<OUTSIDE FRONT COVER>
Prospectus
                                                           Thornburg Funds
                                                           ---------------
                                                          February 1, 2009
                                                  as revised July 15, 2009

                    Thornburg Limited Term Municipal Fund
                       ("Limited Term National Fund")
               Thornburg California Limited Term Municipal Fund
                      ("Limited Term California Fund")
                    Thornburg Intermediate Municipal Fund
                       ("Intermediate National Fund")
                Thornburg New Mexico Intermediate Municipal Fund
                       ("Intermediate New Mexico Fund")
                Thornburg New York Intermediate Municipal Fund
                        ("Intermediate New York Fund")

                Thornburg Limited Term U.S. Government Fund
                            ("Government Fund")
                      Thornburg Limited Term Income Fund
                              ("Income Fund")
                      Thornburg Strategic Income Fund
                         ("Strategic Income Fund")

                           Thornburg Value Fund
                              ("Value Fund")
                     Thornburg International Value Fund
                        ("International Value Fund")
                         Thornburg Core Growth Fund
                              ("Growth Fund")
                  Thornburg Investment Income Builder Fund
                          ("Income Builder Fund")
                     Thornburg Global Opportunities Fund
                       ("Global Opportunities Fund")
                     Thornburg International Growth Fund
                        ("International Growth Fund")

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares involve investment risks (including possible loss of principal), and are not deposits or obligations of, or guaranteed or endorsed by, and are not insured by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any government agency.
                                                      NOT FDIC INSURED
                                                      MAY LOSE VALUE
                                                      NO BANK GUARANTEE
Thornburg Investment Management
Strategies for Building Real Wealth



TABLE OF CONTENTS

4          Limited Term National Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

6          Limited Term California Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

8          Intermediate National Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

10         Intermediate New Mexico Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

12         Intermediate New York Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

14         Government Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

16         Income Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

18      Strategic Income Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

22         Value Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

24         International Value Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

26         Growth Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

28         Income Builder Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

30         Global Opportunities Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

32         International Growth Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

34         Additional Information About Fund Investments,
           Investment Practices and Risks

37         Opening Your Account - Buying Fund Shares

42         Selling Fund Shares

43         Investor Services

44         Transaction Details

46         Dividends and Distributions

47         Taxes

48         Organization of the Funds

48         Investment Advisor

50         Trustees

51         Financial Highlights



LIMITED TERM NATIONAL FUND

Investment Goals
----------------
The primary investment goal of Limited Term National Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Fund's investment advisor, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders. The Fund may not achieve its investment goals.

Principal Investment Strategies
-------------------------------
The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Investment Management, Inc. ("Thornburg") actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. "Participations" are undivided interests in pools of securities where the underlying credit support passes through to the participants. Securities ratings are discussed beginning on page 37. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity normally less than five years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its assets in municipal obligations. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax.

Principal Investment Risks
--------------------------
The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for intermediate and longer term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares could also be reduced if obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduced the ability of issuers to pay principal and interest when due or changed the tax treatment of interest on municipal obligations. Unrated obligations may have, or may be perceived to have, greater risk of default. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 34.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in Limited Term National Fund by showing how the Fund's investment results vary from year to year. Information before June 21, 2004 relates to a predecessor fund which was reorganized as a Fund of Thornburg Investment Trust on June 21, 2004. For a description of the merger, see "Organization of the Funds" in the Statement of Additional Information. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class C share performance to the Barclays Capital Five-Year Municipal Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal bonds from throughout the United States, with an approximate maturity of five years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus.
------------------------------------------------------------

15.00%


10.00%

             6.81%         7.40%
 5.00%              4.82%
                                  3.25%                3.01%  3.91%
                                         1.69%  1.25%                1.00%
 0.00% 0.34%


-5.00%
       1999   2000   2001   2002   2003   2004   2005   2006   2007   2008

Highest quarterly results for time period shown: 3.20%
(quarter ended 6-30-02).

Lowest quarterly results for time period shown: -1.38%%
(quarter ended 6-30-04).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-08)
----------------------------
Class A Shares            One Year    Five Years     Ten Years
---------------           --------    ----------     ---------
Return Before Taxes        -0.54%       1.86%          3.17%

Return After Taxes
on Distributions           -0.51%       1.86%          3.17%

Return After Taxes on
Distributions and Sale
of Fund Shares              0.92%       2.06%          3.23%

Barclays Index              5.78%       3.57%          4.56%
(reflects no deduction for fees, expenses, or taxes)

Class C Shares
--------------
                          One Year    Five Years     Ten Years
                          --------    ----------     ---------
Return Before Taxes         0.16%       1.87%          2.99%

Barclays Index              5.78%       3.57%          4.56%
(reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C returns because the returns of the classes are different.

Fees and Expenses of the Fund
-----------------------------
The following tables describe the fees and expenses that you may pay if you buy and hold shares of Limited Term National Fund.

Shareholder Fees (fees paid directly from your investment)
----------------
                                                    Class A    Class C
                                                    -------    -------
   Maximum Sales Charge (Load) Imposed on            1.50%      none
   Purchases (as a percentage of offering price)

   Maximum Deferred Sales Charge (Load) on
   Redemptions (as a percentage of redemption
   proceeds or original purchase price,
   whichever is lower)                               0.50%(1)  0.50%(2)

Annual Fund Operating Expenses (expenses that are deducted from Fund ------------------------------ assets)
                                                    Class A    Class C
                                                    -------    -------
   Management Fee                                    0.43%     0.43%
   Distribution and Service (12b-1) Fees             0.25%     1.00%
   Other Expenses                                    0.21%     0.24%
                                                     -----     -----
   Total Annual Fund Operating Expenses              0.89%     1.67%(3)

 (1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
 (2) Imposed only on redemptions of Class C shares within 12 months of purchase.
 (3) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class C expenses do not exceed 1.24%. Waiver of fees and reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class A Shares     $239     $430     $636    $1,230
     Class C Shares     $220     $526     $907    $1,976

You would pay the following expenses if you did not redeem your Class C shares:
                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class C Shares     $170     $526     $907    $1,976

LIMITED TERM CALIFORNIA FUND

Investment Goals
-----------------
The primary investment goal of Limited Term California Fund is to obtain as high a level of current income exempt from federal and California state individual income taxes as is consistent, in the view of the Fund's investment advisor, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders. The Fund may not achieve its investment goals.

Principal Investment Strategies
-------------------------------
The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of California and its agencies, and by California local governments and their agencies. Thornburg Investment Management, Inc. ("Thornburg") actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. "Participations" are undivided interests in pools of securities where the underlying credit support passes through to the participants. Securities ratings are discussed beginning on page 37. The Fund may invest in obligations issued by certain United States territories and possessions. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity normally less than five years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in California which are exempt from California and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in California or issued by United States territories and possessions. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal or California income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal and California income taxes.

Principal Investment Risks
--------------------------
The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for intermediate and longer term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Unrated obligations may have, or be perceived to have, greater risk of default. Because the Fund invests primarily in obligations originating in California, the Fund's share value may be more sensitive to adverse economic or political developments in that state. California's economy experienced an overall slowdown in 2008, and projected budget deficits could impair the ability of some governmental issuers in California to meet their debt obligations. In one such instance, California's weak housing market and rising public employee salaries and benefits led a California municipality to seek federal bankruptcy protection and the adjustment of its debts. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in a Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 34.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in Limited Term California Fund by showing how the Fund's investment results vary from year to year. Information before June 21, 2004 relates to a predecessor fund which was reorganized as a Fund of Thornburg Investment Trust on June 21, 2004. For a description of the merger, see "Organization of the Funds" in the Statement of Additional Information. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown, and the average annual total return figures compare Class A and Class C share performance to the Barclays Capital Five-Year Municipal Bond Index, a broad measure of market performance. The index is a model portfolio of municipal bonds throughout the United States, with an approximate maturity of five years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus.
------------------------------------------------------------

15.00%


10.00%

              6.26%        6.38%
 5.00%              4.27%
                                                       3.21%  3.51%
                                  2.54%  1.43%  1.00%
 0.00% 0.48%                                                         0.58%


-5.00%
       1999   2000   2001   2002   2003   2004   2005   2006   2007   2008

Highest quarterly results for time period shown: 3.10%
(quarter ended 9-30-02).

Lowest quarterly results for time period shown: -1.54%
(quarter ended 6-30-04).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-08)
----------------------------
Class A Shares            One Year    Five Years     Ten Years
--------------            --------    ----------     ---------

Return Before Taxes        -0.90%       1.63%          2.79%

Return After Taxes
on Distributions           -0.92%       1.64%          2.79%

Return After Taxes on
Distributions and Sale
of Fund Shares              0.57%       1.85%          2.88%

Barclays Index              5.78%       3.57%          4.56%
(reflects no deduction for fees, expenses, or taxes)

Class C Shares
--------------
                          One Year    Five Years     Ten Years
                          --------    ----------     ---------
Return Before Taxes        -0.17%       1.68%          2.63%

Barclays Index              5.78%       3.57%          4.56%
(reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C shares because the returns of the classes are different.

Fees and Expenses of the Fund
-----------------------------
The following tables describe the fees and expenses that you may pay if you buy and hold shares of Limited Term California Fund.

Shareholder Fees (fees paid directly from your investment)
----------------
                                                      Class A    Class C
                                                      -------    -------
   Maximum Sales Charge (Load) Imposed on Purchases    1.50%      none
   (as a percentage of offering price)

   Maximum Deferred Sales Charge (Load) on Redemptions 0.50%(1) 0.50%(2) (as a percentage of redemption proceeds or original purchase price, whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund ------------------------------ assets)
                                                      Class A    Class C
                                                      -------    -------
   Management Fee                                      0.50%      0.50%
   Distribution and Service (12b-1) Fees               0.25%      1.00%
   Other Expenses                                      0.25%      0.28%
                                                       ----      -----
   Total Annual Fund Operating Expenses(3)             1.00%      1.78%

(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2) Imposed only on redemptions of Class C shares within 12 months of purchase.
(3) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class A expenses do not exceed 0.99% and actual Class C expenses do not exceed 1.24%. Waiver of fees and reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class A Shares     $250     $464     $694    $1,356
     Class C Shares     $231     $560     $964    $2,095

You would pay the following expenses if you did not redeem your Class C shares:
                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class C Shares     $181     $560     $964    $2,095

INTERMEDIATE NATIONAL FUND

Investment Goals
----------------
The primary investment goal of Intermediate National Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Fund's investment advisor, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders. The Fund may not achieve its investment goals.

Principal Investment Strategies
-------------------------------
The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies, and by certain United States territories and possessions. Thornburg Investment Management, Inc. ("Thornburg") actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. "Participations" are undivided interests in pools of securities where the underlying credit support passes through to the participants. Securities ratings are discussed beginning on page 37. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its assets in municipal obligations. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax.

Principal Investment Risks
---------------------------
The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for intermediate and longer term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Unrated obligations may have, or be perceived to have, greater risk of default. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 34.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in Intermediate National Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class C share performance to the Merrill Lynch Municipal (7-12 years) Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal obligations from throughout the United States, with an average portfolio maturity which ranges from seven to 12 years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus.
------------------------------------------------------------
15.00%


10.00%
                           8.13%
             6.91%
 5.00%              4.81%         4.07%
                                         3.23%         3.69%
                                                2.34%         2.92%
 0.00%
      -1.98%

-5.00%                                                              -4.07%

       1999   2000   2001   2002   2003   2004   2005   2006   2007   2008

Highest quarterly results for time period shown: 4.03%
(quarter ended 9-30-02)

Lowest quarterly results for time period shown: -2.34%
(quarter ended 9-30-08).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-08)
----------------------------
Class A Shares            One Year    Five Years     Ten Years
--------------            --------    ----------     ---------
Return Before Taxes         -6.00%       1.16%          2.73%

Return After Taxes
on Distributions            -5.99%       1.17%          2.73%

Return After Taxes on
Distributions and Sale
of Fund Shares              -2.50%       1.58%          2.94%

Merrill Lynch Index          2.23%       3.72%          4.97%
(reflects no deduction for fees, expenses, or taxes)

Class C Shares            One Year    Five Years    Ten Years
--------------            --------    ----------    ---------
Return Before Taxes         -4.81%       1.32%          2.61%

Merrill Lynch Index          2.23%       3.72%          4.97%
(reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C shares because the returns of the classes are different.

Fees and Expenses of the Fund
-----------------------------
The following tables describe the fees and expenses that you may pay if you buy and hold shares of Intermediate National Fund.

Shareholder Fees (fees paid directly from your investment)
----------------
                                                      Class A    Class C
                                                      -------    -------
   Maximum Sales Charge (Load) Imposed on Purchases    2.00%      none
   (as a percentage of offering price)

   Maximum Deferred Sales Charge (Load) on             0.50%(1)  0.60%(2)
   Redemptions (as a percentage of redemption proceeds or original purchase price, whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund ------------------------------ assets)
                                                      Class A    Class C
                                                      -------    -------
   Management Fee                                      0.50%      0.50%
   Distribution and Service (12b-1) Fees               0.25%      1.00%
   Other Expenses                                      0.21%      0.25%
                                                      -------    -------
   Total Annual Fund Operating Expenses                0.96%      1.75%(3)

(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2) Imposed only on redemptions of Class C shares within 12 months of purchase.
(3) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class C expenses do not exceed 1.24%. Waiver of fees and reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class A Shares     $296     $500     $720    $1,354
     Class C Shares     $238     $551     $949    $2,062

You would pay the following expenses if you did not redeem your Class C shares:
                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class C Shares     $178     $551     $949    $2,062

INTERMEDIATE NEW MEXICO FUND

Investment Goals
----------------
The primary investment goal of Intermediate New Mexico Fund is to obtain as high a level of current income exempt from federal and New Mexico state individual income taxes as is consistent, in the view of the Fund's investment advisor, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders. The Fund may not achieve its investment goals.

Principal Investment Strategies
--------------------------------
The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of New Mexico and its agencies, and by New Mexico local governments and their agencies. Thornburg Investment Management, Inc. ("Thornburg") actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. "Participations" are undivided interests in pools of securities where the underlying credit support passes through to the participants. Securities ratings are discussed beginning on page 37. The Fund may invest in obligations issued by certain United States territories and possessions. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in New Mexico which are exempt from New Mexico and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in New Mexico or issued by United States territories or possessions. The Fund may invest up to 20% of its assets in taxable securities which produce income not exempt from federal or New Mexico income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of the Fund's income would be subject to federal and New Mexico income taxes.

Principal Investment Risks
--------------------------
The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for intermediate and longer term obligations owned by the Fund. During periods of declining interest rates, the Fund's dividends decline. The value of Fund shares also could be reduced if obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Unrated obligations may have, or may be perceived to have, greater risk of default. Because the Fund invests primarily in obligations originating in New Mexico, the Fund's share value may be more sensitive to adverse economic or political developments in that state. Declining oil and gas prices and reduced consumer sales had a negative effect on New Mexico's economy in 2008, and projected budget deficits could impair the ability of some governmental issuers in New Mexico to meet their debt obligations. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is a nondiversified investment company, which means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund's share price to decline to a greater degree.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 34.

Past Performance of the Fund
-----------------------------
The following information provides some indication of the risks of investing in Intermediate New Mexico Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A share performance to the Merrill Lynch Municipal (7-12 years) Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal obligations from throughout the United States, with an average portfolio maturity which ranges from seven to 12 years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus.
------------------------------------------------------------
15.00%


10.00%

             6.57%         7.25%
 5.00%              4.53%         3.87%                3.43%  3.57%
                                         2.94%
                                                1.76%
 0.00% -0.05%                                                        0.45%


-5.00%
       1999   2000   2001   2002   2003   2004   2005   2006   2007   2008

Highest quarterly results for time period shown:  3.00%
(quarter ended 9-30-02).

Lowest quarterly results for time period shown:  -2.04%
(quarter ended 9-30-08).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-08)
----------------------------
                          One Year    Five Years     Ten Years
                          --------    ----------     ---------
Return Before Taxes        -1.57%        2.01%          3.20%

Return After Taxes
on Distributions           -1.56%        2.01%          3.20%

Return After Taxes on
Distributions and Sale
of Fund Shares              0.23%        2.22%          3.29%

Merrill Lynch Index         2.23%        3.72%          4.97%
(reflects no deduction for fees, expenses, or taxes)

Class D Shares
--------------
                                                     Since Inception
                          One Year    Five Years        (6-01-99)
                          --------    ----------     ---------------
Return Before Taxes         0.18%        2.15%          3.24%

Merrill Lynch Index         2.23%        3.72%          5.25%
(reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class D shares because the returns of the classes are different.

Fees and Expenses of the Fund
-----------------------------
The following tables describe the fees and expenses that you may pay if you buy and hold shares of Intermediate New Mexico Fund.

Shareholder Fees (fees paid directly from your investment)
----------------
                                                      Class A   Class D
                                                      -------   -------
   Maximum Sales Charge (Load) Imposed on Purchases    2.00%     none
   (as a percentage of offering price)

   Maximum Deferred Sales Charge (Load) on             0.50%(1)  none
   Redemptions (as a percentage of redemption proceeds or original purchase price, whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund ------------------------------ assets)
                                                      Class A   Class D
                                                      -------   -------
   Management Fee                                      0.50%     0.50%
   Distribution and Service (12b-1) Fees               0.25%     1.00%
   Other Expenses                                      0.22%     0.24%
                                                      -------   -------
   Total Annual Fund Operating Expenses                0.97%     1.74%(2)

(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class D expenses do not exceed 1.24%. Waiver of fees and reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $297    $503     $726     $1,366
     Class D Shares      $177    $548     $944     $2,052

INTERMEDIATE NEW YORK FUND

Investment Goals
----------------
The primary investment goal of Intermediate New York Fund is to obtain as high a level of current income exempt from federal, New York State and New York City individual income taxes as is consistent, in the view of the Fund's investment advisor, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders. The Fund may not achieve its investment goals.

Principal Investment Strategies
-------------------------------
The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by New York State and its agencies, and by New York State local governments and their agencies. Thornburg Investment Management, Inc. ("Thornburg") actively manages the Fund's portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. "Participations" are undivided interests in pools of securities where the underlying credit support passes through to the participants. Securities ratings are discussed beginning on page 37. The Fund may invest in obligations issued by certain United States territories and possessions. The Fund's portfolio is "laddered" by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in New York State which are exempt from New York State and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in New York or issued by United States territories and possessions. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal or New York income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of the Fund's income would be subject to federal and New York State and City income taxes.

Principal Investment Risks
--------------------------
The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. The effect is more pronounced for intermediate and longer term obligations owned by the Fund. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Unrated obligations may have, or may be perceived to have, greater risk of default. Because the Fund invests primarily in obligations originating in New York, the Fund's share value may be more sensitive to adverse economic or political developments in that state. New York's economy experienced an overall slowdown in 2008, and projected budget deficits could impair the ability of some governmental issuers in New York to meet their debt obligations. New York State has a larger debt burden, higher tax rates, and more infrastructure needs than most states, which may hamper economic growth and reduce financial flexibility in years to come. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in a Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is a nondiversified investment company, which means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund's share price to decline to a greater degree.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 34.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in Intermediate New York Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A share performance to the Merrill Lynch Municipal (7-12 years) Bond Index, a broad measure of market performance. The Index is a model portfolio of municipal obligations from throughout the United States, with an average portfolio maturity which ranges from seven to 12 years. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus.
------------------------------------------------------------
15.00%


10.00%
             8.31%
                           6.88%
 5.00%              5.26%
                                  3.21%                3.44%  3.37%
                                         2.30%  1.68%
 0.00% -0.32%                                                        0.78%


-5.00%
       1999   2000   2001   2002   2003   2004   2005   2006   2007   2008

Highest quarterly results for time period shown: 3.26%
(quarter ended 9-30-02).

Lowest quarterly results for time period shown: -1.73%
(quarter ended 9-30-08).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-08)
----------------------------
Class A Shares
--------------
                          One Year  Five Years   Ten Years
                          --------  ----------   ---------
Return Before Taxes        -1.23%     1.90%        3.25%

Return After Taxes
on Distributions           -1.23%     1.90%        3.25%

Return After Taxes on
Distributions and Sale
of Fund Shares              0.46%     2.14%        3.36%

Merrill Lynch Index         2.23%     3.72%        4.97%
(reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax.

Fees and Expenses of the Fund
-----------------------------
The following tables describe the fees and expenses that you may pay if you buy and hold shares of Intermediate New York Fund.

Shareholder Fees (fees paid directly from your investment)
----------------
                                                      Class A
                                                      -------
   Maximum Sales Charge (Load) Imposed on Purchases    2.00%
   (as a percentage of offering price)

   Maximum Deferred Sales Charge (Load) on
   Redemptions (as a percentage of redemption
   proceeds or original purchase price,
   whichever is lower)                                 0.50%(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund ------------------------------ assets)
                                                      Class A
                                                      -------
   Management Fee                                      0.50%
   Distribution and Service (12b-1) Fees               0.25%
   Other Expenses                                      0.33%
                                                       -----
   Total Annual Fund Operating Expenses                1.08%(2)

(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2) Thornburg Investment Management, Inc. intends to waive fees and reimburse expenses so that actual expenses do not exceed 0.99%. Waiver of fees and reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $308    $537     $784     $1,491

GOVERNMENT FUND

Investment Goals
----------------
The primary goal of Government Fund is to provide as high a level of current income as is consistent, in the view of the Fund's investment advisor, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer term portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders. The Fund may not achieve its investment goals.

Principal Investment Strategies
-------------------------------
Thornburg Investment Management, Inc. ("Thornburg") actively manages the Fund's investments in pursuing the Fund's investment goals. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund's investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security before its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to market conditions.

Government Fund invests at least 80% of its assets in U.S. Government Securities. For this purpose, "U.S. Government Securities" means:

     Securities backed by the full faith and credit of the U.S. Government, including direct obligations of the U.S. Treasury (such as U.S. Treasury Bonds) and obligations of U.S. Government agencies and instrumentalities which are guaranteed by the U.S. Treasury (such as "Ginnie Mae" mortgage-backed certificates issued by the Government National Mortgage Association).

     Securities issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises, but which are not backed by the full faith and credit of the U.S. Government. These securities include mortgage-backed certificates, collateralized mortgage obligations ("CMOs"), and debentures issued by "Freddie Mac" (Federal Home Loan Mortgage Corporation) and "Fannie Mae" (Federal National Mortgage Association).

U.S. Government Securities include for this purpose repurchase agreements secured by the securities described above, and participations having economic characteristics similar to those securities. "Participations" are undivided interests in pools of securities where the underlying credit support passes through to the participants.

Because the magnitude of changes in the value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

Principal Investment Risks
--------------------------
The value of the Fund's shares and its dividends will change in response to changes in market interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for any intermediate or longer term obligations owned by the Fund. Value changes in response to interest rate changes also may be more pronounced for mortgage-backed securities owned by the Fund. Additionally, decreases in market interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. A fall in worldwide demand for U.S. Government Securities or general economic decline could lower the value of those securities.

Some securities owned by the Fund are not backed by the full faith and credit of the U.S. Government and may be subject to default, delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. In particular, obligations of U.S. Government agencies, instrumentalities and government sponsored enterprises (sometimes referred to as "agency obligations") are not direct obligations of the United States, and may or may not be backed by the full faith and credit of the U.S. Government. Although the U.S. Government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. Government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities of U.S. Government agencies, instrumentalities and enterprises purchased by the Fund are rated "Aaa" by Moody's Investors Services or "AAA" by Standard and Poor's Corporation. Ratings agencies could change the ratings of these securities in the future.

Although the Fund may acquire obligations issued or guaranteed by the U.S. Government and its agencies, instrumentalities and enterprises, neither the Fund's net asset value nor its dividends are guaranteed by the U.S. Government. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund's share value will fluctuate as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 34.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in Government Fund by showing how Government Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class B and Class C share performance to the Barclays Capital Intermediate Government Bond Index, a broad measure of market performance. The Index is a model portfolio of U.S. Government obligations. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus.
------------------------------------------------------------
15.00%


10.00%       9.62%         10.39%
                    7.17%
                                                              6.76%  6.78%
 5.00%
                                                        3.33%
                                   2.38%  1.21% 1.07%
 0.00% 0.22%


-5.00%
       1999   2000   2001   2002   2003   2004   2005   2006   2007   2008

Highest quarterly results for time period shown: 5.22%
(quarter ended 9-30-02).

Lowest quarterly results for time period shown: -2.44%
(quarter ended 6-30-04).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-08)
----------------------------
Class A Shares
--------------
                          One Year    Five Years     Ten Years
                          --------    ----------     ---------

Return Before Taxes        5.19%       3.49%          4.68%

Return After Taxes
on Distributions           4.04%       2.43%          3.18%

Return After Taxes on
Distributions and Sale
of Fund Shares             3.34%       2.35%          3.07%

Barclays Intermediate
Government Bond Index     10.43%       5.29%          5.74%
(reflects no deduction for fees, expenses, or taxes)

                                                    Since Inception
Class B Shares            One Year    Five Years      (11-01-02)
--------------            --------    ----------    ---------------
Return Before Taxes        0.39%       1.95%          2.35%

Barclays Intermediate
Government Bond Index     10.43%       5.29%          4.85%
Index (reflects no deduction for fees, expenses, or taxes)

Class C Shares
--------------            One Year    Five Years     Ten Years
                          --------    ----------     ---------
Return Before Taxes        5.95%       3.51%          4.51%

Barclays Intermediate
Government Bond Index     10.43%       5.29%          5.74%
(reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class B and Class C shares because the returns of the classes are different.

Fees and Expenses of the Fund
-----------------------------
The following tables describe the fees and expenses that you may pay if you buy and hold shares of Government Fund.

Shareholder Fees (fees paid directly from your investment)
----------------
                                                Class A   Class B  Class C
                                                -------   -------  -------
   Maximum Sales Charge (Load) Imposed on        1.50%     none     none
   Purchases (as a percentage of offering price)

   Maximum Deferred Sales Charge (Load) on
   Redemptions (as a percentage of redemption
   proceeds or original offering price,
   whichever is lower)                           0.50%(1) 5.00%(2) 0.50%(3)

Annual Fund Operating Expenses (expenses that are deducted from Fund ------------------------------ assets)
                                               Class A   Class B   Class C
                                               -------   -------   -------
   Management Fee                               0.38%     0.38%     0.38%
   Distribution and Service (12b-1) Fees        0.25%     1.00%     1.00%
   Other Expenses                               0.32%     0.88%     0.37%
                                                -------   -------  -------
   Total Annual Fund Operating Expenses         0.95%     2.26%
1.75%(4)

(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2) Class B shares are subject to a contingent deferred sales charge
    (CDSC) if shares are redeemed within seven years of purchase. The CDSC decreases over time.
(3) Imposed only on redemptions of Class C shares within 12 months of purchase.
(4) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class C expenses do not exceed 1.24%. Waiver of fees and reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $245    $  448   $  668   $1,299
     Class B Shares      $729    $1,056   $1,410   $2,261*
     Class C Shares      $228    $  551   $  949   $2,062

You would pay the following expenses if you did not redeem your Class B or C shares:
                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class B Shares      $229    $  706   $1,210   $2,261*
     Class C Shares      $178    $  551   $  949   $2,062

* Reflects the conversion to Class A Shares at the end of eight years.

INCOME FUND

Investment Goals
----------------
The primary goal of Income Fund is to provide as high a level of current income as is consistent, in the view of the Fund's investment advisor, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share prices compared to longer term portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority of the Fund's shareholders. The Fund may not achieve its investment goals.

Principal Investment Strategies
-------------------------------
Thornburg Investment Management, Inc. ("Thornburg") actively manages the Fund's portfolio in attempting to meet the Fund's investment goals. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund's investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions.

The Fund invests at least 65% of its net assets in (i) obligations of the U.S. Government, its agencies and instrumentalities, and (ii) debt obligations rated at the time of purchase in one of the three highest ratings of Standard & Poor's Corporation (AAA, AA or A) or Moody's Investors Services, Inc., (Aaa, Aa or A) or if not rated, judged to be of comparable quality by Thornburg. The Fund will not invest in any debt obligation rated at the time of purchase lower than BBB by Standard & Poor's or Baa by Moody's or of equivalent quality as determined by Thornburg. The Fund may purchase debt obligations such as corporate debt obligations, mortgage-backed securities, other asset-backed securities, municipal securities, and commercial paper and bankers' acceptances. Securities ratings are discussed beginning on page 37. The Fund emphasizes investments in U.S. Government securities and other issuers domiciled in the United States, but may purchase foreign securities of the same types and quality as the domestic securities it purchases when Thornburg anticipates foreign securities offer more investment potential.

Because the magnitude of changes in the value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

Principal Investment Risks
--------------------------
The value of the Fund's shares and its dividends will change in response to changes in market interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. This effect is more pronounced for any intermediate or longer term obligations owned by the Fund. Value changes in response to interest rate changes also may be more pronounced for mortgage- and other asset-backed securities owned by the Fund. Additionally, decreases in market interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return.

Some investments owned by the Fund may be subject to default or delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. A fall in worldwide demand for U.S. Government obligations or general economic decline could lower the value of these securities. Additionally, obligations of U.S. Government agencies and instrumentalities (sometimes referred to as "agency obligations") are not direct obligations of the United States, and may or may not be backed by the full faith and credit of the U.S. Government. Although the U.S. Government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. Government would provide financial support for any such obligation on a default by the issuing agency or instrumentality in the absence of a legal requirement to do so.

Foreign securities the Fund may purchase are subject to additional risks, including changes in currency exchange rates which may adversely affect the Fund's investments, political instability, confiscation, inability or delays in selling foreign investments and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries.

Although the Fund may acquire obligations issued or guaranteed by the U.S. Government and its agencies, instrumentalities and enterprises, neither the Fund's net asset value nor its dividends are guaranteed by the U.S. Government. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund's share value will fluctuate as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 34.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in Income Fund by showing how Income Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class C share performance to the Barclays Capital Intermediate Government/Credit Index, a broad measure of market performance. The Index is a model portfolio of U.S. Government and corporate debt obligations. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus.
------------------------------------------------------------
15.00%


10.00%       9.48%
                    8.16%  8.71%
                                                              6.02%
 5.00%                            4.37%
                                          2.45%         3.55%
                                                1.28%
 0.00% 0.38%

                                                                    -3.55%
-5.00%
       1999   2000   2001   2002   2003   2004   2005   2006   2007   2008

Highest quarterly results for time period shown: 4.39%
(quarter ended 9-30-01).

Lowest quarterly results for time period shown: -2.65%
(quarter ended 9-30-08).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above and the returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-08)
----------------------------

Class A Shares
--------------              One Year    Five Years    Ten Years
                            --------    ----------    ---------
Return Before Taxes          -4.98%       1.59%         3.86%

Return After Taxes
on Distributions             -6.53%       0.18%         2.08%

Return After Taxes on
Distributions and Sale
of Fund Shares               -3.22%       0.55%         2.21%

Barclays Intermediate
Govt/Credit Index             5.08%       4.21%         5.42%
(reflects no deduction for fees, expenses, or taxes)

Class C Shares
--------------
                            One Year    Five Years     Ten Years
                            --------    ----------     ---------
Return Before Taxes          -4.18%       1.67%         3.70%

Barclays Intermediate
Govt/Credit Index             5.08%       4.21%         5.42%
(reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C shares because the returns of the classes are different.

Fees and Expenses of the Fund
-----------------------------
The following tables describe the fees and expenses that you may pay if you buy and hold shares of Income Fund.

Shareholder Fees (fees paid directly from your investment)
----------------
                                                    Class A    Class C
                                                    -------    -------
   Maximum Sales Charge (Load)Imposed                1.50%      none
   on Purchases (as a percentage of offering price)

   Maximum Deferred Sales Charge (Load) on           0.50%(1)   0.50%(2)
   Redemptions (as a percentage of redemption proceeds or original offering price, whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund ------------------------------ assets)
                                                    Class A    Class C
                                                    -------    -------
   Management Fee                                    0.50%      0.50%
   Distribution and Service (12b-1) Fees             0.25%      1.00%
   Other Expenses                                    0.28%      0.33%
                                                    -------    -------
   Total Annual Fund Operating Expenses(3)           1.03%      1.83%

(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2) Imposed only on redemptions of Class C shares within 12 months of purchase.
(3) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class A expenses do not exceed 0.99% and actual Class C expenses do not exceed 1.24%. Waiver of fees and reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $253    $473     $710     $1,391
     Class C Shares      $236    $576     $990     $2,148

You would pay the following expenses if you did not redeem your Class C shares:
                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class C Shares      $186    $576     $990     $2,148

STRATEGIC INCOME FUND

Investment Goals
----------------
The Fund's primary investment goal is to seek a high level of current income. The Fund's secondary investment goal is some long-term capital appreciation. The Fund may not achieve its investment goals.

Principal Investment Strategies
-------------------------------
The Fund pursues its investment goals by investing in a broad range of income producing investments from throughout the world, primarily including debt obligations and income producing stocks. The Fund expects, under normal conditions, to invest a majority of its assets in the debt obligations described below, but the relative proportions of the Fund's investments in debt obligations and in income producing stocks can be expected to vary over time.

The Fund may invest in debt obligations of any kind, of any quality, and of any maturity. The Fund expects, under normal conditions, to select a majority of its investments from among the following types of debt obligations:

     * bonds and other debt obligations issued by domestic and foreign companies of any size (including lower rated "high yield" or "junk" bonds)
     * mortgage-backed securities and other asset-backed securities
     *  convertible debt obligations
     * obligations issued by foreign governments (including developing countries)
     * collateralized mortgage obligations ("CMOs"), collateralized debt obligations ("CDOs"), collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs"), and other structured finance arrangements
     * obligations of the U.S. Government and its agencies and sponsored enterprises
     *  other derivative instruments and structured notes
     *  zero coupon bonds and "stripped" securities
     * taxable municipal obligations and participations in municipal obligations

The Fund may invest in any stock or other equity security which the investment advisor believes may assist the Fund in pursuing its investment goals, including primarily income producing common and preferred stocks issued by domestic and foreign companies of any size (including smaller companies with market capitalizations of less than $500 million, and companies in developing countries), and also including publicly traded real estate investment trusts and other equity trusts and partnership interests. The Fund expects that its equity investments will be weighted in favor of companies that pay dividends or other current income.

The Fund's investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short term trading on market fluctuations. However, the Fund may dispose of any such investment prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or otherwise to respond to market conditions.

Principal Investment Risks
--------------------------
The value of the Fund's investments varies from day to day, generally reflecting changes in interest rates, changes in market conditions, political and economic news, declines in corporate dividends, industry and technological developments, and developments affecting specific companies and other issuers of securities. The value of the Fund's investments can be reduced by unsuccessful investment strategies, poor selection of debt obligations and equity securities, changes in industry leadership, poor economic growth, market volatility, and political and legal developments. Declines in corporate dividends due to reductions in earnings and other factors may cause a reduction in the value of the Fund's shares.

When interest rates increase, the value of the Fund's debt obligations declines and the Fund's share value decreases. This effect is more pronounced for any intermediate term or longer term debt obligations owned by the Fund. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates. Value changes in response to interest rate changes also may be more pronounced for mortgage and other asset-backed securities owned by the Fund. Debt obligations owned by the Fund also may be subject to default or delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. Lower rated securities (including particularly "high yield" securities or "junk" bonds) are more vulnerable to default, downgrades, and market volatility. Some debt obligations may be backed by so-called "subprime" mortgages (which may be subject to a greater risk of default), making it difficult for the Fund to value its investment or to sell the investment in a timely manner or at an acceptable price.

Investments in debt obligations or equity securities issued by smaller companies involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulties in selling the investments.

Foreign debt obligations or foreign equity securities the Fund may purchase are subject to additional risks, including changes in currency exchange rates which may adversely affect the Fund's investments, political instability, confiscation, inability or delays in selling foreign investments and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries. In addition, some foreign government debt obligations may be subject to default, delays in payment, or could be downgraded by ratings agencies. Similarly, debt obligations issued by U.S. Government agencies, instrumentalities and government sponsored enterprises (sometimes referred to as "agency obligations") are not direct obligations of the U.S. Government and may not be backed by the full faith and credit of the government. Consequently, these agency obligations may also be subject to default, delays in payment, or could be downgraded by ratings agencies.

Investments in structured finance arrangements, including CMOs, CDOs, CBOs and CLOs, involve the risks associated with the underlying pool of securities or other assets, and also may involve risks different or greater than the risks affecting the underlying assets. In particular, these investments may be less liquid than other debt obligations, making it difficult for the Fund to value its investment or sell the investment in a timely manner or at an acceptable price.

Investments in derivatives involve the risks associated with the securities or other assets underlying the derivatives, and also may involve risks different or greater than the risks affecting the underlying assets, including the inability or unwillingness of the other party to any derivative to perform its obligations to the Fund, the Fund's inability or delays in selling or closing positions in derivatives, and difficulties in valuing derivatives.

The market value of any zero coupon bonds or "stripped" securities that the Fund may purchase will typically be more volatile than the value of a comparable, interest-paying bond. Zero coupon bonds and "stripped" securities are also subject to the risk that the Fund may have to recognize income on its investment and make distributions to shareholders before it has received any cash payments on its investment.

Investments in real estate investment trusts ("REITs") are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 34.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in Strategic Income Fund by showing how the Fund's investment results vary. The bar chart shows the annual total return for Class A shares in the one full calendar year of the Fund's operations. The Fund's operations commenced on December 19, 2007. The average annual total return figures compare Class A and Class C performance to the Barclays Capital U.S. Universal Index, a broad measure of market performance, and to a Blended Benchmark,* comprised of 80% Barclays Capital Aggregate Bond Index, which represents a broad measure of bond market performance, and 20% MSCI World Index, which represents a broad measure of equity market performance in developed markets. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus
-----------------------------------------------------------
 80.00%

 60.00%

 40.00%

 20.00%

  0.00%

-20.00%       -18.48%

-40.00%

-60.00%

                2008

Highest quarterly results for time period shown: -0.21%
(quarter ended 3-31-08)

Lowest quarterly results for time period shown: -10.38%
(quarter ended 12-31-08)

The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (period ended 12-31-08)
----------------------------
                                                 Since Inception
Class A Shares                 One Year            (12-19-07)
--------------                 --------          ---------------

Return Before Taxes             -22.13%              -19.95%

Return After Taxes
on Distributions                -23.96%              -21.80%

Return After Taxes on
Distributions and Sale
of Fund Shares                  -14.25%              -17.84%

Barclays U.S. Universal Index     2.38%                2.66%
(reflects no deduction for fees, expenses, or taxes)

Blended Benchmark                -5.60%               -4.71%
(reflects no deduction for fees, expenses, or taxes)

                                                 Since Inception
Class C Shares                 One Year            (12-19-07)
--------------                 --------          ---------------

Return Before Taxes             -19.77%              -16.86%

Barclays U.S. Universal Index     2.38%                2.66%
(reflects no deduction for fees, expenses, or taxes)

Blended Benchmark                -5.60%               -4.71%
(reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. Actual after-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C shares because the returns of the classes are different.

Fees and Expenses of the Fund
-----------------------------
The following tables describe the fees and expenses that you may pay if you buy and hold shares of Strategic Income Fund.

Shareholder Fees (fees paid directly from your investment)
----------------
                                                    Class A    Class C
                                                    -------    -------
   Maximum Sales Charge (Load) Imposed on            4.50%      none
   Purchases (as a percentage of offering price)

   Maximum Deferred Sales Charge (Load) on           1.00%(1)  1.00%(2)
   Redemptions (as a percentage of redemption proceeds or original purchase price, whichever is lower)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
                                                    Class A    Class C
                                                    -------    -------
   Management Fee                                    0.75%     0.75%
   Distribution and Service (12b-1) Fees             0.25%     1.00%
   Other Expenses                                    0.79%     0.90%
                                                     -----     -----
   Total Annual Fund Operating Expenses(3)           1.79%     2.65%

(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2) Imposed only on redemptions of Class C shares within 12 months of purchase.
(3) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class A expenses do not exceed 1.25% and actual Class C expenses do not exceed 1.80%. Waiver of fees and reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class A Shares     $624    $988     $1,376   $2,461
     Class C Shares     $368    $823     $1,405   $2,983

You would pay the following expenses if you did not redeem your Class C shares:
                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class C Shares     $268    $823     $1,405   $2,983

* The blended benchmark is comprised of 80% Barclays Capital Aggregate Bond Index and 20% MSCI World Equity Index. The Barclays Capital Aggregate Bond Index is composed of approximately 6,000 publicly traded bonds including U.S. government, mortgage-backed, corporate and Yankee bonds with an average maturity of approximately 10 years. The index is weighted by the market value of the bond included in the index. This index represents asset types which are subject to risk, including loss of principal. The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
As of June 2008, the MSCI World Index consisted of securities traded in the following 23 developed countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

VALUE FUND

Investment Goals
----------------
The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. This goal is a fundamental policy of the Fund and may be changed only with shareholder approval. The secondary, non-fundamental goal of the Fund is to seek some current income. The Fund may not achieve its investment goals.

Principal Investment Strategies
-------------------------------
The Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected on a value basis. However, the Fund may own a variety of securities, including foreign equity securities, partnership interests and foreign and domestic debt obligations which, in the opinion of the Fund's investment advisor, Thornburg Investment Management, Inc. ("Thornburg"), offer prospects for meeting the Fund's investment goals.

Thornburg intends to invest on an opportunistic basis, where it believes there is intrinsic value. The Fund's portfolio is typically diversified to include basic value stocks and stocks that, in Thornburg's opinion, provide value in a broader or different context, including the stocks of companies with consistent earnings characteristics and those of emerging franchises, when these issues are value priced. The relative proportions of these different types of securities will vary over time. The Fund ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations. Thornburg anticipates that the Fund ordinarily will have a weighted average dividend yield, before Fund expense, that is higher than the yield of the Standard & Poor's Composite Index of 500 stocks.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Value, for purposes of the Fund's selection criteria, relates to both current and projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Fund are:

     - price/earnings ratio          - undervalued assets
     - price/book value              - relative earnings growth potential
     - price/cash flow ratio         - industry growth potential
     - debt/capital ratio            - industry leadership
     - dividend yield                - dividend growth potential
     - dividend history              - franchise value
     - security and consistency      - potential for favorable
        of revenue stream               developments
     - enterprise value/EBITDA       - EBIT (earnings before interest and
       (earnings before interest,      taxes)/interest expense
       taxes, depreciation and
       amortization)

The Fund typically makes equity investments in the following three types of companies:

Basic Value companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

Consistent Earner companies when they are selling at valuations below historic norms. Stocks in this category sometimes sell at premium valuations and sometimes at discount valuations. Generally, they have shown steady earnings growth, dividend growth, or both. There are no assurances that these trends will continue in the future.

Emerging Franchises are value-priced companies that in Thornburg's opinion are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions the proportion of the Fund invested in companies of this type will be less than the proportions of the Fund invested in basic value or consistent earner companies.

The Fund selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing countries).

Debt obligations will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt obligations of any maturity and of any quality.

Principal Investment Risks
--------------------------
The value of the Fund's investments varies from day to day, generally reflecting changes in market conditions, political and economic news, declines in corporate dividends, industry and technological developments, changes in interest rates, and developments affecting specific companies and other issuers of securities. The value of the Fund's investments can be reduced by unsuccessful investment strategies, poor selection of equity securities and debt obligations, changes in industry leadership, poor economic growth, market volatility, and political and legal developments. Investments in smaller companies involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulty in selling shares. Principal foreign investment risks include changes in currency exchange rates which may adversely affect the Fund's investments, economic and political instability, confiscation, inability or delays in selling foreign investments, and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries.

When interest rates increase, the value of the Fund's debt obligations declines and the Fund's share value decreases. This effect is more pronounced for any intermediate term or longer term debt obligations owned by the Fund. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates. Debt obligations owned by the Fund also may be subject to default or delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. Lower rated securities (including particularly "high yield" securities or "junk" bonds) are more vulnerable to default, downgrades, and market volatility.

The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 34.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in Value Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class B and Class C share performance to the Standard & Poor's 500 Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus.
-----------------------------------------------------------
 80.00%


 60.00%


 40.00%
        37.44%                     34.99%

 20.00%                                                 21.97%

              3.96%                       7.21%  9.52%         6.14%
  0.00%
                     -8.11%

-20.00%
                            -24.85%

-40.00%                                                            -41.56%


-60.00%
        1999   2000   2001   2002   2003   2004   2005   2006   2007  2008

Highest quarterly results for time period shown: 21.63%
(quarter ended 12-31-99)

Lowest quarterly results for time period shown: -22.07%
(quarter ended 12-31-08)

The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-08)
----------------------------
Class A Shares
--------------            One Year    Five Years      Ten Years
                          --------    ----------     ----------

Return Before Taxes        -44.20%      -3.24%          1.23%

Return After Taxes
on Distributions           -44.37%      -3.94%          0.64%

Return After Taxes on
Distributions and Sale
of Fund Shares             -28.71%      -2.71%          0.95%

S&P 500 Index              -37.00%      -2.19%         -1.38%
(reflects no deduction for fees, expenses, or taxes)

Class B Shares
-------------
                                                       Since Inception
                          One Year     Five Years      04-03-00
                          --------     ----------      ---------------
Return Before Taxes        -44.90%      -3.44%         -3.10%

S&P 500 Index              -37.00%      -2.19%         -4.01%
(reflects no deduction for fees, expenses, or taxes)

Class C Shares
-------------
                          One Year     Five Years      Ten Years
                          --------     ----------      ---------
Return Before Taxes        -42.58%      -3.07%          0.91%

S&P 500 Index              -37.00%      -2.19%         -1.38%
(reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class B and Class C shares because the returns of the classes are different.

Fees and Expenses of the Fund
-----------------------------
The following tables describe the fees and expenses that you may pay if you buy and hold shares of Value Fund.

Shareholders Fees (fees paid directly from your investment)
-----------------
                                            Class A   Class B   Class C
                                            -------   ------    -------
   Maximum Sales Charges (Load)
   Imposed on Purchases (as a
   percentage of offering price)             4.50%     None      None

   Maximum Deferred Sales Charge
   (Load) on Redemptions (as a
   percentage of redemption proceeds
   or original purchase price,
   whichever is lower)                       1.00%(1)  5.00%(2) 1.00%(3)

   Redemption Fee (as a percentage
   of amount redeemed)                       1.00%(4)   None     None

Annual Fund Operating Expenses (expenses that are deducted from Fund ------------------------------ assets)
                                            Class A   Class B   Class C
                                            -------   -------   -------
   Management Fee                            0.73%      0.73%    0.73%
   Distribution and Service (12b-1) Fees     0.25%      1.00%    1.00%
   Other Expenses                            0.39%      0.47%    0.40%
                                             -----      -----    -----
   Total Annual Fund Operating Expenses(5)   1.37%      2.20%    2.13%

(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2) Class B shares are subject to a contingent deferred sales charge
    (CDSC) if shares are redeemed within seven years. The CDSC decreases over time.
(3) Imposed only on redemptions of Class C shares within 12 months of purchase.
(4) Imposed only on redemptions or exchanges within 30 days of purchase; does not apply to any purchase subject to a CDSC.
(5) Total Annual Fund Operating Expenses have been restated to reflect the rate of expense accrual at December 31, 2008.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $583    $864     $1,166   $2,022
     Class B Shares      $723    $1,038   $1,380   $2,321*
     Class C Shares      $316    $667     $1,144   $2,462

You would pay the following expenses if you did not redeem your Class B or C shares:
                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class B Shares      $223    $688     $1,180   $2,321*
     Class C Shares      $216    $667     $1,144   $2,462

* Reflects the conversion to Class A Shares at the end of eight years.

INTERNATIONAL VALUE FUND

Investment Goals
----------------
International Value Fund* seeks long-term capital appreciation by investing in equity and debt securities of all types. This goal is a fundamental policy of the Fund and may be changed only with shareholder approval. The secondary, non-fundamental goal of the Fund is to seek some current income. The Fund may not achieve its investment goals.

Principal Investment Strategies
-------------------------------
The Fund invests primarily in foreign securities and, under normal market conditions, invests at least 75% of its assets in foreign securities or depository receipts of foreign securities. The Fund may invest in developing countries.

The Fund's investment advisor, Thornburg Investment Management, Inc. ("Thornburg") intends to invest on an opportunistic basis, where it believes there is intrinsic value. The Fund's portfolio is typically diversified to include basic value stocks and stocks that, in Thornburg's opinion, provide value in a broader or different context, including the stocks of companies with consistent earnings characteristics and those of emerging franchises, when these issues are value priced. The relative proportions of these different types of securities will vary over time. The Fund ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations. The Fund may also invest in partnership interests.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Value, for purposes of the Fund's selection criteria, relates both to current and to projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Fund are:

     - price/earnings ratio          - undervalued assets
     - price/book value              - relative earnings growth potential
     - price/cash flow ratio         - industry growth potential
     - debt/capital ratio            - industry leadership
     - dividend yield                - dividend growth potential
     - dividend history              - franchise value
     - security and consistency      - potential for favorable
        of revenue stream               developments
     - enterprise value/EBITDA       - EBIT (earnings before interest and
       (earnings before interest,      taxes)/interest expense
       taxes, depreciation and
       amortization)

The Fund typically makes equity investments in the following three types of companies:

Basic Value companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

Consistent Earner companies when they are selling at valuations below historic norms. Stocks in this category sometimes sell at premium valuations and sometimes at discount valuations. Generally, they have shown steady earnings growth, dividend growth, or both. There are no assurances that these trends will continue in the future.

Emerging Franchises are value-priced companies that, in Thornburg's opinion, are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions the proportion of the Fund invested in companies of this type will be less than the proportions of the Fund invested in basic value or consistent earner companies.

Debt obligations will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt obligations of any maturity and of any quality.

Principal Investment Risks
--------------------------
The value of the Fund's investments varies from day to day, generally reflecting changes in market conditions, political and economic news, declines in corporate dividends, industry and technological developments, changes in interest rates, and developments affecting specific companies and other issuers of securities. The value of the Fund's investments can be reduced by unsuccessful investment strategies, poor selection of equity securities and debt obligations, changes in industry leadership, poor economic growth, market volatility, and political and legal developments. Principal foreign investment risks include changes in currency exchange rates which may adversely affect the Fund's investments, economic and political instability, confiscation, inability or delays in selling foreign investments, and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries. Investments in smaller companies involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulty in selling shares.

When interest rates increase, the value of the Fund's debt obligations declines and the Fund's share value decreases. This effect is more pronounced for any intermediate term or longer term debt obligations owned by the Fund. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates. Debt obligations owned by the Fund also may be subject to default or delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. Lower rated securities (including particularly "high yield" securities or "junk" bonds) are more vulnerable to default, downgrades, and market volatility.

The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 34.

* The Fund was known as "Thornburg Global Value Fund" prior to February
  1, 2002.

Past Performance of the Fund*
----------------------------
The following information provides some indication of the risks of investing in International Value Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class B and Class C share performance to the Morgan Stanley Capital International Europe, Australasia and Far East (EAFE) Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus.
-----------------------------------------------------------
 80.00%


 60.00%  63.39%


 40.00%                           40.02%

                                                       25.62% 27.71%
 20.00%
                                          17.72% 17.70%

  0.00%      -1.57%

                   -10.53% -10.45%
-20.00%


-40.00%                                                            -41.89%

-60.00%
        1999   2000   2001   2002   2003   2004   2005   2006   2007  2008

Highest quarterly results for time period shown: 34.73%
(quarter ended 12-31-99)

Lowest quarterly results for time period shown: -19.43%
(quarter ended 12-31-08)

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above and returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-08)
----------------------------
Class A Shares
--------------            One Year    Five Years    Ten Years
                          --------    ----------    ---------

Return Before Taxes        -44.50%      4.28%         8.32%

Return After Taxes
on Distributions           -44.76%      3.47%         7.42%

Return After Taxes on
Distributions and Sale
of Fund Shares             -28.87%      3.56%         6.96%

EAFE Index                 -43.38%      1.66%         0.80%
(reflects no deduction for fees, expenses, or taxes)

Class B Shares
--------------
                                                    Since Inception
                          One Year    Five Years       04-03-00
                          --------    ----------    ---------------
Return Before Taxes        -45.19%      4.08%         3.07%

EAFE Index                 -43.38%      1.66%        -1.65%
(reflects no deduction for fees, expenses, or taxes)

Class C Shares
--------------            One Year    Five Years     Ten Years
                          --------    ----------     ---------
Return Before Taxes        -42.88%      4.50%         7.94%

EAFE Index                 -43.38%      1.66%         0.80%
(reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class B and Class C shares because the returns of the classes are different.

Fees and Expenses of the Fund
-----------------------------
The following tables describe the fees and expenses that you may pay if you buy and hold shares of International Value Fund.

Shareholders Fees (fees paid directly from your investment)
-----------------
                                            Class A   Class B   Class C
                                            -------   -------   -------
   Maximum Sales Charges (Load)
   Imposed on Purchases (as a
   percentage of offering price)             4.50%     None      None

   Maximum Deferred Sales Charge             1.00%(1)  5.00%(2)  1.00%(3)
   (Load) on Redemptions (as a
   percentage of redemption
   proceeds or original purchase
   price, whichever is lower)

   Redemption Fee (as a percentage
   of amount redeemed)                       1.00%(4)  None      None

Annual Fund Operating Expenses (expenses that are deducted from Fund ------------------------------ assets)
                                             Class A   Class B   Class C
                                             -------   -------   -------
   Management Fee                             0.69%     0.69%     0.69%
   Distribution and Service (12b-1) Fees      0.25%     1.00%     1.00%
   Other Expenses                             0.42%     0.43%     0.40%
                                             -------   -------   -------
   Total Annual Fund Operating Expenses(5)    1.36%     2.12%     2.09%

(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2) Class B shares are subject to a contingent deferred sales charge
    (CDSC) if shares are redeemed within seven years of purchase. The CDSC decreases over time.
(3) Imposed only on redemptions of Class C shares within 12 months of purchase.
(4) Imposed only on redemptions or exchanges within 30 days of purchase; does not apply to any redemption subject to a CDSC.
(5) Total Annual Fund Operating Expenses have been restated to reflect the rate of expense accrual at December 31, 2008.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $582    $861     $1,161   $2,011
     Class B Shares      $715    $1,014   $1,339   $2,255*
     Class C Shares      $312    $655     $1,124   $2,421

You would pay the following expenses if you did not redeem your Class B or C shares:
                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class B Shares      $215    $664     $1,139   $2,255*
     Class C Shares      $212    $655     $1,124   $2,421

* Reflects the conversion to Class A Shares at the end of eight years.

GROWTH FUND

Investment Goals
----------------
The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential. This goal is a fundamental policy of the Fund and may be changed only with shareholder approval. The Fund may not achieve its investment goals.

Principal Investment Strategies
-------------------------------
The Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected for their growth potential. However, the Fund may own a variety of securities, including foreign equity securities, partnership interests, and foreign debt obligations. The Fund may invest in developing countries.

The Fund's investment advisor, Thornburg Investment Management, Inc. ("Thornburg") intends to invest in companies that it believes will have growing revenues and earnings. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

..  earnings growth potential               .  price/revenue ratio
..  business model                          .  PE/growth rate ratio
..  industry growth potential               .  price/cash flow ratio
..  industry leadership                     .  enterprise value/EBITDA
..  asset appreciation potential               (earnings before interest,
..  potential size of business                  taxes, depreciation and
..  value based on earnings                     amortization)
   growth discount model                   .  management strength
..  price/earnings ratio                    .  debt/capital ratio

The Fund typically makes equity investments in the following three types of companies:

.. Growth Industry Leaders are fast growing companies that appear to have proprietary advantages in industry segments that are experiencing rapid growth. Stocks of these companies generally sell at premium valuations (relative to the S&P Composite 1500 Index).

.. Consistent Growth companies. Stocks in this category generally sell at premium valuations (relative to the S&P Composite 1500 Index) and tend to show steady earnings or cash flow growth, or both. There are no assurances that these trends will continue in the future.

.. Emerging Growth companies are typically growing companies that in Thornburg's opinion are in the process of establishing a leading position in a significant product, service or market and which Thornburg expects will grow, or continue to grow, at a rate exceeding the growth of the U.S. gross domestic product ("GDP"). These companies may not be profitable at the time of purchase.

In conjunction with individual issuer analysis, Thornburg may identify economic sectors it expects to experience growth. At times this approach may produce a focus on certain industries, such as technology, financial services, healthcare or biotechnology. The exposure to particular economic sectors or industries likely will vary over time. Investment decisions are also based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for debt and equity securities.

Debt obligations, usually with associated equity features, occasionally will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt obligations of any maturity and of any quality.

The Fund may engage in active and frequent trading of portfolio securities to pursue its principal investment strategies. Portfolio turnover may exceed 100% per year. This could result in taxable capital gains distributions to shareholders, and increased transaction costs which may affect Fund performance.

Principal Investment Risks
--------------------------
The value of the Fund's investments varies from day to day, generally reflecting changes in market conditions, political and economic news, declines in corporate dividends, industry and technological developments, changes in interest rates, and developments affecting specific companies and other issuers of securities. The value of the Fund's investments can be reduced by unsuccessful investment strategies, poor selection of equity securities and debt obligations, changes in industry leadership, poor economic growth, pronounced market volatility, and political and legal developments. Investments in smaller companies involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulties in selling shares. Principal foreign investment risks include changes in currency exchange rates which may adversely affect the Fund's investments, economic and political instability, confiscation, inability or delays in selling foreign investments, and reduced legal protections for investments. These risks may be more pronounced in developing countries.

When interest rates increase, the value of the Fund's debt obligations declines and the Fund's share value decreases. This effect is more pronounced for any intermediate term or longer term debt obligations owned by the Fund. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates. Debt obligations owned by the Fund also may be subject to default or delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. Lower rated securities (including particularly "high yield" securities or "junk" bonds) are more vulnerable to default, downgrades, and market volatility.

The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 34.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in Growth Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class C share performance to the Russell 3000 Growth Index, a broad measure of market performance. The Index is a model portfolio of equity securities designed to track the performance of U.S. companies with a greater than average growth orientation. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus.
-----------------------------------------------------------
 80.00%


 60.00%               56.45%


 40.00%


 20.00%                                 22.09%
                                15.38%          18.11%
                                                        11.42%
  0.00%


-20.00% -19.18%
                -26.37%

-40.00%

                                                               -50.95%
-60.00%
         2001    2002    2003    2004    2005    2006    2007    2008

Highest quarterly results for time period shown: 31.27%
(quarter ended 6-30-03).

Lowest quarterly results for time period shown: -26.95%
(quarter ended 12-31-08).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Return (periods ended 12-31-08)
---------------------------
Class A Shares                                  Since Inception
--------------        One Year    Five Years    12-27-00
                      --------    ----------    ---------------

Return Before Taxes    -53.17%      -2.78%        -2.83%

Return After Taxes
on Distributions       -53.16%      -2.84%        -2.87%

Return After Taxes on
Distributions and Sale
of Fund Shares         -34.56%      -2.33%        -2.36%

Russell 3000
Growth  Index          -38.44%      -3.33%        -5.61%
(reflects no deduction for fees, expenses, or taxes)

Class C Shares
--------------
                                                Since Inception
                      One Year    Five Years    12-27-00
                      --------    ----------    ---------------
Return Before Taxes    -51.82%      -2.63%        -3.08%

Russell 3000
Growth Index           -38.44%      -3.33%        -5.61%
(reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C shares because the returns of the classes are different.

Fees and Expenses of the Fund
-----------------------------
The following tables describe the fees and expenses that you may pay if you buy and hold shares of Growth Fund.

Shareholder Fees (fees paid directly from your investment)
----------------
                                                       Class A    Class C
                                                       -------    -------
   Maximum Sales Charge (Load) Imposed on Purchases     4.50%     None
   (as a percentage of offering price)

   Maximum Deferred Sales Charge (Load) on
   Redemptions (as a percentage of redemption
   proceeds or original purchase price,
   whichever is lower)                                 1.00%(1)   1.00%(2)

   Redemption Fee (as a percentage of amount
   redeemed)                                           1.00%(3)   None

Annual Fund Operating Expenses (expenses that are deducted from Fund ------------------------------ assets)
                                                       Class A    Class C
                                                       -------    -------
   Management Fee                                       0.76%      0.76%
   Distribution and Service (12b-1) Fees                0.25%      1.00%
   Other Expenses                                       0.64%      0.69%
                                                        -----     ------
   Total Annual Fund Operating Expenses(4)              1.65%      2.45%

(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2) Imposed only on redemptions of Class C shares within 12 months of purchase.
(3) Imposed only on redemptions or exchanges within 30 days of purchase; does not apply to any redemption subject to a CDSC.
(4) Total Annual Fund Operating Expenses have been restated to reflect the rate of expense accrual at December 31, 2008. Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class A expenses do not exceed 1.63% and actual Class C expenses do not exceed 2.38%. Waiver of fees and reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year    3 Years   5 Years   10 Years
                       ------    -------   -------   --------
     Class A Shares     $610      $947      $1,307    $2,317
     Class C Shares     $348      $764      $1,306    $2,786

You would pay the following expenses if you did not redeem your Class C shares:
                       1 Year    3 Years   5 Years   10 Years
                       ------    -------   -------   --------
     Class C Shares     $248      $764      $1,306    $2,786

INCOME BUILDER FUND

Investment Goals
----------------
The Fund's primary investment goal is to provide a level of current income which exceeds the average yield on U.S. stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis. The Fund's secondary investment goal is long-term capital appreciation. The Fund may not achieve its investment goals.

Principal Investment Strategies
-------------------------------
The Fund pursues its investment goals by investing in a broad range of income producing securities, primarily including stocks and bonds, as described below. The Fund will under normal conditions invest at least 80% of its assets in income producing securities, and at least 50% of its assets in common stocks.

The Fund may invest in any stock or other equity security which the investment advisor believes may assist the Fund in pursuing its investment goals (including smaller companies with market capitalization of less than $500 million and companies in developing countries) and also including preferred stock, publicly traded real estate investment trusts, other equity trusts and partnership interests. The Fund expects that equity investments in the Fund's portfolio normally will be weighted in favor of companies which pay dividends or other current income.

The Fund may invest in debt obligations of any kind, including corporate bonds and other obligations, mortgage- and other asset-backed securities and government obligations. The Fund may purchase debt obligations of any maturity and of any quality. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics, such as convertible bonds.

The Fund emphasizes investments in domestic securities, but may invest a significant portion of its assets in securities of issuers domiciled outside the United States, including developing countries.

The Fund's investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short term trading on market fluctuations. However, the Fund may dispose of any such security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or otherwise to respond to market conditions.

Principal Investment Risks
--------------------------
The value of the Fund's investments varies from day to day, generally reflecting changes in interest rates, changes in market conditions, political and economic news, declines in corporate dividends, industry and technological developments, and developments affecting specific companies and other issuers of securities. The value of the Fund's investments can be reduced by unsuccessful investment strategies, poor selection of debt obligations and equity securities, changes in industry leadership, poor economic growth, market volatility and political and legal developments. Declines in corporate dividends due to reductions in earnings and other factors may cause a reduction in the value of the Fund's shares. Investments in smaller companies involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulties in selling shares.

When interest rates increase, the value of the Fund's debt obligations declines and the Fund's share value decreases. This effect is more pronounced for any intermediate term or longer term debt obligations owned by the Fund. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates. Value changes in response to interest rate changes also may be more pronounced for mortgage- and other asset-backed securities owned by the Fund. Debt obligations owned by the Fund also may be subject to default or delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. Lower rated securities (including particularly "high yield" securities or "junk" bonds) are more vulnerable to default, downgrades, and market volatility.

Foreign equity securities and foreign debt obligations the Fund may purchase are subject to additional risks, including changes in currency exchange rates which may adversely affect the Fund's investments, political instability, confiscation, inability or delays in selling foreign investments and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries.

Investments in real estate investment trusts ("REITs") are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescense, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 34.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in Income Builder Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class C performance to the Standard & Poor's 500 Index, a broad measure of market performance, and to a Blended Benchmark,* comprised of 25% Barclays Capital Aggregate Bond Index, which represents a broad measure of bond market performance, and 75% MSCI World Index, which represents a broad measure of equity market performance in developed markets. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus.
-----------------------------------------------------------
 80.00%


 60.00%


 40.00%
        32.05%
                               24.30%
 20.00%
                16.87%                  18.20%
                        8.74%
0.00%


-20.00%

                                               -34.65%
-40.00%


-60.00%
         2003    2004    2005    2006    2007    2008

Highest quarterly results for time period shown: 16.37%
(quarter ended 6-30-03).

Lowest quarterly results for time period shown: -15.16%
(quarter ended 12-31-08).

The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.

Annual Total Return (periods ended 12-31-08)
-------------------
Class A Shares                                        Since Inception
--------------          One Year       Five Years       (12-24-02)
                        --------       ----------     ---------------

Return Before Taxes      -37.59%          3.09%           7.40%

Return After Taxes       -38.90%          1.25%           5.57%
on Distributions

Return After Taxes on
Distributions and Sale
of Fund Shares           -24.30%          1.81%           5.51%

S&P 500 Index            -37.00%         -2.19%           2.15%
(reflects no deduction for fees, expenses or taxes)

Blended Benchmark        -31.05%          0.97%           4.61%
(reflects no deduction for fees, expenses or taxes)

Class C Shares                                        Since Inception
--------------          One Year       Five Years       (12-24-02)
                        --------       ----------     ---------------

Return Before Taxes      -35.71%          3.48%           7.68%

S&P 500 Index            -37.00%         -2.19%           2.15%
(reflects no deduction for fees, expenses or taxes)

Blended Benchmark        -31.05%          0.97%           4.61%
(reflects no deduction for fees, expenses or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C shares because the returns of the classes are different.

Fees and Expenses of the Fund
-----------------------------
The following tables describe the fees and expenses that you may pay if you buy and hold shares of Income Builder Fund.

Shareholder Fees (fees paid directly from your investment)
----------------
                                                      Class A   Class C
                                                      -------   -------
   Maximum Sales Charge (Load) Imposed on Purchases    4.50%     none
   (as a percentage of offering price)

   Maximum Deferred Sales Charge (Load) on
   Redemptions (as a percentage of redemption
   proceeds or original purchase price, whichever
   is lower)                                           1.00%(1)  1.00%(2)

   Redemption Fee (as a percentage of amount redeemed) 1.00%(3)   none

Annual Fund Operating Expenses (expenses that are deducted from Fund ------------------------------ assets)
                                                     Class A     Class C
                                                     -------     -------
   Management Fee                                     0.74%       0.74%
   Distribution and Service (12b-1) Fees              0.25%       1.00%
   Other Expenses                                     0.32%       0.36%
                                                     -------     -------
   Total Annual Fund Operating Expenses(4)            1.31%       2.10%

(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2) Imposed only on redemptions of Class C shares within 12 months of purchase.
(3) Imposed only on redemptions or exchanges within 30 days of purchase; does not apply to any redemption subject to a CDSC.
(4) Total Annual Fund Operating Expenses have been restated to reflect the rate of expense accrual at December 31, 2008. Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class C expenses do not exceed 1.90%. Waiver of fees and reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 Year     3 Years     5 Years     10 Years
                         ------     -------     -------     --------
     Class A Shares       $577       $847        $1,136      $1,958
     Class C Shares       $313       $658        $1,129      $2,431

You would pay the following expenses if you did not redeem your Class C shares:
                         1 Year     3 Years     5 Years     10 Years
                         ------     -------     -------     --------
     Class C Shares       $213       $658        $1,129      $2,431

* The blended benchmark is comprised of 25% Barclays Capital Aggregate Bond Index and 75% MSCI World Equity Index. The Barclays Capital Aggregate Bond Index is composed of approximately 6,000 publicly traded bonds including U.S. government, mortgage-backed, corporate and Yankee bonds with an average maturity of approximately 10 years. The index is weighted by the market value of the bond included in the index. This index represents asset types which are subject to risk, including loss of principal. The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
As of June 2008, the MSCI World Index consisted of securities traded in the following 23 developed countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

GLOBAL OPPORTUNITIES FUND

Investment Goals
----------------
The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types from issuers around the world. This goal is a fundamental policy of the Fund, and may be changed only with shareholder approval. The Fund may not achieve its investment goals.

Principal Investment Strategies
-------------------------------
The Fund pursues its investment goals by investing primarily in a broad range of equity securities, including common stocks, preferred stocks, real estate investment trusts, other equity trusts and partnership interests. The Fund may invest in any stock or other equity security which its investment advisor, Thornburg Investment Management, Inc., believes may assist the Fund in pursuing its goals, including smaller companies with market capitalizations of less than $500 million.

The Fund may also invest in debt obligations of any kind, including corporate bonds, government obligations and other obligations. The Fund may purchase debt obligations of any maturity and of any quality. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics, such as convertible bonds.

The Fund portfolio includes investments in both domestic securities and securities of issuers domiciled outside the United States, including developing countries. Relative proportions of each will vary from time to time, depending upon the advisor's view of specific investment opportunities and macro-economic factors.

The Fund's investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment, rather than for realization of gains by short term trading on market fluctuations. However, the Fund may dispose of any such security prior to the scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or otherwise to respond to market conditions.

Principal Investment Risks
--------------------------
The value of the Fund's investments varies from day to day, generally reflecting changes in market conditions, political and economic news, declines in corporate dividends, industry and technological developments, and developments affecting specific companies and other issuers of securities. The value of the Fund's investments is particularly subject to the risks affecting foreign securities, and can also be reduced by unsuccessful investment strategies, poor selection of debt obligations and equity securities, changes in industry leadership, poor economic growth, currency fluctuations, market volatility, and political and legal developments. Declines in corporate dividends due to reductions in earnings and other factors may cause a reduction in the value of the Fund's shares. Investments in smaller companies involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulties in selling shares.

Foreign securities the Fund may purchase are subject to additional risks, including changes in currency exchange rates which may adversely affect the Fund's investment, political instability, confiscation, inability or delays in selling foreign investments and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries.

Investments in real estate investment trusts ("REITs") are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate) as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

When interest rates increase, the value of the Fund's debt obligations declines and the Fund's share value decreases. This effect is more pronounced for any intermediate term or longer term debt obligations owned by the Fund. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates. Debt obligations owned by the Fund also may be subject to default or delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. Lower rated securities (including particularly "high yield" securities or "junk" bonds) are more vulnerable to default, downgrades, and market volatility. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 34.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in Global Opportunities Fund by showing how the Fund's investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class C performance to the Morgan Stanley Capital International (MSCI) All Country World Index, which represents a broad measure of both domestic and foreign equity market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus.
-----------------------------------------------------------
 80.00%


 60.00%


 40.00%
        31.92%

 20.00%


  0.00%


-20.00%


-40.00%
                -48.17%

-60.00%
         2007    2008

Highest quarterly results for time period shown: 14.48%
(quarter ended 06-30-07)

Lowest quarterly results for time period shown: -26.80%
(quarter ended 12-31-08)

The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (period ended 12-31-08)
----------------------------
                                                 Since Inception
Class A Shares            One Year                 (07-28-06)
--------------            --------               ---------------

Return Before Taxes        -50.52%                   -7.79%

Return After Taxes
on Distributions           -51.13%                   -8.80%

Return After Taxes on
Distributions and Sale
of Fund Shares             -32.79%                   -6.98%

MSCI World Index           -42.20%                  -12.15%
(reflects no deduction for fees, expenses, or taxes)

                                                 Since Inception
Class C Shares            One Year                 (07-28-06)
--------------            --------               ---------------

Return Before Taxes        -49.04%                   -6.75%

MSCI World Index           -42.20%                  -12.15%
(reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C shares because the returns of the classes are different.

The performance information shown above may include gains attributable to the Fund's investments in shares of companies through initial public offerings ("IPOs"). There can be no assurance that the Fund will have continued access to profitable IPOs and, as the Fund's assets grow, the impact of the Fund's investment in IPOs on the performance of the Fund may decline.

Fees and Expenses of the Fund
-----------------------------
The following tables describe the fees and expenses that you may pay if you buy and hold shares of Global Opportunities Fund.

Shareholder Fees (fees paid directly from your investment)
----------------
                                           Class A         Class C
                                           -------         -------
   Maximum Sales Charge (Load) Imposed
   on Purchases (as a percentage of
   offering price)                          4.50%           None

   Maximum Deferred Sales Charge (Load)
   on Redemptions (as a percentage of
   redemption proceeds or original
   purchase price, whichever is lower)      1.00%(1)       1.00%(2)

   Redemption Fee (as a percentage of
   amount redeemed)                         1.00%(3)        None

Annual Fund Operating Expenses (expenses that are deducted from Fund ------------------------------ assets)
                                           Class A         Class C
                                           -------         -------
   Management Fee                           0.87%           0.87%
   Distribution and Service (12b-1) Fees    0.25%           1.00%
   Other Expenses                           0.55%           0.53%
                                            -----           -----
   Total Annual Fund Operating Expenses(4)  1.67%           2.40%

(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2) Imposed only on redemptions of Class C shares within 12 months of purchase.
(3) Imposed only on redemptions within 30 days of purchase; does not apply to any redemption subject to a CDSC.
(4) Total Annual Fund Operating Expenses have been restated to reflect the rate of expense accrual at December 31, 2008. Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class A expenses do not exceed 1.63% and actual Class C expenses do not exceed 2.38%. Waiver of fees and reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 Year     3 Years     5 Years     10 Years
                         ------     -------     -------     --------
     Class A Shares       $612       $953        $1,317      $2,337
     Class C Shares       $343       $748        $1,280      $2,736

You would pay the following expenses if you did not redeem your Class C shares:
                         1 Year     3 Years     5 Years     10 Years
                         ------     -------     -------     --------
     Class C Shares       $243       $748        $1,280      $2,736

INTERNATIONAL GROWTH FUND

Investment Goals
----------------
The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential. This goal is a fundamental policy of the Fund and may be changed only with shareholder approval. The Fund may not achieve its investment goals.

Principal Investment Strategies
-------------------------------
The Fund expects to invest primarily in equity securities from issuers around the world (primarily common stocks) selected for their growth potential and, under normal market conditions, invests at least 75% of its assets in foreign securities or depository receipts of foreign securities. However, the Fund may own a variety of securities, including partnership interests and debt obligations. The Fund may invest in developing countries and in smaller companies with market capitalizations of less than $500 million.

The Fund's investment advisor, Thornburg Investment Management, Inc. ("Thornburg") intends to invest in companies that it believes will have growing revenues and earnings. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

..  earnings growth potential               .  price/revenue ratio
..  business model                          .  PE/growth rate ratio
..  industry growth potential               .  price/cash flow ratio
..  industry leadership                     .  enterprise value/EBITDA
..  asset appreciation potential               (earnings before interest,
..  potential size of business                  taxes, depreciation and
..  value based on earnings                     amortization)
   growth discount model                   .  management strength
..  price/earnings ratio                    .  debt/capital ratio

The Fund typically makes equity investments in the following three types of companies:

.. Growth Industry Leaders are fast growing companies that appear to have proprietary advantages in industry segments that are experiencing rapid growth. Stocks of these companies generally sell at premium valuations (relative to the MSCI All Country World ex U.S. Growth Index).

.. Consistent Growth companies. Stocks in this category generally sell at premium valuations (relative to the MSCI All Country World ex U.S. Growth Index) and tend to show earnings or cash flow growth, or both. There are no assurances that these trends will continue in the future.

.. Emerging Growth companies are typically growing companies that in Thornburg's opinion are in the process of establishing a leading position in a significant product, service or market and which Thornburg expects will grow, or continue to grow, at a rate exceeding the growth of the world's gross domestic product ("GDP"). These companies may not be profitable at the time of purchase.

In conjunction with individual issuer analysis, Thornburg may identify economic sectors it expects to experience growth. At times this approach may produce a focus on certain industries, such as technology, financial services, healthcare or biotechnology. The exposure to particular economic sectors or industries likely will vary over time. Investment decisions are also based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for debt and equity securities.

Debt obligations, usually with associated equity features, occasionally will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt obligations of any maturity and of any quality.

The Fund may engage in active and frequent trading of portfolio securities to pursue its principal investment strategies. Portfolio turnover may exceed 100% per year. This could result in taxable capital gains distributions to shareholders, and increased transaction costs which may affect Fund performance.

Principal Investment Risks
--------------------------
The value of the Fund's investments varies from day to day, generally reflecting changes in market conditions, political and economic news, declines in corporate dividends, industry and technological developments, changes in interest rates, and developments affecting specific companies and other issuers of securities. The value of the Fund's investments is particularly subject to the risks affecting foreign securities, and can also be reduced by unsuccessful investment strategies, poor selection of equity securities and debt obligations, changes in industry leadership, poor economic growth, market volatility, and political and legal developments. Principal foreign investment risks include changes in currency exchange rates which may adversely affect the Fund's investments, economic and political instability, confiscation, inability or delays in selling foreign investments, and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries. Investments in smaller companies involve additional risks, because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, increased volatility in share price, and possible difficulties in selling shares.

When interest rates increase, the value of the Fund's debt obligations declines and the Fund's share value decreases. This effect is more pronounced for any intermediate term or longer term debt obligations owned by the Fund. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates. Debt obligations owned by the Fund also may be subject to default or delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. Lower rated securities (including particularly "high yield" securities or "junk" bonds) are more vulnerable to default, downgrades, and market volatility.

The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 34.

Past Performance of the Fund
----------------------------
The following information provides some indication of the risks of investing in International Growth Fund by showing how the Fund's investment results vary. The bar chart shows the annual total return for Class A shares in the one full calendar year of the Fund's operations.
The Fund's operations commenced on February 1, 2007. The average annual total return figures compare Class A and Class C share performance to the Morgan Stanley Capital International (MSCI) All Country World ex-U.S. Growth Index, a market capitalization weighted index which includes growth companies in developed and emerging markets throughout the world, excluding the United States. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The following is presented as a bar graph in the Prospectus.
------------------------------------------------------------
 80.00%


 60.00%


 40.00%


 20.00%


  0.00%


-20.00%


-40.00%

               -50.32%
-60.00%
                2008

Highest quarterly results for time period shown: -5.88%
(quarter ended 6-30-08)

Lowest quarterly results for time period shown: -25.74%
(quarter ended 12-31-08)

The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (period ended 12-31-08)
----------------------------
                                            Since Inception
Class A Shares                One Year          02-01-07
--------------                --------      ---------------

Return Before Taxes            -52.56%           -21.50%

Return After Taxes
on Distributions               -52.85%           -22.08%

Return After Taxes on
Distributions and Sale
of Fund Shares                 -34.17%           -18.17%

MSCI All Country World
ex-U.S. Growth Index           -45.61%           -20.40%
(reflects no deduction for fees, expenses, or taxes)

                                            Since Inception
Class C Shares                 One Year         02-01-07
--------------                ---------     ---------------

Return Before Taxes            -51.17%           -20.16%

MSCI All Country World
ex-U.S. Growth Index           -45.61%           -20.40%
(reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from the returns shown. Actual after-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C shares because the returns of the classes are different.

The performance information shown above may include gains attributable to the Fund's investments in shares of companies through initial public offerings ("IPOs"). There can be no assurance that the Fund will have continued access to profitable IPOs and, as the Fund's assets grow, the impact of the Fund's investment in IPOs on the performance of the Fund may decline.

Fees and Expenses of the Fund
-----------------------------
The following tables describe the fees and expenses that you may pay if you buy and hold shares of International Growth Fund.

Shareholder Fees (fees paid directly from your investment)
----------------
                                            Class A         Class C
                                            -------         -------
   Maximum Sales Charge (Load) Imposed on
   Purchases (as a percentage of
   offering price)                          4.50%           None

   Maximum Deferred Sales Charge (Load)
   on Redemptions (as a percentage of
   redemption proceeds or original
   purchase price, whichever is lower)      1.00%(1)        1.00%(2)

   Redemption Fee (as a percentage of
   amount redeemed)                         1.00%(3)        None

Annual Fund Operating Expenses (expenses that are deducted from Fund ------------------------------ assets)
                                            Class A         Class C
                                            -------         -------
   Management Fee                            0.88%           0.88%
   Distribution and Service (12b-1) Fees     0.25%           1.00%
   Other Expenses                            0.87%           0.99%
                                             -----           -----
   Total Annual Fund Operating Expenses(4)   2.00%           2.87%

(1) Imposed only on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
(2) Imposed only on redemptions of Class C shares within 12 months of purchase.
(3) Imposed only on redemptions within 30 days of purchase; does not apply to any redemption subject to a CDSC.
(4) Total Annual Fund Operating Expenses have been restated to reflect the rate of expense accrual at December 31, 2008. Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class A expenses do not exceed 1.63% and actual Class C expenses do not exceed 2.38%. Waiver of fees and reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 Year     3 Years     5 Years     10 Years
                         ------     -------     -------     --------
     Class A Shares       $644       $1,049     $1,479       $2,672
     Class C Shares       $390       $889       $1,513       $3,195

You would pay the following expenses if you did not redeem your Class C shares:
                         1 Year     3 Years     5 Years     10 Years
                         ------     -------     -------     --------
     Class C Shares       $290       $889       $1,513       $3,195

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS, INVESTMENT PRACTICES,
AND RISKS

Information about each Fund's principal investment strategies and principal investment risks is provided at the beginning of this Prospectus. The information below provides more background about some of the investment strategies that each Fund may pursue, including the principal investment strategies described in the first part of this Prospectus, and the risks associated with those investments. Additional information about each Fund's investment strategies and investment risks is available in the Statement of Additional Information. The Statement of Additional Information also contains information about the Funds' policies and procedures with respect to the disclosure of Fund portfolio investments.

Principal Investment Strategies
-------------------------------
A "principal investment strategy" of a Fund is a strategy which is important in pursuing the Fund's investment objectives, and is anticipated will have a significant effect on its performance. In general, a security or investment strategy will not be considered a principal strategy of a Fund if it will not represent more than ten percent of a Fund's assets. Those strategies which are currently considered to be principal investment strategies of each Fund are identified under the caption "Principal Investment Strategies" relating to each Fund in the first part of this Prospectus. It is important to remember, however, that the investment profile of each Fund will vary over time, depending on various factors. Over time, a Fund will invest different proportions of its assets in the investments it is permitted to purchase, and a Fund may not invest at times in each of the investments it is permitted to purchase as a principal strategy.

Common Stocks and Equity Securities
-----------------------------------
Equity securities include common stocks, preferred stocks, convertible securities, warrants, American Depositary Receipts and American Depositary Shares ("ADRs" and "ADSs"), partnership interests and publicly traded real estate investment trusts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity markets have a history of long-term growth in value, the values of equity markets fluctuate significantly over short and intermediate time periods. The prices of individual equity securities may fluctuate even more sharply based on changes in a company's financial condition and on overall market and economic conditions.

Value Fund, International Value Fund, Core Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund may invest in the equity securities of fewer issuers than is typical of other equity mutual funds if the investment advisor believes that doing so is more likely to assist the Fund in pursuing its investment goals. To the extent a Fund invests its assets in fewer issuers than other mutual funds, the Fund's net asset value may increase or decrease more in response to a change in the value of one of the Fund's portfolio holdings than if the Fund invested in a larger number of issuers.

Bonds and Other Debt Obligations
--------------------------------
Bonds and other debt obligations are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. The yields on debt obligations are dependent on a variety of factors, including the general money market, the size of a particular debt offering, the maturity of the debt obligation, and the rating of the issuer. The market value of debt obligations varies with changes in prevailing interest rates and changing evaluations of the ability of issuers to meet principal and interest payments. In particular, when interest rates increase, the market value of debt obligations decreases. Some debt obligations permit the issuer to pay the debt before final maturity. Prepayment may reduce the expected yield on invested funds, the net asset value of the Fund, or both if interest rates have declined below the level prevailing when the debt obligation was purchased. If interest rates have declined, reinvestment of the prepayment proceeds by a Fund may result in a lower yield to the Fund. Debt obligations have varying degrees of quality and varying levels of sensitivity to changing interest rates. Prices of longer-term debt obligations are relatively more sensitive to interest rate changes than shorter term debt obligations.

Lower-quality debt obligations (sometimes called "junk" bonds or "high yield" securities) are rated below investment grade by the primary rating agencies, and are often considered to be speculative with respect to the issuer's continuing ability to make principal and interest payments. See "Securities Ratings and Credit Quality; Insurance" below. The market for lower-quality debt obligations may also be less liquid than investment-grade securities, making it difficult for the holders to value such obligations or sell them at an acceptable price.

Foreign Equity Securities and Foreign Corporate Debt Obligations
----------------------------------------------------------------
Securities of foreign issuers, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. Fluctuations in currency valuations may occur for a number of reasons, including a government's decision to devalue its currency or impose currency controls. Foreign securities also are subject to greater political risk, including nationalization of assets, confiscatory taxation, currency exchange controls, excessive or discriminatory regulations, and restrictions on repatriation of assets and earnings to the United States. In some countries, there may be political instability or insufficient governmental supervision of markets, and the legal protections for a Fund's investments could be subject to unfavorable judicial or administrative decisions or changes. Markets in some countries may be more volatile, and subject to less stringent investor protection and disclosure requirements and it may be difficult to sell securities in those markets. The economies in many countries may be relatively unstable because of dependence on a few industries or economic sectors.

These risks may be more pronounced in developing countries. Investments in developing countries may be particularly subject to fluctuations in value, political instability, restrictions on foreign ownership or repatriation of earnings, delays in purchase or sale, high inflation rates, changes in exchange rates and controls, higher costs for converting foreign currencies, higher national debt levels, and abrupt changes in monetary and fiscal policies.

Municipal Obligations
---------------------
Municipal debt obligations, which are often called "municipal obligations," are debt obligations which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal obligations are typically categorized as "general obligation bonds" or "revenue bonds." General obligation bonds are backed by the credit of the issuing government entity or agency, while revenue bonds are repaid from the revenues of a specific project such as a stadium, a waste treatment plant, or a hospital. Municipal obligations include notes (including tax exempt commercial paper), bonds, municipal leases and participation interests in these obligations.

Many municipal obligations pay interest which is exempt from federal income taxes. Interest which is exempt from federal income tax may, however, be subject to the federal alternative minimum tax or state income taxes. Some municipal obligations pay interest which is subject to both federal and state income taxes.

Municipal obligations often grant the issuer the option to pay off the obligation prior to its final maturity. Prepayment of municipal obligations may reduce the expected yield on invested funds, the net asset value of the Fund, or both if interest rates have declined below the level prevailing when the obligation was purchased. In addition, the federal income tax treatment of gains from market discount as ordinary income may increase the price volatility of municipal obligations when interest rates rise.

Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. In addition, municipal obligations may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

Municipal leases are used by state and local governments to acquire a wide variety of equipment and facilities. Municipal obligations, including lease revenue bonds and certificates of participation, may provide the investor with a proportionate interest in payments made by the governmental issuer on the underlying lease. These municipal lease obligations are typically backed by the government's covenant to budget for, appropriate and make the payments due on the underlying lease. However, certain municipal lease obligations may include non-appropriation clauses, which provide that the governmental issuer has no obligation to make lease payments unless money is appropriated each year for that purpose. If an issuer stopped making payment on the municipal lease, the obligation held by a Fund would likely lose some or all of its value. In addition, some municipal lease obligations may be less liquid than other debt obligations, making it difficult for a Fund to sell the obligation at an acceptable price.

Because each of Limited Term California Fund, Intermediate New Mexico Fund and Intermediate New York Fund invests principally in municipal obligations originating in a single state, the value of the Fund's shares may be more sensitive to adverse economic or political developments in that state. For additional information respecting the economies of California, New Mexico and New York, and the risks that may affect municipal obligations originating in those states, see the Statement of Additional Information.

Obligations of the U.S. Government
----------------------------------
U.S. Government obligations include U.S. Treasury securities such as U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds, with various interest rates, maturities and dates of issuance. These U.S. Treasury securities are direct obligations of the U.S. Treasury, backed by the full faith and credit of the U.S. Government. U.S. Government obligations also include obligations of U.S. Government agencies, instrumentalities and government-sponsored enterprises, commonly referred to as "agency obligations." Some agency obligations are backed by the full faith and credit of the U.S. Government, but other agency obligations have limited support from the agency's authority to borrow from the U.S. Government or the discretionary authority of the Treasury to purchase obligations of the issuing agency. Agencies with limited credit support or no legally required support from the U.S. Government could default on their obligations or suffer reductions in their credit ratings. In September 2008, the U.S. Government placed the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac") into conservatorship overseen by the Federal Housing Finance Agency. While this arrangement is intended to provide additional financial support to Fannie Mae and Freddie Mac, the government has not stated explicitly that securities issued or guaranteed by Fannie Mae or Freddie Mac are backed by the full faith and credit of the U.S. Government, and there can be no assurance that the U.S. Government will continue to support these or other government-sponsored enterprises.

Debt Obligations Issued by Foreign Governments
----------------------------------------------
Debt obligations may be issued by foreign governments and their agencies and instrumentalities, including the governments of developing countries and "supra-national" entities such as the International Bank for Reconstruction and Development (commonly called the "World Bank"). A Fund's investments in these foreign debt obligations can be denominated in U.S. dollars or in foreign currencies.

These securities, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. The governmental issuers of these debt obligations may be unwilling or unable to repay principal and interest when due, and may require that the terms for payment be renegotiated. In some countries there may be political instability or insufficient government supervision of markets, and the legal protections for a Fund's investments could be subject to unfavorable judicial or administrative changes. In addition, the markets in some foreign countries may be more volatile and subject to less stringent investor protection and disclosure requirements, and it may be difficult for a Fund to sell the debt obligations in those markets. These risks may be more pronounced for a Fund's investments in debt obligations issued by developing countries.

Convertible Debt Obligations
----------------------------
Convertible debt obligations may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. As with non-convertible debt obligations, the market value of a convertible debt obligation may vary with changes in prevailing interest rates and changing evaluations of the ability of the issuer to meet principal and interest payments. The market value of a convertible debt obligation may also vary in accordance with the market value of the underlying stock. As a result, convertible debt obligations held by a Fund will tend to perform more like equity securities when the underlying stock price is high (because it is assumed that the Fund will convert the obligation), and more like non-convertible debt obligations when the underlying stock price is low (because it is assumed that the Fund will not convert the obligation). Because its market value can be influenced by several factors, a convertible debt obligation will not be as sensitive to interest rate changes as a similar non-convertible debt obligation, and generally will have less potential for gain or loss than the underlying stock.

Zero Coupon Bonds and "Stripped" Securities
-------------------------------------------
Zero coupon bonds are corporate or government-issued debt obligations that do not provide for periodic or "coupon" payments of interest, and that are issued at a substantial discount to their face value. The buyer of a zero coupon bond realizes a stated rate of return determined by the gradual accretion in the value of the security. A "stripped" security is a debt obligation that has been transformed into a zero coupon bond by creating a separate, new security comprised of the separate income component of the debt obligation (commonly referred to as an "income only" or "I/O" security) or the separate principal component of the debt obligation (commonly referred to as a "principal only" or "P/O" security).

Because zero coupon bonds do not provide for periodic payments of interest, their value is generally more volatile than the value of a comparable, interest-paying bond. A Fund may also have to recognize income on the bond and make distributions to shareholders before it has received any cash payments on the bond. To generate the cash necessary to satisfy such distributions, a Fund may have to sell portfolio securities that it otherwise might have continued to hold or use cash flows from other sources, including the proceeds from the sale of Fund shares.

Mortgage-Backed Securities, Participation Interests and Other Mortgage-Related Investments
-----------------------------------------------------------------------
Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, pools of mortgage loans on real property. Mortgage-backed securities provide shareholders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Mortgage-backed securities can be backed by either fixed rate or adjustable rate mortgage loans, and some of these securities may be backed by so-called "subprime" mortgages, which are granted to borrowers who, due to their credit history, do not qualify for traditional, prime loans. These securities may be issued by the U.S. Government or its agencies and instrumentalities (including, but not limited to, mortgage-backed certificates issued by the Governmental National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") or the Federal Home Loan Mortgage Corporation ("Freddie Mac")) or by private issuers. Mortgage-backed securities issued by agencies of the U.S. Government may or may not be backed by the full faith and credit of the U.S. Government. Those securities with limited credit support or no legally required support from the U.S. Government could default on their obligations or suffer reductions in their credit ratings. In this regard, see the discussion above respecting "Obligations of the U.S. Government." Mortgage-backed securities issued by private issuers are often supported by some type of insurance or guarantee to enhance the credit of the issuing party. Nonetheless, there is no assurance that the private insurer or guarantor will meet its obligations. Additionally, the trust or other entity that has been organized to administer the pool of mortgages may fail to make distribution payments to investors or otherwise perform poorly.

As with other debt obligations, the market value of mortgage-backed securities varies with changes in prevailing interest rates and changing evaluations of the ability of issuers to meet principal and interest
payments.   The market value and expected yield of mortgage-backed
securities also varies depending on the rate of prepayments on the underlying mortgages. During periods of declining interest rates, more mortgagors can be expected to prepay the remaining principal on their mortgages before the mortgages' scheduled maturity dates, reducing the value of mortgage-backed securities held by the Fund, and lowering the Fund's yield as it reinvests the prepayment proceeds at the lower prevailing interest rates. Conversely, during periods of rising interest rates, the rate of prepayment on the underlying mortgages can be expected to slow, and a Fund will not have those additional prepayment proceeds to invest in other securities at the higher prevailing interest rates. Moreover, by increasing the mortgage-backed security's effective maturity, a slower prepayment rate on the underlying mortgages may increase the volatility of the security's price in response to further interest rate changes.

Mortgage-backed securities may also include multiple class securities such as collateralized mortgage obligations and real estate mortgage investment conduits. See "Structured Finance Arrangements," below, for further discussion of these instruments.

Other Asset-Backed Securities
-----------------------------
Asset-backed securities also may represent interests in pools of assets other than real estate mortgages, such as automobile loans or credit card receivables. Interest and principal payments on the underlying loans are passed through to the holders of the asset-backed securities. As with mortgage-backed securities, the market value and expected yield of asset-backed securities will vary in response to changes in prevailing interest rates and the rate of prepayment on the underlying loans. These securities are also subject to the risk of default by the issuer of the security and by the borrowers of the underlying loans in the pool. Because the issuers of asset-backed securities may have a limited practical ability to enforce any lien or security interest on collateral in the case of defaults by borrowers, asset-backed securities may present greater credit risks than mortgage-backed securities.

Structured Finance Arrangements
-------------------------------
Structured finance arrangements include investments such as collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs"), collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and collateralized debt obligations ("CDOs"). Interests in structured finance arrangements are issued to investors by a trust or other special purpose entity that has been organized to hold an underlying pool of debt obligations. For example, CMOs and REMICs are backed by a pool of U.S. Government insured mortgage-backed securities (such as Ginnie Mae certificates) or other mortgage loans that are not backed by the U.S. Government, CBOs are backed by a pool of fixed income obligations (which may include high yield obligations), and CLOs are backed by a pool of loans that may include, among others, domestic and non-subordinate corporate loans, including loans rated below investment grade or equivalent unrated loans. Some structured finance arrangements may be backed by so-called "subprime" mortgages.

Structured finance arrangements are typically issued in multiple "tranches," each of which represents a portion or "slice" of the full economic interest in the underlying assets. Each tranche is issued at a specific fixed or floating interest rate and has a final scheduled distribution rate. Principal payments received on the underlying pool of assets are often applied to each tranche in the order of its stated maturity, so that none of the principal payments received in a given period will be distributed to a "junior" tranche until all other, more "senior" tranches are paid in full for that period. The most junior tranche is commonly referred to as the "residual" or "equity" interest.

An investment in a structured finance arrangement entails the same risks associated with an investment in the underlying debt obligations, including risks associated with interest rate changes, the creditworthiness of the issuer, and the rate of prepayment on the underlying obligations. Additionally, an investment in this type of arrangement entails the risks that the distributions from the underlying pool of assets may be inadequate to make interest or other payments to an investor, or that the entity which issues the securities and administers the underlying investment pool will fail to make distribution payments, default or otherwise perform poorly. An investment in a junior tranche is subject to a greater risk of depreciation or loss than an investment in a more senior tranche. The market for structured finance arrangements may also be less liquid than for other debt obligations, including other types of asset-backed securities, making it difficult for a Fund to value its investment or seel the investment in a timely manner or at an acceptable price. Finally, certain structured finance arrangements may use derivative contracts, such as credit default swaps, to create "synthetic" exposure to assets rather than holding the assets directly, which may entail additional risks (see "Derivatives," below).

Securities Ratings and Credit Quality; Insurance
------------------------------------------------
A debt obligation's credit rating reflects the expected ability of the obligation's issuer to make interest and principal payments over time. Credit ratings are determined by rating organizations such as Moody's Investors Service ("Moody's"), Fitch Investors Service ("Fitch") and Standard & Poor's Corporation ("S&P"). Debt obligations which are rated within the four highest grades (Baa or BBB or better) by Moody's, Fitch, or S&P are considered "investment grade" obligations. These debt obligations are regarded by rating agencies as having a capacity to pay interest and repay principal that varies from "extremely strong" to "adequate." The lowest ratings of the investment grade debt obligations may have speculative characteristics, and may be more vulnerable to adverse economic conditions or changing circumstances. Debt obligations that are below investment grade are sometimes referred to as "high-yield" securities or "junk" bonds, and involve greater risk of default or price declines due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these high-yield securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty or in response to adverse publicity or changes in investor perceptions. Changes by rating organizations in the rating assigned to a particular debt obligation may affect the value of that obligation, and in particular, a reduction in a debt obligation's rating may reduce the value of the obligation. Ratings assigned by a rating organization do not reflect absolute standards of credit quality, and an issuer's current financial condition may be better or worse than a rating indicates.

Certain municipal obligations in which the Funds may invest are covered by insurance for the timely payment of principal and interest. Rating organizations separately rate the claims-paying ability of the third party insurers that provide such insurance. To the extent that obligations held by a Fund are insured by an insurer whose claims-paying ability is downgraded by Moody's, S&P or Fitch, the value and credit rating of those debt obligations may be negatively affected, and failure of an insurer coupled with a default on an insured debt obligation held by a Fund would result in a loss of some or all of the Fund's investment in the debt obligation.

Real Estate Investment Trusts
-----------------------------
Real estate investment trusts ("REITs") are pooled investment vehicles that invest in real estate or real estate-related companies. Types of REITs in which certain Funds may invest include equity REITs, which own real estate directly, mortgage REITs, which make construction, development, or long-term mortgage loans, and hybrid REITs, which share characteristics of equity REITs and mortgage REITs.

Investments in REITs are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate). In addition, the value of a Fund's investments in REITs may be affected by the quality and skill of the REIT's manager, the internal expenses of the REIT, and, with regard to REITs issued in the United States, the risks that the REIT will fail to qualify for pass-through of income under the Internal Revenue Code of 1986 without payment of federal income tax by the REIT, or maintain its exemption from registration under the Investment Company Act of 1940 (the "1940 Act").

Derivatives
-----------
Derivative instruments are financial contracts whose value depends on, or is derived from, the value of some other underlying asset, reference rate, or index, such as equity securities, bonds, commodities, currencies, or interest rates. Some examples of current forms of derivative instruments include futures, options, forward contracts (including currency forward contracts), swaps, structured notes and credit derivatives (including credit default swaps and certain structured finance arrangements, which are described above in more detail). Strategic Income Fund may invest in derivative instruments as a principal investment strategy. See the Statement of Additional Information for additional detail respecting the various derivative instruments that each Fund may utilize.

The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in the underlying reference asset. In particular, the use by a Fund of privately negotiated, over-the-counter ("OTC") derivatives contracts exposes the Fund to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations. Although Thornburg intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during periods of adverse market conditions. The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Fund to value its derivative investments or sell those investments at an acceptable price. Derivative instruments may also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to track.

Temporary Investments
---------------------
Each of the Funds may purchase short-term, highly liquid securities such as time certificates of deposit, short-term U.S. Government securities and commercial paper. Funds typically hold these securities under normal conditions pending investment of idle funds or to provide liquidity.
Funds also may hold assets in these securities for temporary defensive purposes in attempting to respond to adverse market, economic, political or other conditions. Investment in these securities for temporary periods could reduce a Fund's ability to attain its investment objectives, and in the case of Limited Term National fund, Limited Term California Fund, Intermediate National Fund, Intermediate New Mexico Fund, and Intermediate New York Fund, could result in current income subject to federal and state income taxes.

OPENING YOUR ACCOUNT - BUYING FUND SHARES

To open an account to purchase Class A, Class B, Class C or Class D shares of the Funds, complete and sign an account application and give it, along with your check, to your financial advisor. If there is no application accompanying this Prospectus, please call 1-800-847-0200.

For individual investors, the minimum amount to open an account is $5,000, except that an individual retirement account may be opened with $2,000. The minimum amount for subsequent purchases of shares of each Fund within an account is $100 per Fund. Minimums may be waived under certain circumstances.

For investment dealers, financial advisors or other investment professionals, including bank trust departments and companies with trust powers, purchasing for accounts of others within a clearly defined "wrap" asset allocation program or other fee-based brokerage account, the minimum amount to open an account is $2,500, unless otherwise specified by your program's provider. Consult your investment professional for your program minimum. The minimum for subsequent purchases of shares of each Fund within an account is $100 per Fund. Minimums may be waived under certain circumstances.

You may add to an existing account by mail, wire, or through your financial advisor. Add to your account by mailing a check made payable to your Fund, and be sure to note your account number on the check. If you wish to add to an account by wire, telephone 1-800-847-0200 for wiring instructions. Add to an account through your financial advisor by telephoning your advisor.

THE FUNDS OFFER DIFFERENT SHARE CLASSES

Each Fund offers Class A shares. Government Fund, Value Fund and International Value Fund offer Class B shares. Limited Term National Fund, Limited Term California Fund, Intermediate National Fund, Government Fund, Income Fund, Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund offer Class C shares. Intermediate New Mexico Fund offers Class D shares. Each of a Fund's shares represents an equal undivided interest in the Fund's assets, and each share class of a particular Fund has common investment objectives and a common investment portfolio. Each class may have varying annual expenses and sales charge structures, which may affect performance. If you do not specify a class of shares in your order, your money will be invested in Class A shares of the Fund you purchase.

Effective August 1, 2009, Government Fund, Value Fund and International Value Fund will cease selling Class B shares. See "Buying and Selling Class B Shares," below for additional detail.

Financial advisors and others who sell shares of the Fund receive different compensation for selling different classes of the Funds' shares. Shares of the Funds may be purchased through securities dealers, brokers, independent financial advisors and others ("financial advisors") who have agreements with the Funds' distributor, Thornburg Securities Corporation ("TSC"), or, under certain circumstances, through TSC in those states where TSC is registered. All orders are subject to acceptance by the Funds, and the Funds and TSC reserve the right to refuse any order in whole or in part.

Each Fund also may issue one or more other classes of shares not offered through this Prospectus. Different classes may have different sales charges and other expenses which may affect performance. Investors may telephone the Funds' distributor, TSC, at 1-800-847-0200 to obtain more information concerning the various classes of shares which may be available to them through their sales representatives. Investors may also obtain information respecting the different classes of shares through their financial advisor or other person who is offering or making available shares of the Funds.

NET ASSET VALUE

When you purchase shares, the price is based on the net asset value ("NAV") next determined after receipt of your order. The net asset value is the value of a share, and is computed for each class of a Fund by adding the market value of investments, cash and other assets for the class, subtracting liabilities, and then dividing by the number of shares outstanding. Share price is normally calculated at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for business. See "Transaction Details," below.

COMPENSATION TO FINANCIAL ADVISORS AND OTHERS

Financial advisors and financial intermediaries such as securities dealers, retirement plans, and trust companies who hold shares for investors ("intermediaries") may impose charges or fees in connection with selling or holding Fund shares. These amounts differ depending upon the class of shares, the identity of the financial advisor or intermediary, and how the investor holds Fund shares.

Commissions and other sales charges paid by the investor when buying or redeeming Fund shares are displayed for each Fund under the caption "Fees and Expenses of the Fund," and are described below under the captions "Buying Class A Shares," "Buying and Selling Class B Shares," and "Buying Class C Shares."

Amounts which could be paid by each Fund in connection with Rule 12b-1 plans are displayed for each Fund under the caption "Fees and Expenses of the Fund," and are described below under the captions "Buying Class A Shares," "Buying and Selling Class B Shares," "Buying Class C Shares" and "Buying Class D Shares."

Thornburg and TSC may pay amounts from their own resources to financial advisors in connection with the financial advisors' marketing and promotion of Fund shares. These amounts may be in the form of commissions, finder's fees or similar cash incentives, "revenue sharing," marketing or advertising support, or payments to assist in transaction processing and administrative support. Financial advisor firms may pay additional compensation to their representatives who sell Fund shares or to third party intermediaries with whom the financial advisor firms have agreements to sell Fund shares. Thornburg or TSC also may provide non-cash compensation to financial advisor firms including travel and lodging in connection with seminars or other educational programs.

Thornburg may pay amounts from its own resources to intermediaries for shareholder support and account maintenance, including account administration, recordkeeping, subaccounting and subtransfer agency, transaction processing and distribution of reports and other information. These payments may be made based on a percentage of assets in specified accounts, the number of account holders, a flat amount, or a combination of these formulas. The Funds also may pay amounts for these services, to the extent that the services provided by these intermediaries replace services which would otherwise be provided by the Funds' transfer agent or other persons hired directly by the Funds.

In addition, some financial advisors and intermediaries may charge their account holders transaction fees, account or "wrap" fees and other amounts, which the investor can learn about by asking the financial advisor or intermediary.

BUYING CLASS A SHARES

Class A shares are sold subject to a front-end sales charge. The sales charge is deducted from the offering price when you purchase shares, and the balance is invested at NAV. The sales charge is shown in the table below. The sales charge is not imposed on shares that are purchased with reinvested dividends or other distributions. Class A shares of Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund redeemed or exchanged within 30 days of purchase (not including the automatic conversion of any Class B shares into Class A shares at the end of eight years) are subject to a redemption fee of 1.00% of the value of the shares on the date of the redemption or exchange. Class A shares are also subject to a Rule 12b-1 Service Plan, which provides for the Fund's payment to Thornburg of up to 1/4 of 1% of the class's net assets each year, to obtain shareholder and distribution related services. Because this service fee is paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Class A Shares Total Sales Charges
                                    As Percentage      As Percentage
                                  of Offering Price    of Net Asset Value
Limited Term Funds (National, California, Government,and Income Funds)
----------------------------------------------------------------------
Less than $250,000.00              1.50%                  1.52%
$250,000 to 499,999.99             1.25%                  1.27%
$500,000 to 999,999.99             1.00%                  1.01%
$1,000,000 and over                0.00%*                 0.00%*

Intermediate Term Funds (National, New Mexico and New York Funds)
----------------------------------------------------------------
Less than $250,000.00              2.00%                  2.04%
$250,000 to 499,999.99             1.50%                  1.52%
$500,000 to 999,999.99             1.25%                  1.27%
$1,000,000 and over                0.00%*                 0.00%*

Strategic Income Fund and each of the Equity Funds (Value, International
Value, Growth Fund, Income Builder,Global Opportunities and International
Growth Funds)
---------------------------------------------------------------
Less than $50,000                  4.50%                  4.71%
$50,000 to 99,999.99               4.00%                  4.17%
$100,000 to 249,999.99             3.50%                  3.63%
$250,000 to $499,999.99            3.00%                  3.09%
$500,000 to 999,999.99             2.00%                  2.04%
$1,000,000 and over                0.00%*                 0.00%*

<F8> There is no sales charge on investments of $1 million or more made by a purchaser, but a contingent deferred sales charge ("CDSC") will be imposed on any part or all of such an investment which is redeemed within 12 months of purchase. The CDSC is 1/2 of 1% for the Limited Term and Intermediate Term Funds shown above, 1% for Strategic Income Fund and for the Equity Funds shown above, and is not subject to waiver or reduction. TSC intends to pay a commission (which may be paid in installments) to financial advisors who place an order for a single purchaser for any of the Limited Term or Intermediate Term funds of up to 0.5% for any portion of an order from $1 million to $2 million, up to 0.35% for any portion of the order exceeding
     $2 million up to $4 million, and 0.25% for any portion of the order exceeding $4 million. TSC intends to pay a commission (which may be paid in installments) to financial advisors who place an order for a single purchaser for Strategic Income Fund or for any of the Equity Funds of up to 1% for any portion of the order from $1 million to $2 million, 0.7% for any portion of the order exceeding $2 million up to $4 million, and 0.5% for any portion of the order exceeding
     $4 million. Payment of any such commission is subject to certain restrictions described in the Statement of Additional Information.

     At certain times, for specific periods, TSC may reallow up to the full sales charge to all financial advisors who sell Fund shares. These "full reallowances" may be based upon the financial advisor reaching specific minimum sales goals. TSC will reallow the full sales charge only after notifying all financial advisors who sell Fund shares. During such periods, financial advisors may be considered underwriters under securities laws.

Because the annual fees for Class A shares of each Fund are lower than the fees for Class B, C or D shares of the same Fund, any dividends paid by the Fund will be higher for the Class A shares of the Fund than for Class B, C or D shares of the same Fund. The deduction of the initial sales charge, however, means that you purchase fewer Class A shares than Class B, C or D shares of each Fund for a given amount invested.

If you are among the special classes of investors who can buy Class A shares at net asset value or at a reduced sales charge, you should consider buying Class A shares. If you are planning a large purchase or purchases under the Right of Accumulation or Letter of Intent you should consider if your overall costs will be lower by buying Class A shares, particularly if you plan to hold your shares for an extended period of time.

At the time of purchase, each investor should provide to their financial advisor information on any existing investment in the Fund or intention to make further purchases in the future, so that the investor can take full advantage of sales charge discounts, or the Right of Accumulation or Letter of Intent described below. This information ordinarily can be shown by account statements for each account relied upon to obtain the sales charge reduction, showing the accountholder names, tax identification number, share amounts, transactions and other information which are a basis for the sales charge reduction. In addition, purchases under the Right of Accumulation may require additional information respecting your relationship to a family member or business entity whose account is considered in determining the accumulation amount.

You also may view the Funds' Prospectus, including this discussion of sales charges and waivers, by going to the Thornburg website at www.thornburg.com, and clicking the hyperlink to see the current
Prospectus.

PURCHASES BY EMPLOYER-SPONSORED RETIREMENT PLANS. Subject to the exceptions listed below under "Sales Charge Waivers," employer-sponsored retirement plans may no longer purchase Class A shares of any Fund which also offers retirement plan shares. The Trust's retirement plan shares are described in more detail in the Thornburg Retirement Plan Shares prospectus, which you can obtain by contacting your financial advisor or a Fund Support Representative at 1-800-847-0200. For this purpose, "employer-sponsored retirement plans" include group profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code. Retail non-retirement accounts, individual retirement accounts ("IRAs"), Roth IRAs, SIMPLE IRAs, individual ("solo") and certain small employer 401(k) plans, individual profit sharing plans, individual 403(b) plans, Simplified Employee Pensions ("SEPs"), SAR-SEPs, 529 tuition programs and Coverdell Educational Savings Accounts are not considered employer-sponsored retirement plans and are not subject to this restriction on purchases. "Small employer," for purposes of the preceding sentence, means a small employer that does not have a professional plan administrator or that has an administrator that is not set up to administer retirement plan shares.

LETTERS OF INTENT AND RIGHTS OF ACCUMULATION. If you intend to invest, over the course of 13 or fewer months, an amount of money in Class A shares that would qualify for a reduced sales charge if it were made in one investment, you can qualify for the reduced sales charge on the entire amount of your investment by signing a Letter of Intent ("LOI"). Each investment you make during the 13 months will be charged the reduced sales commission applicable to the amount stated in your LOI. You do not have to reach the goal you set. If you don't, you will have to pay the difference between the sales charge you would have paid and the sales charge you did pay. You may pay this amount directly to TSC, or TSC will redeem a sufficient number of shares in the Fund to obtain the difference. Purchases of Class A shares of different Thornburg Funds, made in your qualifying accounts (as defined below), will be counted in determining if the goal is met. The dollar price of each purchase of Thornburg Fund Class A shares, through each qualifying account, is added to the dollar price of the Class A shares you previously purchased under the LOI. Letters of Intent only apply to purchases made after the letter is signed and delivered to your financial advisor, and must reference the qualifying accounts.

You may qualify for a reduced sales charge under Rights of Accumulation when your current purchase of Class A shares of any of the Funds in this Prospectus, added to the value of the Class A, Class B, Class C and Class D shares of all Thornburg Funds (except money market funds) in your qualifying accounts, passes one of the sales charge breakpoints displayed in the sales charge table for Class A shares shown above.

For purposes of any sales charge reductions for which you may qualify under either a Letter of Intent or Rights of Accumulation, "qualifying accounts" are defined as follows:

     - Accounts under your name (alone or with other accountholders) with your federal tax identification number, shown on the Fund's records as opened by the same financial advisor or firm through which you are making your current purchase of Class A shares; and

     - Accounts under the name of persons in your household having the same mailing address as identified in your account application and opened by the same financial advisor or firm through which you are making your current purchase of Class A shares.

If you believe you qualify for these discounts as to any purchase, you must notify your financial advisor at the time of purchase to receive a reduced sales charge and must provide all applicable account numbers as described above.

Please Note: the discounts available under a Letter of Intent or Rights of Accumulation will not apply if shares are held through financial advisors or other financial services firms other than the financial advisor through which you are making your current purchase of shares. You should also note that these discounts do not apply to shares held in Thornburg Investment Management Separate Accounts or in employer-sponsored retirement plans.

SALES CHARGE WAIVERS. You may purchase Class A shares of each Fund with no sales charge if you notify TSC, the Funds' transfer agent (BFDS) or your financial advisor at the time you purchase shares that you belong to one of the categories below. A redemption fee of 1.00% of the amount redeemed will apply to redemptions or exchanges of Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund Class A shares within 30 days of purchase. If you do not provide such notification at the time of purchase, your purchase will not qualify for the waiver of sales charge.

A SHAREHOLDER WHO REDEEMED CLASS A SHARES OF A THORNBURG FUND. For two years after such a redemption you will pay no sales charge on amounts that you reinvest in Class A shares of the same Fund and through the same account, up to the amount you previously redeemed.

AN OFFICER, TRUSTEE, DIRECTOR, OR EMPLOYEE OF THORNBURG (or any investment company managed by Thornburg), TSC, any affiliated Thornburg Company, the Funds' Custodian bank or Transfer Agent and members of their families including trusts established for the benefit of the foregoing.

EMPLOYEES OF BROKERAGE FIRMS who are members in good standing with the Financial Industry Regulatory Authority ("FINRA"); employees of financial planning firms who place orders for the Fund through a member in good standing with FINRA; the families of both types of employees. Orders must be placed through a FINRA member firm who has signed an agreement with TSC to sell Fund shares.

CUSTOMERS of bank trust departments, companies with trust powers, investment broker dealers and investment advisors who charge fees for service, including investment broker dealers who utilize wrap fee or similar arrangements. Accounts established through these persons are subject to conditions, fees and restrictions imposed by these persons.

INVESTORS PURCHASING $1 MILLION OR MORE. However, a contingent deferred sales charge of 1/2 of 1% (1% for Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund) applies to shares redeemed within one year of purchase. This contingent deferred sales charge is not waived or reduced under any circumstances.

THOSE PERSONS WHO ARE DETERMINED BY THE TRUSTEES OF THE FUND to have acquired their shares under special circumstances not involving any sales expenses to the Funds or TSC.

PURCHASES PLACED THROUGH A BROKER THAT MAINTAINS ONE OR MORE OMNIBUS ACCOUNTS WITH THE FUNDS provided that such purchases are made by: (i) investment advisors or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; or (ii) clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

PURCHASES PLACED BY AN EMPLOYER-SPONSORED RETIREMENT PLAN, provided: (i) the plan's administrator or other plan sponsor has, before July 1, 2007, established an account through which Class A shares have been purchased or has entered into an arrangement with Thornburg or TSC allowing for the purchase of such shares; or (ii) the purchase is made through a clearly defined "wrap" asset allocation program or other fee-based brokerage account that does not make the Fund's retirement class shares available to investors.

PURCHASES BY CHARITIES. Charitable organizations or foundations, including trusts established for the benefit of charitable organizations or foundations, may purchase shares of the Funds without a sales charge. Thornburg or TSC intend to pay a commission of up to 1% (1/2 of 1% for Limited Term or Intermediate Term Funds and 1% for Equity Funds) to financial advisors who place orders for these purchases.

BUYING AND SELLING CLASS B SHARES.

Effective August 1, 2009, Government Fund, Value Fund and International Value Fund will cease selling Class B shares. Any investment received by Government Fund, Value Fund or International Value Fund on or after August 1, 2009 that is intended for the purchase of Class B shares will instead be invested in Class A shares of the Fund, subject to applicable sales charges. If you hold Class B shares of a Fund on August 1, 2009, you may continue to hold those shares until they convert to Class A shares at the end of eight years. You may also still exchange your Class B shares for Class B shares of another Thornburg Fund until the conversion of your shares to Class A, subject to availability and applicable exchange restrictions (see "Investor Services; Exchanging Shares," below for a description of those exchange restrictions). Additionally, if you hold Class B shares on August 1, 2009, and elect to reinvest any dividends or capital gains distributions in additional shares of your Fund, those dividends or capital gains distributions will continue to be reinvested in Class B shares until the shares convert to Class A.

Class B shares are sold at the NAV next determined after your order is received. Class B shares are subject to a contingent deferred sales charge ("CDSC") if the shares are redeemed within seven years of purchase. The CDSC decreases over time as follows:

CDSC

One      Two     Three   Four    Five     Six    Seven   Eight or More
Year     Years   Years   Years   Years   Years   Years       Years
----     -----   -----   ------  -----   -----   -----   -------------
5.00%    4.25%   3.50%   2.75%   2.00%   1.25%    .50%        none

The percentage is calculated based on the amount of the redemption proceeds for each share, or the original purchase price, whichever is lower. The CDSC is not imposed on shares purchased with reinvested dividends or other distributions. Shares not subject to the CDSC are considered redeemed first. In addition, the CDSC will be waived for shares redeemed because of (1) the death of an account holder, or (2) certain mandatory distributions from IRAs and other qualified retirement arrangements. The conditions of those waivers are described in the Statement of Additional Information. Class B shares convert to Class A shares at the end of eight years.

Class B shares are subject to a Rule 12b-1 Service Plan providing for payment of a service fee of up to 1/4 of 1% of the class's net assets each year, to obtain various shareholder and distribution related services. Class B shares are also subject to a Rule 12b-1 Distribution Plan providing for payment of a distribution fee of up to 3/4 of 1% of the class's net assets each year, to pay for the sale and distribution of the Fund's Class B shares and to pay for commissions and other distribution expenses. Class B shares are subject to the Distribution Plan fees until conversion to Class A shares at the end of eight years, when the shares are subject only to the service fee. Because the service fee and the distribution fee are paid out of the class's assets on an ongoing basis (limited to eight years for the distribution fee), over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

TSC will not accept any order for Class B shares which it is able to determine will exceed $100,000, when added together with the value of Class A, B, C and D shares in all Thornburg Funds owned by the investor through the same account or qualifying account as described under the Rights of Accumulation section. TSC may not be able to determine in every case if the limitation applies because shareholder account information may be maintained by financial advisors or other intermediaries, and may not be available to TSC. Investors planning large purchases of Class B shares, or cumulative purchases of Class B shares over time, should consult with their financial advisors about the higher annual fees for Class B shares and consider if it would be more advantageous to purchase Class A shares under a Letter of Intent or Right of Accumulation. See "Buying Class A Shares."

Investors who do not qualify to purchase Class A shares at a waived or reduced sales charge, who wish to have their entire purchase amount invested immediately, and have a relatively long investment horizon, should consider purchasing Class B shares. Investors who own Class B shares may not exchange into other classes of shares of Thornburg Funds, but they may exchange into Class B shares of Government Fund, Value Fund or International Value Fund.

BUYING CLASS C SHARES. Class C shares are sold at the NAV next determined after your order is received. Class C shares are subject to a contingent deferred sales charge ("CDSC") if the shares are redeemed within one year of purchase. The CDSC is 1/2 of 1% for all Funds offering Class C shares except for Intermediate National Fund (3/5 of 1%) and Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund (1%). The percentage is calculated on the amount of the redemption proceeds for each share, or the original purchase price, whichever is lower. Shares not subject to the CDSC are considered redeemed first. The CDSC is not imposed on shares purchased with reinvested dividends or other distributions. The CDSC will be waived for shares redeemed because of (1) the death of the account holder, or (2) certain mandatory distributions from IRAs and other qualified retirement arrangements. In addition, the CDSC will be waived for redemptions under a systematic withdrawal plan within one year of purchase of up to 10% of the account value as of the time you set up the plan. See "Systematic Withdrawal Plan" below. The CDSC will not be charged for redemptions of Class C shares purchased through a qualified retirement plan when the administrator or other plan sponsor has entered into an agreement with the Funds' distributor, TSC, for a waiver of the CDSC. Class C shares are subject to a Rule 12b-1 Service Plan providing for payment of a service fee of up to 1/4 of 1% of the class's net assets each year, to obtain shareholder and distribution related services. Class C shares are also subject to a Rule 12b-1 Distribution Plan providing for payment of a distribution fee of up to 3/4 of 1% of the class's net assets each year, to pay for the sale and distribution of the Fund's shares and to pay for commissions and other distribution expenses. Because these service and distribution fees are paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

TSC will not accept any order for Class C shares which it is able to determine will exceed $1,000,000, when added together with the value of Class A, B, C and D shares in all Thornburg Funds owned by the investor through the same account or qualifying account as described under the Rights of Accumulation section. TSC may not be able to determine in every case if the limitation applies because shareholder account information may be maintained by financial advisors or other intermediaries, and may not be available to TSC. Investors planning large purchases of Class C shares, or cumulative purchases of Class C shares over time, should consult with their financial advisors about the higher annual fees for Class C shares and consider if it would be more advantageous to purchase Class A shares under a Letter of Intent or Right of Accumulation. See "Buying Class A Shares."

If your investment horizon is relatively short and you do not qualify to purchase Class A shares at a reduced sales charge, you should consider purchasing Class C shares.

BUYING CLASS D SHARES. Class D shares are sold at the NAV next determined after your order is received. Class D shares are currently available only for Intermediate New Mexico Fund. Class D shares are not subject to a CDSC upon redemption. Class D shares are subject to a Rule 12b-1 Service Plan providing for payment of a service fee of up to 1/4 of 1% of the class's net assets each year, to obtain shareholder related services. Class D shares are also subject to a Rule 12b-1 Distribution Plan providing for payment of a distribution fee of up to 3/4 of 1% of the class's net assets each year, to pay for the sale and distribution of the Fund's shares and to pay for commissions and other distribution expenses. Because these service and distribution fees are paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

If your investment horizon is relatively short and you do not qualify to purchase Class A shares at a reduced sales charge, you should consider purchasing Class D shares.

SELLING FUND SHARES

You can withdraw money from your Fund account at any time by redeeming some or all of your shares, either by selling them back to the Fund or by selling the shares through your financial advisor. Your shares will be redeemed by the Fund at the next share price ("NAV") calculated after your order is received in proper form. Class A Shares of Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund, and International Growth Fund redeemed or exchanged within 30 days of purchase are subject to a redemption fee of 1.00% of the value of the shares on the date of the redemption or exchange. The amount of the redemption fee or the CDSC, if any, will be deducted and the remaining proceeds sent to you. No CDSC is imposed on the amount by which the value of a share may have appreciated, but any redemption fee will apply to any appreciation in value. No CDSC or redemption fee is imposed on shares obtained through reinvestment of dividends or capital gains. Shares not subject to a CDSC or redemption fee will be redeemed first. No redemption fee will be imposed on shares to which a CDSC applies. Share price is normally calculated at 4 p.m. Eastern time.

Your Fund may hold payment on redemptions until it is reasonably satisfied that investments previously made by check have been collected, which can take up to 15 business days.

Payment for shares redeemed normally will be made by mail the next business day, and in most cases within seven days, after receipt by the Transfer Agent of a properly executed request for redemption. The Funds may suspend the right of redemption and may postpone payment when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by rules of the Securities and Exchange Commission during an emergency which makes it impractical for the Funds to dispose of their securities or fairly to determine net asset value, or during any other period specified by the Securities and Exchange Commission in a rule or order for the protection of investors. No interest is accrued or paid on amounts represented by uncashed distribution or redemption checks.

If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open. Each Fund reserves the right to redeem the shares of any shareholder whose shares have a net asset value of less than $1,000. No redemption fee or contingent deferred sales charge will be imposed on such a mandatory redemption. The Fund will notify the shareholder before performing the redemption, and allow the shareholder at least 30 days to make an additional investment and increase the account to the stated minimum. A Fund will not redeem an account which falls below the minimum solely due to market fluctuations.

To sell shares in an account, you may use any of the following methods:

Written Instructions
--------------------
Mail your instructions to the Transfer Agent at the address shown on the back cover page. Instructions must include the following information:

   .  Your name
   .  The Fund's name
   .  Fund Account number
   .  Dollar amount or number of shares to be redeemed
   . Signature guarantee, if required (see below for instructions) . Signature (see below for signature instructions)

Signature Requirements
----------------------
     Individual, Joint Tenants, Tenants in Common, Sole Proprietor or General Partner. Instructions must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

     UGMA or UTMA. Instructions must be signed by the custodian exactly as it appears on the account.

     Trust. Instructions must be signed by trustee, showing trustee's capacity. If trustee's name is not an account registration, provide a copy of trust document certified within the last 60 days.

     Corporation, Association. Instructions must be signed by person authorized to sign on account. A Medallion signature guarantee is required. Please include a copy of corporate resolution authorizing the signer to act.

     IRA or Retirement Account.  See IRA instructions or telephone
     1-800-847-0200.

     Executor, Administrator, Conservator, Guardian.  Telephone
     1-800-847-0200.

Telephone Redemption
--------------------
If you completed the telephone redemption section of your application when you first purchased your shares, you may redeem your shares by telephoning a Fund Support Representative at 1-800-847-0200. Money may be wired to your bank account designated on your account application or sent to you by check. If you did not complete the telephone redemption section of your account application, you may add this feature to your account. The minimum wire redemption amount is $1,000, and the minimum check redemption amount is $50. See "Investor Services," below, or telephone 1-800-847-0200.

Redeem Through Financial Advisor
--------------------------------
Consult with your financial advisor. Your financial advisor may charge a fee.

Systematic Withdrawal Plan
--------------------------
Systematic withdrawal plans let you set up periodic redemptions from your account. The contingent deferred sales charge ("CDSC") imposed on redemptions of Class C shares within one year of purchase is waived for redemptions under a systematic withdrawal plan of up to 10% of the account value as of the date you set up the plan. Because of the sales charge on Class A shares of each Fund, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A shares of the same Fund on a regular basis. Minimum account size for this feature is $10,000, and the minimum payment is $50. Please telephone a Fund Support Representative at 1-800-847-0200.

Certain Requests Must Include a Medallion Signature Guarantee
-------------------------------------------------------------
It is designed to protect you and your Fund from fraud. Your request must be made in writing and include a Medallion signature guarantee if any of the following situations apply:

 * You wish to redeem more than $25,000 worth of shares;
 * Your account registration has changed within the last 30 days;
 * The check is being mailed to a different address than the one on your account (record address);
 * The check is being made payable to someone other than the account owner;
 * The redemption proceeds are being transferred to a Thornburg account with a different registration; or
 * The redemption proceeds are otherwise being transferred differently than your account record authorizes.

You must obtain a Medallion signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, savings association or participant in the Securities Transfer Agent Medallion Program ("STAMP"). The STAMP
Medallion imprint is the only signature guarantee that will be accepted.
A notary public cannot provide a Medallion signature guarantee.

INVESTOR SERVICES

Fund Information
----------------
Thornburg's telephone representatives are available Monday through Friday from 9:30 a.m. to 6:30 p.m. Eastern time. If you call during these times, you can speak with someone equipped to provide the information or service you need.

Statements and reports sent to you include the following:

   . Confirmation statements after every transaction affecting your account.
   . Monthly account statements (except Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund, which send quarterly account statements)
   .  Financial reports (every six months).

Thornburg's Website on the Internet provides you with helpful information 24 hours a day, at www.thornburg.com.

Automatic Investment Plan
-------------------------
One easy way to pursue your financial goals is to invest money regularly, which you can do by signing up for Thornburg's Automatic Investment Plan. Under this plan, shareholders with existing accounts in a Fund can arrange for a predetermined amount of money to be withdrawn from their bank account and invested in that Fund's shares at periodic intervals. The minimum amount that can be invested in a Fund at each periodic interval is $100, unless a different minimum is specified by the financial advisor through whose brokerage account you are investing. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call 1-800-847-0200 and speak to a Fund Support Representative for more information.

Exchanging Shares
-----------------
As a shareholder you have the privilege of exchanging shares of any class of a Thornburg Fund for shares of the same class of another Thornburg Fund. You should note:

   . The Fund you are exchanging into must be qualified for sale in your state.
   . You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
   .  Before exchanging into a Fund, read the Prospectus.
   . Exchanges for shares of another Thornburg Fund will be treated as a sale of your shares for tax purposes and, therefore, an exchange may have tax consequences for you. See "Taxes" below for more information.
   . Each Fund reserves the right to refuse any exchange, or temporarily or permanently terminate the exchange privilege of any investor or group, if in Thornburg's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, exchanges appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for this purpose. See "Transaction Details - Excessive Trading" below.
   . Exchanges out of Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund Class A shares within 30 days of purchase will be subject to a redemption fee of 1.00% of the value of the shares exchanged. See "Transaction Details - Excessive Trading" below.
   . Termination of the exchange privilege or refusal of any exchange does not restrict a shareholder's right to redeem shares of any Fund.
   . Class B shares of any Thornburg Fund may be exchanged for Class B shares of any other Thornburg Fund which offers Class B shares, subject to the other conditions for exchanges. You will not pay a contingent deferred sales charge (CDSC) on the Class B shares you exchange. Any CDSC will be charged when you redeem the shares you received in the exchange. The amount of the CDSC will be based on the period from when you purchased the original shares until you redeem the shares you received in the exchange.

The Funds reserve the right to terminate or modify the exchange privilege in the future.

Telephone Redemption
--------------------
If you completed the telephone redemption section of your application when you first purchased your shares, you may easily redeem any class of shares by telephone simply by calling a Fund Support Representative.

If you did not complete the telephone redemption section of your application, you may add this feature to your account by calling your Fund for a telephone redemption application. Once you receive it, please fill it out, have it Medallion signature guaranteed and send it to the address shown in the application.

The Funds, TSC, Thornburg and the Funds' Transfer Agent are not responsible for, and will not be liable for, the authenticity of withdrawal instructions received by telephone or the delivery or transmittal of the redemption proceeds if they follow instructions communicated by telephone that they reasonably believe to be genuine. By electing telephone redemption you are giving up a measure of security you otherwise may have by redeeming shares only with written instructions, and you may bear the risk of any losses resulting from telephone redemption. The Funds' Transfer Agent will attempt to implement reasonable procedures to prevent unauthorized transactions and the Funds or their Transfer Agent could be liable if these procedures are not employed. These procedures may include recording of telephone transactions, sending written confirmation of such transactions within 5 days, and requesting certain information to better confirm the identity of the caller at the time of the transaction. You should verify the accuracy of your confirmation statements immediately after you receive them.

Street Name Accounts
--------------------
Some broker dealers, financial advisors and other financial services firms offer to act as owner of record of Fund shares as a convenience to investors who are clients of those firms. Neither the Funds nor their Transfer Agent can be responsible for failures or delays in crediting shareholders for dividends or redemption proceeds, or for delays in reports to shareholders if a shareholder elects to hold Fund shares in street name through an account with a financial firm rather than directly in the shareholder's own name. Further, neither the Funds nor their Transfer Agent will be responsible to the investor for any loss to the investor due to the failure of a financial firm, its loss of property or funds, or its acts or omissions. Prospective investors are urged to confer with their financial advisors to learn about the different options available for owning mutual fund shares.

TRANSACTION DETAILS

Each Fund is open for business each day the New York Stock Exchange ("NYSE") is open. Each Fund normally calculates its net asset value for each class of shares as of the close of business of the NYSE, normally 4 p.m. Eastern time. Debt obligations held by a Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Equity securities held by a Fund which are listed or traded on a national securities exchange are valued at the last reported sale price on the exchange that is the primary market for the security. Equity securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Equity securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign equity security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation. Quotations for foreign debt and equity securities in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, or where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. Additionally, in any case where a Fund's management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Trust's valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation. Fair value is an amount an owner of the security might reasonably expect to receive upon a sale of the security. A fair value is an estimated price and may vary from the prices obtained by other persons (including other mutual funds) in determining fair value.

An equity security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is not open for the entire scheduled day of trading. Additionally, an equity security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when serious questions about the reliability of the security's market value are created by developments occurring after the most recent close of the security's primary exchange or market, but before the next close of business for the Fund, or by an unusual event or significant period of time occurring since the availability of a market quotation for the security. Such events may include the merger or insolvency of an issuer, announcements respecting the prospects for a specific issuer or an industry, natural disasters, and political or social disruptions. In particular, prices for securities traded on a foreign exchange could become stale in some instances because of such events occurring after the close of that exchange. A debt obligation's market value may be deemed unreliable by the Fund's management if management believes that the price is stale, does not reflect material factors affecting the issuer of the security, or is significantly different than the price the Fund is likely to obtain if it sought a bid for the security.

Use of fair valuation procedures may reduce to some degree the ability of excessive traders to take advantage of arbitrage opportunities because of unreliable prices for portfolio securities, but is unlikely to eliminate excessive trading. See "Excessive Trading" for a discussion of the techniques used by Thornburg to reduce excessive trading. Because Income Fund, Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund may own securities listed primarily on foreign exchanges which trade on days the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders cannot purchase or redeem Fund shares.

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 28% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require your Fund to withhold 28% of your taxable distributions and redemptions.

Federal law requires us to obtain, verify and record information which identifies each person who opens an account. When you open an account, you will be asked to supply your name, address, date of birth, Social Security or tax identification number and other information identifying you. We are required to reject any new account application if the required information is not provided.

Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchanging Shares" above and "Excessive Trading," below.

If you open or add to your account yourself rather than through your financial advisor please note the following:

   . All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
   .  The Funds do not accept cash or cash equivalents.
   . If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees the Fund or its Transfer Agent has incurred.

When you buy shares of the Funds or sell them through your financial advisor you may be charged a fee for this service. Please read your financial advisor's program materials for any additional procedures, service features or fees that may apply.

Certain financial institutions which have entered into sales agreements with TSC may enter confirmed purchase orders on behalf of customers by phone, with payments to follow no later than the time when a Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

Each Fund may authorize certain securities broker dealers and other financial services firms to receive on its behalf purchase and redemption orders received in good form, and some of those financial firms may be authorized to designate other firms to receive purchase and redemption orders on the Fund's behalf. Provided the order is promptly transmitted to the Fund, the Fund will be deemed to have received a purchase or redemption order at the time it is accepted by the authorized financial firm or its designee, and customer orders will be priced based upon the Fund's net asset value next computed after the order is received by the authorized financial firm or its designee.

Financial advisors, securities broker dealers and other persons offering shares of the Funds are not agents or otherwise acting on behalf of the Funds, TSC or Thornburg and the Funds, TSC and Thornburg are not responsible for errors or omissions of any financial advisor, securities broker dealer or other person offering mutual fund shares for sale. Investors should exercise care in selecting persons from whom they purchase investments.

EXCESSIVE TRADING

Excessive trading of Fund shares in anticipation of short-term fluctuations in the market may make it very difficult to manage a Fund's investments and may hurt Fund performance and longer-term shareholders. When excessive trading occurs, a Fund's longer-term shareholders may experience diminished returns, and the Fund may have to sell portfolio securities or maintain higher cash balances to have the cash necessary to redeem the traders' shares. This can happen at a time when it is not advantageous to sell any securities or maintain cash balances, which may harm a Fund's performance. Additionally, purchases and sales of portfolio securities in response to excessive trading activity may increase a Fund's transaction costs.

The Trust discourages excessive trading and does not accommodate trading it identifies as excessive. The Trustees have adopted policies and procedures intended to deter excessive trading where it may be potentially harmful to the Fund or its shareholders, including monitoring trading activity and imposing redemption fees on certain transactions. There is no assurance that these procedures will be effective in all cases. Additionally, trade monitoring methods are by their nature subjective, and involve the exercise of judgment. Thornburg seeks to make these judgments uniformly and in a manner it believes is consistent with the Funds' investment objectives and the interests of the shareholders who pursue those objectives. These policies and procedures may be changed at any time, without notice.

Thornburg monitors trading activity in each of the Funds to identify excessive trading. What constitutes excessive trading for a specific Fund will vary from other Thornburg Funds, depending upon the objectives of the Fund, the nature of the Fund's portfolio securities at a given time and market factors. Thornburg reviews available information respecting shareholder transactions to detect excessive trading, considering various factors, such as the nature of securities held by a Fund (including whether any significant proportion of the Fund's securities is traded on foreign exchanges, is thinly traded or less liquid), the cash position of the Fund, and the risk to the Fund that frequent traders of its shares may take advantage of fluctuations in the values of the Fund's portfolio securities.

Purchase orders or exchanges may be restricted or refused by any Fund if, in Thornburg's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objectives and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, the purchases appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Any Fund's exercise of these rights is in addition to, and not in lieu of, the imposition of any redemption fees. Accounts believed by the Funds to be under common ownership or control, including accounts with the same tax identification number, may be counted together for this purpose. The Funds reserve the right to refuse purchase orders or exchanges into any Fund by any person (including all participants in a retirement plan or omnibus account when any participants trade excessively). The Trust, Thornburg or TSC may enter into arrangements with firms that establish omnibus accounts, pursuant to which the omnibus accountholder temporarily or permanently agrees to place restrictions on any purchase or exchange of Fund shares by an investor within the account that meets certain specified criteria indicating that the purchase or exchange constitutes excessive trading. See also "Investor Services - Exchanging Shares" above.

A redemption fee of 1.00% is charged on redemptions and exchanges of Class A shares of Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund within 30 days of purchase. The fee is calculated on the value of the shares on the date of the redemption or exchange. The fee is not imposed on shares purchased with reinvestments of dividends and capital gains distributions. Shares not subject to a redemption fee will be redeemed first. This fee was instituted to offset brokerage commissions and other expenses which may be incurred by a Fund to meet redemption requests caused by excessive trading. The Trustees have authorized Thornburg to waive the redemption fee in specified situations where transactions are not likely to result in a Fund incurring the costs the fee is intended to recover.

Many Fund shares are now held through financial advisors, securities broker dealers, retirement plans, financial intermediaries and other persons who hold shares for investors through omnibus accounts or other arrangements where Thornburg cannot identify the investors from the records of the Transfer Agent. Pursuant to applicable rules under the 1940 Act, the Trust, Thornburg or TSC will enter into an agreement with each firm that establishes omnibus accounts through which Fund shares are traded. Under the terms of those agreements, the omnibus accountholder agrees to provide Thornburg with information regarding investors who trade in Fund shares through the omnibus account. While the receipt of this information may help Thornburg monitor excessive trading activity, there is no assurance that all such activity within an omnibus account will be detected or terminated. The omnibus accountholders may also be unable to process and collect redemption fees or may refuse to do so. Consequently, a Fund may not be able to collect redemption fees from investors in omnibus accounts in some cases when those fees would ordinarily apply.

DIVIDENDS AND DISTRIBUTIONS

The Funds expect to distribute substantially all of their net investment income and realized net capital gains, if any, to shareholders each year. Net investment income of a Fund primarily consists of stock dividends (if it holds equity securities) and interest received on debt obligations (if it holds debt obligations), reduced by expenses of the Fund. Net capital gains are the gains realized by a Fund upon sales of investments, reduced by losses realized upon sale of investments. Each of the fixed income Funds declares dividends from its net investment income daily and pays those dividends monthly. Strategic Income Fund and Income Builder Fund typically declare dividends from net investment income daily and pay those dividends quarterly. Value Fund, International Value Fund and Global Opportunities Fund typically declare and pay dividends from any net investment income quarterly, and Growth Fund and International Growth Fund are expected to follow the same practice in any periods when they have net investment income. Dividends from net investment income may fluctuate. Each Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions will normally be declared and payable in November.

Distribution Options. When you open an account, specify on your application how you want to receive your distributions. Each Fund offers four options, which you can change at any time.

Dividends from Net Investment Income
------------------------------------
1. Reinvestment Option. Your dividend distributions, if any, will be automatically invested in additional shares of your Fund at the next determined net asset value. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to invest your dividends in the shares of any other available Thornburg Fund.

2. Cash Option. You will be sent a check for your dividend distributions. Cash distribution checks are normally mailed on the third business day after the end of the month or quarter for which the distribution is made.

Capital Gains
-------------
1. Reinvestment Option. Your capital gain distributions, if any, will be automatically reinvested in additional shares of the Fund at the next determined net asset value. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to reinvest your capital gain distributions in shares of any other available Thornburg Fund.

2. Cash Option. You will be sent a check for any capital gain distributions.

Shares of any Thornburg Fund purchased through reinvestment of dividend and capital gain distributions are not subject to sales charges or contingent deferred sales charges. No interest is accrued or paid on amounts represented by uncashed distribution checks.

Investors should consider the tax implications of buying shares in a Fund just before a distribution. The money a Fund earns from its dividend, interest, capital gains and other income is reflected in the Fund's share price until it distributes the money. At that time the distribution is deducted from the share price. If you buy shares just before a Fund makes a distribution (and, in particular, a capital gains distribution), you will get back some of your money as a taxable distribution.

When a Fund sells a security at a profit it realizes a capital gain. When it sells a security at a loss it realizes a capital loss. Whether you reinvest your capital gain distributions or take them in cash, the distribution is taxable. See "Taxes," below.

To minimize taxable capital gain distributions, each Fund will realize capital losses, if available, when, in the judgment of the portfolio manager, the integrity and income generating aspects of the portfolio would be unaffected by doing so.

TAXES

Federal Taxes - In General
--------------------------
Certain general aspects of federal income taxation of individual shareholders are discussed below. Aspects of investment by shareholders who are not individuals are addressed in a more limited manner. Prospective investors, and in particular persons who are not individuals or who hold Fund shares through individual retirement accounts or other tax-deferred accounts, should consult their own tax advisors concerning federal, state and local tax consequences respecting investments in the Funds.

Federal Tax Treatment of Distributions - Municipal Funds
--------------------------------------------------------
Limited Term National Fund, Limited Term California Fund, Intermediate National Fund, Intermediate New Mexico Fund and Intermediate New York Fund (the "Municipal Funds") intend to satisfy conditions that will enable them to designate distributions from the net interest income generated by those investments in municipal obligations which are exempt from federal income tax when received by a Fund, as "Exempt Interest Dividends." Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of such dividends, except to the extent the alternative minimum tax may be imposed.

Distributions by each of the Municipal Funds of net interest income received from certain temporary investments (such as certificates of deposit, corporate commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gains realized by the Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations. Net long-term capital gains distributed by the Fund will be taxable to shareholders as long-term capital gains regardless of the length of time investors have held their shares, although gains attributable to market discount on portfolio securities will be characterized as ordinary income. Each year the Fund will, where applicable, mail information to shareholders regarding the tax status of dividends and distributions, including the respective percentages of tax-exempt and taxable, if any, income and an allocation of tax-exempt income on a state-by-state basis. The exemption of interest income for federal income tax purposes does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authorities. (See "State Taxes.")

The Internal Revenue Code treats interest on certain municipal obligations which are private activity bonds under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations. The Municipal Funds may purchase without limitation private activity bonds the interest on which is subject to treatment under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations, although the frequency and amounts of these purchases are uncertain. Some portion of Exempt Interest Dividends could, as a result of such purchases, be treated as a preference item for purposes of the alternative minimum tax on individuals and corporations. Shareholders are advised to consult their own tax advisors as to the extent and effect of this treatment.

If the Internal Revenue Service determines that the issuer of a municipal obligation held by a Fund does not comply with the Code, interest payments received by the Fund with respect to the obligation may become taxable.
In that case, the portions of distributions made by the Fund relating to the taxable interest payments would be taxable to shareholders. If such determination by the Service is made retroactively, with respect to distributions made by a Fund in previous years, shareholders who received those distributions would be required in some instances to file amended income tax returns and pay additional taxes with respect to the portion of the distributions deemed to be taxable.

Federal Tax Treatment of Distributions - Government Fund, Income Fund, Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund
-------------------------------------------------------------------------
Distributions to shareholders representing net investment income, net short-term capital gains, and net gains from certain foreign currency transactions, if any, generally are taxable to the shareholder as ordinary income, whether received in cash or additional shares. The portion of distributions which is "qualified dividend income" because it is attributable to certain corporation dividends will be taxed to noncorporate shareholders at the reduced rate of federal income tax on long-term capital gains. Distributions of net long-term capital gains, if any, will be treated as long-term capital gains by shareholders regardless of the length of time the shareholder has owned the shares, and whether received as cash or in additional shares.

Federal Tax Treatment of Sales or Redemptions of Shares - All Funds
-------------------------------------------------------------------
An investor's redemption of Fund shares, or exchange of shares for shares of another Fund, will be a taxable transaction for federal income tax purposes, and the shareholder will recognize gain or loss in an amount equal to the difference between the shareholder's basis in the shares and the amount received on the redemption or exchange.

State Taxes
-----------
The laws of the different states and local taxing authorities vary with respect to the taxation of distributions of net investment income and capital gains, and shareholders of the Funds are advised to consult their own tax advisors in that regard. Each Municipal Fund will advise its shareholders approximately 60 days after the end of each calendar year as to the percentage of income derived from each state as to which it has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns. Distributions to individuals attributable to interest on municipal obligations originating in California, New Mexico and New York are not subject to personal income taxes imposed by the state of the same name as the Fund. For example, an individual resident in New Mexico, who owned shares in Intermediate New Mexico Fund, will not be required by New Mexico to pay income taxes on interest dividends attributable to obligations owned by the Fund and originating in New Mexico. Additionally, individual shareholders of Intermediate New York Fund are not subject to New York City income taxes on interest dividends of the Fund attributable to obligations originating in New York State. Capital gain distributions are taxable by these states, irrespective of the origins of the obligations from which the gains arise. Prospective investors are urged to confer with their own tax advisors for more detailed information concerning state tax consequences.

ORGANIZATION OF THE FUNDS

Limited Term National Fund, Limited Term California Fund, Intermediate Municipal Fund, Intermediate New Mexico Fund, Intermediate New York Fund, Government Fund, Income Fund, Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, Income Builder Fund, Global Opportunities Fund and International Growth Fund are series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). Intermediate New Mexico Fund and Intermediate New York Fund are nondiversified; the other series of the Trust are diversified. The Trustees are authorized to divide the Trust's shares into additional series and classes.

INVESTMENT ADVISOR

The Funds are managed by Thornburg Investment Management, Inc. ("Thornburg"). Thornburg performs investment management services for each Fund under the terms of an Investment Advisory Agreement which specifies that Thornburg will select investments for the Fund, monitor those investments and the markets generally, and perform related services. Thornburg also performs administrative services applicable to each class of shares of each Fund under an Administrative Services Agreement which requires that Thornburg will supervise, administer and perform certain administrative services necessary for the maintenance of the class shareholders. Thornburg's services to the Funds are supervised by the Trustees of Thornburg Investment Trust.

For the most recent fiscal year, the investment advisory and administrative services fee rates for each of the Funds were:

                         Year (or fiscal period) Ended September 30, 2008
                         ------------------------------------------------
                                       Advisory        Administrative
                                       Fee Rate        Services Rate
                                      ----------      ----------------

     Limited Term National Fund          .43%              .125%

     Limited Term California Fund        .50%              .125%

     Intermediate National Fund,
     Intermediate New Mexico Fund,
     and Intermediate New York Fund      .50%              .125%

     Limited Term Government Fund        .375%             .125%

     Limited Term Income Fund            .50%              .125%

     Strategic Income Fund               .75%              .125%

     Value Fund                          .73%              .125%

     International Value Fund            .69%              .125%

     Growth Fund                         .76%              .125%

     Income Builder Fund                 .74%              .125%

     Global Opportunities Fund           .87%              .125%

     International Growth Fund           .875%             .125%

The advisory fee rate for each Fund decreases as assets increase, as described in the Statement of Additional Information.

A discussion regarding the basis for the approval of each Fund's
Investment Advisory Agreement by the Trustees is contained in the Fund's Annual Report to Shareholders for the year ended September 30, 2008.

Thornburg may, from time to time, agree to waive its fees or to reimburse a Fund for expenses above a specified percentage of average daily net assets. Thornburg retains the ability to be repaid by the Fund for these expense reimbursements if expenses fall below the limit prior to the end of the fiscal year. Fee waivers or reimbursement of expenses for a Fund will boost its performance, and repayment of waivers or reimbursements will reduce its performance.

In addition to Thornburg's fees, each Fund will pay all other costs and expenses of its operations.

Garrett Thornburg, a Trustee and Chairman of the Trust, is the controlling shareholder of both Thornburg and TSC.

Fund Portfolio Managers
-----------------------
The portfolio managers for each of the Funds are identified below. Some Funds have a single portfolio manager, and other Funds have co-portfolio managers who work together. Portfolio management at Thornburg is a collegial process. Co-portfolio managers typically act in concert in making investment decisions for the Fund, but a co-portfolio manager may act alone in making an investment decision. Portfolio managers are assisted by other employees of Thornburg. Additional information about portfolio managers, including other accounts they manage, the determination of their compensation, and investments they have in the Funds they manage, is included in the Statement of Additional Information.

Limited Term National Fund
--------------------------
George T. Strickland, a managing director of Thornburg, is a co-portfolio manager for the Municipal Funds. Mr. Strickland has been one of the persons primarily responsible for management of the Municipal Funds since 1998, and has performed municipal bond credit analysis and management since joining Thornburg in 1991.

Josh Gonze, a managing director of Thornburg, is a co-portfolio manager for the Municipal Funds. Mr. Gonze joined Thornburg in 1999 as an associate portfolio manager and was named a managing director in 2003. Before joining Thornburg, Mr. Gonze served as an associate director at Standard & Poor's, where he analyzed corporate bonds.

Christopher Ihlefeld, a managing director of Thornburg, is a co-portfolio manager for the Municipal Funds. Mr. Ihlefeld joined Thornburg in 1996 as a dealer services representative, and has also served as a program analyst, IT specialist, and bond analyst at the firm. Mr. Ihlefeld was named a managing director in 2006.

Limited Term California Fund
----------------------------
George T. Strickland (see description above under Limited Term National
Fund)

Josh Gonze (see description above under Limited Term National Fund)

Christopher Ihlefeld (see description above under Limited Term National
Fund)

Intermediate National Fund
--------------------------
George T. Strickland (see description above under Limited Term National
Fund)

Josh Gonze (see description above under Limited Term National Fund)

Christopher Ihlefeld (see description above under Limited Term National
Fund)

Intermediate New Mexico Fund
----------------------------
George T. Strickland (see description above under Limited Term National
Fund)

Josh Gonze (see description above under Limited Term National Fund)

Christopher Ihlefeld (see description above under Limited Term National
Fund)

Intermediate New York Fund
--------------------------
George T. Strickland (see description above under Limited Term National
Fund)

Josh Gonze (see description above under Limited Term National Fund)

Christopher Ihlefeld (see description above under Limited Term National
Fund)

Government Fund
---------------
Jason Brady, CFA, a managing director of Thornburg, has been the portfolio manager of Government Fund and Income Fund and a co-portfolio manager of Income Builder Fund since February 2007. Mr. Brady joined Thornburg as an associate portfolio manager in October 2006 and was named a managing director in January 2007. Before joining Thornburg, Mr. Brady was a portfolio manager at another mutual fund management company, where he managed taxable fixed income securities across several sectors and strategies.

Income Fund
-----------
Jason Brady (see description above under Government Fund)

Strategic Income Fund
---------------------
George Strickland (see description above under Limited Term National Fund)

Jason Brady (see description above under Government Fund)

Value Fund
----------
William V. Fries, CFA, a managing director of Thornburg, is a co-portfolio manager of Value Fund and International Value Fund. Mr. Fries served as portfolio manager for Value Fund from its inception in 1995 through February 2006, when he commenced service as co-portfolio manager. Mr. Fries served as portfolio manager for International Value Fund from its inception in 1998 through February 2006, when he commenced service as co-portfolio manager. Before joining Thornburg in May 1995, Mr. Fries managed equity mutual funds for 16 years with another mutual fund management company.

Edward Maran, CFA, a managing director of Thornburg, has been a co-portfolio manager of Value Fund since February 2006. Mr. Maran joined Thornburg as an associate portfolio manager in 2002 and was named a managing director in 2004. His responsibilities also include portfolio management, research, and analysis of companies for investment by other Thornburg equity Funds.

Connor Browne, CFA, a managing director of Thornburg, has been a co-portfolio manager of Value Fund since February 2006. Mr. Browne joined Thornburg Investment Management in August of 2001 as an associate portfolio manager and was named a managing director in 2005. His responsibilities also include portfolio management, research, and analysis of companies for investment by other Thornburg equity Funds.

International Value Fund
------------------------
William V. Fries (see description above under Value Fund)

Wendy Trevisani, a managing director of Thornburg, has been a co-portfolio manager of International Value Fund since February 2006. Mrs. Trevisani joined Thornburg Investment Management as an associate portfolio manager in 1999, and was named a managing director in 2003. Her responsibilities also include portfolio management, research, and analysis of companies for investment by other Thornburg equity Funds.

Lei Wang, CFA, a managing director of Thornburg, has been a co-portfolio manager of International Value Fund since February 2006. Mr. Wang joined Thornburg Investment Management in 2004 as an associate portfolio manager and was named a managing director in 2005. His responsibilities also include portfolio management, research, and analysis of companies for investment by other Thornburg equity Funds.

Growth Fund
-----------

Alexander M.V. Motola, CFA, a managing director of Thornburg, is the portfolio manager of Growth Fund and International Growth Fund. Mr. Motola has served as the portfolio manager of Growth Fund since January 2001. Mr. Motola has served as a co-portfolio manager or portfolio manager of International Growth Fund from its inception in February 2007. Before joining Thornburg in 2001, Mr. Motola performed security analysis and equity portfolio management for eight years in various capacities (including portfolio manager, associate portfolio manager, equity trader, and equity specialist) at other investment firms.

Income Builder Fund
-------------------
Brian J. McMahon, the president of Thornburg Investment Trust and chief executive officer, president, managing director, and chief investment officer of Thornburg Investment Management, Inc., has been a co-portfolio manager of Income Builder Fund since that Fund's inception in December 2002 and a co-portfolio manager of Global Opportunities Fund since that Fund's inception in July 2006. Joining Thornburg in 1984, Mr. McMahon participated in organizing and managing the Trust's 14 current Funds, and currently oversees Thornburg's investment activities for the Funds and other clients.

Jason Brady (see description above under Government Fund)

Global Opportunities Fund
-------------------------
Brian J. McMahon (see description above under Income Builder Fund)

W. Vinson Walden, a vice president and managing director of Thornburg since 2004, has been a co-portfolio manager of the Global Opportunities Fund since that Fund's inception in July 2006. Joining Thornburg in 2002, Mr. Walden served as an associate portfolio manager for Funds of the Trust. Mr. Walden was an associate portfolio manager for another investment management firm before joining Thornburg.

International Growth Fund
-------------------------
Alexander M.V. Motola (see description above under Growth Fund)


TRUSTEES

The Funds are managed by Thornburg under the supervision of the Trustees. The Trust currently has eight Trustees, two of whom (Mr. Thornburg and Mr. McMahon) are considered "interested" persons of the Trust under the 1940 Act, and six of whom are not interested persons. Biographical data about each of the Trustees appears below.

Garrett Thornburg, 63, Chairman of Trustees since 1987

     Garrett Thornburg is the chairman of Trustees for Thornburg Investment Trust, and is chairman of the board of directors of Thornburg Mortgage, Inc., a real estate investment trust. Mr. Thornburg founded Thornburg Investment Management, Inc. in 1982, Thornburg Securities Corporation in 1984, Thornburg Investment Trust in 1987, and Thornburg Mortgage, Inc. in 1993. Before forming Thornburg, Mr. Thornburg was a limited partner of Bear Stearns & Co. and a founding member of that firm's public finance department. He also was chief financial officer of New York State's Urban Development Corporation, and served as financial advisor to the State of New Mexico's Board of Finance. Mr. Thornburg is a director of National Dance Institute - New Mexico, Inc. Mr. Thornburg received his BA from Williams College and his MBA from Harvard University.

Brian J. McMahon, 53, Trustee since 2001, member of Governance and Nominating Committee

     Brian McMahon is the president of Thornburg Investment Trust and chief executive officer, president and chief investment officer of Thornburg Investment Management, Inc. Joining Thornburg in 1984,
     Mr. McMahon participated in organizing and managing the Trust's 14 current Funds, and currently oversees Thornburg's investment activities for the Funds and other clients. Before joining Thornburg, Mr. McMahon held various corporate finance positions at Norwest Bank. Mr. McMahon is a trustee of the Santa Fe Preparatory School, Santa Fe, New Mexico. Mr. McMahon received his BA in Economics and Russian Studies from the University of Virginia and his MBA from the Amos Tuck School at Dartmouth College.

David A. Ater, 63, Trustee since 1994, member of Audit Committee and Governance and Nominating Committee

     David Ater is a real estate developer and investor in Santa Fe, New Mexico, and has participated in the development of numerous residential and commercial real estate projects. Mr. Ater also is a director and member of the audit committee of Thornburg Mortgage, Inc., a real estate investment trust. Mr. Ater was employed for ten years by the First National Bank of Santa Fe, and was president from 1978-1980 before pursuing his real estate career. Mr. Ater has served with numerous charitable and community organizations, including Santa Fe Economic Development, the United Way, The Santa Fe Opera and St. John's College. He received his BA from Stanford University.

David D. Chase, 67, Trustee since 2001, Chairman of Audit Committee

     David Chase is the chairman, president, chief executive officer and managing member of Vestor Associates, LLC, the general partner of Vestor Partners, LP, a private equity fund in Santa Fe, New Mexico, and supervises investments in numerous portfolio companies.
     Mr. Chase was a director of Thornburg Limited Term Municipal Fund, Inc. until its reorganization into the Trust in 2004. Mr. Chase was a professor at Northern Arizona University from 1966 to 1978, teaching corporate finance, securities and banking courses. He has served various community and charitable organizations, including National Dance Institute-New Mexico, Inc., the School of American Research, and the BF Foundation. Mr. Chase received his BA in Economics and History from Principia College, an MBA in Finance from the Amos Tuck School at Dartmouth College, and a PhD in Finance from Arizona State University.

Eliot R. Cutler, 62, Trustee since 2004, Chairman of Governance and Nominating Committee

     Eliot Cutler is the resident partner in charge of the Beijing, China office of the law firm of Akin Gump Strauss Hauer & Feld, LLP. An environmental and land use lawyer for more than 25 years, he has participated in the planning, permitting, funding and construction of facilities for public and private sector clients. Mr. Cutler is a director of Thornburg Mortgage, Inc., a real estate investment trust, and was a director of Thornburg Limited Term Municipal Fund, Inc. until its reorganization into the Trust in 2004. Mr. Cutler was associate director of the Office of Management and Budget under President Jimmy Carter. Mr. Cutler also served as legislative assistant to Senator Edmund S. Muskie and then as counsel to the Senate Subcommittee on the Environment. He helped draft the Clean Air Act, the Water Pollution Act, and the Environmental Policy Act. Mr. Cutler serves on the board of directors of the Edmund S. Muskie Foundation and as chairman of the board of visitors of the Edmund S. Muskie School of Public Service at the University of Southern Maine. Mr. Cutler received his BA cum laude from Harvard College and his JD from Georgetown University.

Susan H. Dubin, 60, Trustee since 2004, member of Audit Committee

     Susan Dubin manages the investments for her extended family. From 1974 to 1996 Ms. Dubin was a vice president of JP Morgan Chase & Co. (formerly Chemical Bank) where she was involved in corporate banking, marketing of financial services to corporate customers, and the delivery of private banking services. Ms. Dubin has served with numerous community and charitable organizations, including the Buckaroo Ball in Santa Fe, New Mexico, the Santa Fe Opera, the Battery Dance Company in New York City, and the National Dance Institute-New Mexico, Inc. She received her BA from Briarcliff College.

Owen D. Van Essen, 55, Trustee since 2004, member of Governance and Nominating Committee

     Owen Van Essen is the president of Dirks, Van Essen & Murray LLC, Santa Fe, New Mexico, which acts as a broker, appraiser and consultant to the newspaper publishing industry. Before joining the firm, he was general manager and business manager of the Worthington Daily Globe, Worthington, Minnesota. Mr. Van Essen has served with numerous community, educational, professional and charitable organizations, including most recently the St. Michaels High School Foundation, and the Santa Fe Preparatory School. He received his BA in Business Administration from Dordt College, Iowa.

James W. Weyhrauch, 49, Trustee since 1996, member of Audit Committee

     James Weyhrauch is a real estate broker in Santa Fe, New Mexico. He is the vice chairman of the board of directors, and was from 1997-2000 president and from 2000-2004 chief executive officer, of Nambe Mills, Inc., a Santa Fe, New Mexico manufacturer of tabletop and giftware products. Mr. Weyhrauch also has extensive experience with other privately held enterprises, and a background in sales and marketing. He participates in a variety of community and charitable organizations, including the Santa Fe Chamber of Commerce, the Santa Fe Preparatory School and Junior Achievement. Mr. Weyhrauch received his BA in Finance from Southern Methodist University.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years (or if shorter, the period of the Fund's operations). Limited Term National Fund and Limited Term California Fund were, until June 21, 2004, series of another investment company, when they were reorganized as Funds of the Trust. Information for Limited Term National Fund, Limited Term California Fund and Intermediate New York Fund includes a three month period from July 1, 2004 to September 30, 2004, because the fiscal year of those Funds was changed from a year ending on June 30 to a year ending September 30 commencing July 1, 2004. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for all periods through September 30, 2008 for each Fund appears in the financial statements for the Fund, which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm.

The report of PricewaterhouseCoopers LLP, together with each Fund's financial statements, is included in each Fund's Annual Report, which is available upon request.




THORNBURG LIMITED TERM MUNICIPAL FUND                                                    3 Months
-------------------------------------------                                                      Ended       Year Ended
                                                             Year Ended Sept 30,               Sept. 30,      June 30,
Class A Shares:                                    2008       2007       2006       2005        2004(a)        2004
PER SHARE PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period               $13.49     $13.53     $13.59     $13.83       $13.68        $14.01
                                                   ------------------------------------------------------------------
Income from investment operations:
   Net investment income                             0.48       0.46       0.44       0.40         0.09          0.40
   Net realized and unrealized
     gain (loss) on investments                     (0.27)     (0.04)     (0.06)     (0.24)        0.15         (0.33)
                                                   -------------------------------------------------------------------
Total from investment operations                     0.21       0.42       0.38       0.16         0.24          0.07
Less dividends from:
   Net investment income                            (0.48)     (0.46)     (0.44)     (0.40)       (0.09)        (0.40)
                                                   -------------------------------------------------------------------
Change in net asset value                           (0.27)     (0.04)     (0.06)     (0.24)        0.15         (0.33)

NET ASSET VALUE, end of period                     $13.22     $13.49     $13.53     $13.59       $13.83        $13.68
                                                   ==================================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(b)                                      1.54%      3.18%      2.87%      1.16%        1.78%         0.47%
Ratios to average net assets:
   Net investment income                             3.54%      3.43%      3.28%      2.91%        2.69%(c)      2.85%
   Expenses, after expense reductions                0.89%      0.90%      0.91%      0.90%        0.89%(c)      0.91%
   Expenses, after expense reductions
     and net of custody credits                      0.88%      0.90%      0.90%      0.90%        0.89%(c)      0.91%
   Expenses, before expense reductions               0.89%      0.90%      0.91%      0.90%        0.89%(c)      0.91%
Portfolio turnover rate                             17.78%     21.35%     23.02%     27.80%        4.57%        21.37%

Net assets at end of period (000)                 $705,238   $696,717   $833,189   $967,650   $1,039,050    $1,047,482

<Fa>  The Fund's fiscal year-end changed to September 30.
<Fb>  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
<Fc>  Annualized.


THORNBURG LIMITED TERM MUNICIPAL FUND                                                   3 Months
-------------------------------------------                                                     Ended        Year Ended
                                                             Year Ended Sept 30,              Sept. 30,       June 30,
Class C Shares:                                    2008       2007       2006       2005       2004(a)        2004
PER SHARE PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period               $13.51    $13.55     $13.62     $13.86       $13.70        $14.04
                                                   -----------------------------------------------------------------
Income from investment operations:
   Net investment income                             0.44      0.43       0.41       0.36         0.08          0.36
   Net realized and unrealized
     gain (loss) on investments                     (0.27)    (0.04)     (0.07)     (0.24)        0.16         (0.34)
                                                   ------------------------------------------------------------------
Total from investment operations                     0.17      0.39       0.34       0.12         0.24          0.02
Less dividends from:
   Net investment income                            (0.44)    (0.43)     (0.41)     (0.36)       (0.08)        (0.36)
                                                   ------------------------------------------------------------------
Change in net asset value                           (0.27)    (0.04)     (0.07)     (0.24)        0.16         (0.34)

NET ASSET VALUE, end of period                     $13.24    $13.51     $13.55     $13.62       $13.86        $13.70
                                                   =================================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(b)                                      1.26%     2.90%      2.52%      0.89%        1.79%         0.12%
Ratios to average net assets:
   Net investment income                             3.26%     3.15%      3.00%      2.63%        2.43%(c)      2.56%
   Expenses, after expense reductions                1.17%     1.19%      1.18%      1.18%        1.15%(c)      1.19%
   Expenses, after expense reductions
     and net of custody credits                      1.16%     1.18%      1.18%      1.18%        1.15%(c)      1.19%
   Expenses, before expense reductions               1.67%     1.68%      1.68%      1.68%        1.65%(c)      1.69%
Portfolio turnover rate                             17.78%    21.35%     23.02%     27.80%        4.57%        21.37%

Net assets at end of period (000)                  $99,972   $86,564   $105,436   $140,606     $156,870      $155,458

<Fa>  The Fund's fiscal year-end changed to September 30.
<Fb>  Not annualized for periods less than one year.
<Fc>  Annualized.


THORNBURG CALIFORNIA LIMITED TERM MUNICIPAL FUND                                       Three Months
--------------------------------------------------------                                          Ended      Year Ended
                                                             Year Ended Sept 30,                 Sept. 30,    June 30,
Class A Shares:                                    2008       2007       2006       2005         2004(a)      2004
PER SHARE PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period               $12.73    $12.77     $12.79     $13.02       $12.87        $13.20
                                                   -----------------------------------------------------------------
Income from investment operations:
   Net investment income                             0.42      0.43       0.40       0.36         0.08          0.35
   Net realized and unrealized
     gain (loss) on investments                     (0.24)    (0.04)     (0.02)     (0.23)        0.15         (0.33)
                                                   ------------------------------------------------------------------
Total from investment operations                     0.18      0.39       0.38       0.13         0.23          0.02
Less dividends from:
   Net investment income                            (0.42)    (0.43)     (0.40)     (0.36)       (0.08)        (0.35)
                                                   ------------------------------------------------------------------
Change in net asset value                           (0.24)    (0.04)     (0.02)     (0.23)        0.15         (0.33)

NET ASSET VALUE, end of period                     $12.49    $12.73     $12.77     $12.79       $13.02        $12.87
                                                   =================================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(b)                                      1.42%     3.10%      3.06%      0.98%        1.81%         0.13%
Ratios to average net assets:
   Net investment income                             3.32%     3.37%      3.17%      2.75%        2.53%(c)      2.66%
   Expenses, after expense reductions                1.00%     0.99%      0.92%      1.00%        0.99%(c)      0.99%
   Expenses, after expense reductions
     and net of custody credits                      0.98%     0.99%      0.87%      0.99%        0.99%(c)      0.99%
   Expenses, before expense reductions               1.00%     1.01%      1.01%      1.02%        1.05%(c)      1.04%
Portfolio turnover rate                             34.88%    22.71%     25.77%     26.33%        4.18%        23.80%
Net assets at end of period (000)                  $66,023   $67,183    $80,589   $111,102     $134,588      $131,158

<Fa>  The Fund's fiscal year-end changed to September 30.
<Fb>  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
<Fc>  Annualized.


THORNBURG CALIFORNIA LIMITED TERM MUNICIPAL FUND                                      3 Months
--------------------------------------------------------                                        Ended      Year Ended
                                                             Year Ended Sept 30,              Sept. 30,     June 30,
 Class C Shares:                                   2008       2007       2006       2005       2004(a)      2004
PER SHARE PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period               $12.74    $12.78     $12.80     $13.03     $12.88       $13.21
                                                   --------------------------------------------------------------
Income from investment operations:
   Net investment income                             0.39      0.40       0.37       0.32       0.07         0.32
   Net realized and unrealized
     gain (loss) on investments                     (0.24)    (0.04)     (0.02)     (0.23)      0.15        (0.33)
                                                   ---------------------------------------------------------------
Total from investment operations                     0.15      0.36       0.35       0.09       0.22        (0.01)
Less dividends from:
   Net investment income                            (0.39)    (0.40)     (0.37)     (0.32)     (0.07)       (0.32)
                                                   ---------------------------------------------------------------
Change in net asset value                           (0.24)    (0.04)     (0.02)     (0.23)      0.15        (0.33)

NET ASSET VALUE, end of period                     $12.50    $12.74     $12.78     $12.80     $13.03       $12.88
                                                   ==============================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(b)                                      1.16%     2.85%      2.80%      0.73%      1.75%       (0.12)%
Ratios to average net assets:
   Net investment income                             3.06%     3.13%      2.92%      2.50%      2.28%(c)     2.41%
   Expenses, after expense reductions                1.26%     1.24%      1.18%      1.25%      1.24%(c)     1.24%
   Expenses, after expense reductions
     and net of custody credits                      1.24%     1.23%      1.13%      1.24%      1.24%(c)     1.24%
   Expenses, before expense reductions               1.78%     1.79%      1.83%      1.82%      1.87%(c)     1.86%
Portfolio turnover rate                             34.88%    22.71%     25.77%     26.33%      4.18%       23.80%

Net assets at end of period (000)                  $15,963   $14,449    $16,801    $20,021    $21,941      $22,363

<Fa>  The Fund's fiscal year-end changed to September 30.
<Fb>  Not annualized for periods less than one year.
<Fc>  Annualized.


THORNBURG INTERMEDIATE MUNICIPAL FUND
-------------------------------------------                           Year Ended September 30,
Class A Shares:                                        2008       2007       2006       2005       2004
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                     $13.15     $13.30     $13.33     $13.48     $13.56
                                                       --------------------------------------------------
Income from investment operations:
   Net investment income                                 0.52       0.51       0.49       0.49       0.52
   Net realized and unrealized
     gain (loss) on investments                         (0.68)     (0.15)     (0.03)     (0.15)     (0.08)
                                                       ---------------------------------------------------
Total from investment operations                        (0.16)      0.36       0.46       0.34       0.44
Less dividends from
   Net investment income                                (0.52)     (0.51)     (0.49)     (0.49)     (0.52)
                                                       ---------------------------------------------------
Change in net asset value                               (0.68)     (0.15)     (0.03)     (0.15)     (0.08)

NET ASSET VALUE, end of year                           $12.47     $13.15     $13.30     $13.33     $13.48
                                                       ==================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(a)                                         (1.33)%     2.74%      3.57%      2.57%      3.29%
Ratios to average net assets:
   Net investment income                                 3.95%      3.84%      3.74%      3.66%      3.83%
   Expenses, after expense reductions                    0.96%      0.99%      0.99%      0.99%      0.98%
   Expenses, after expense reductions
     and net of custody credits                          0.95%      0.98%      0.99%      0.99%      0.98%
   Expenses, before expense reductions                   0.96%      0.99%      1.00%      1.01%      0.98%
Portfolio turnover rate                                 22.00%     22.55%     18.95%     20.06%     11.81%

Net assets at end of year (000)                       $311,435   $333,800   $366,702   $362,783   $370,227

<Fa>  Sales loads are not reflected in computing total return.


THORNBURG INTERMEDIATE MUNICIPAL FUND
-------------------------------------------                             Year Ended September 30,
Class C Shares:                                        2008       2007       2006       2005       2004
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                     $13.16     $13.31     $13.34     $13.50     $13.58
                                                       --------------------------------------------------
Income from investment operations:
   Net investment income                                 0.48       0.47       0.46       0.46       0.48
   Net realized and unrealized
     gain (loss) on investments                         (0.68)     (0.15)     (0.03)     (0.16)     (0.08)
                                                       ---------------------------------------------------
Total from investment operations                        (0.20)      0.32       0.43       0.30       0.40
Less dividends from:
   Net investment income                                (0.48)     (0.47)     (0.46)     (0.46)     (0.48)
                                                       ---------------------------------------------------
Change in net asset value                               (0.68)     (0.15)     (0.03)     (0.16)     (0.08)

NET ASSET VALUE, end of year                           $12.48     $13.16     $13.31     $13.34     $13.50
                                                       ==================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                            (1.61)%     2.48%      3.31%      2.24%      3.02%
Ratios to average net assets:
   Net investment income                                 3.67%      3.59%      3.49%      3.41%      3.57%
   Expenses, after expense reductions                    1.25%      1.24%      1.24%      1.25%      1.24%
   Expenses, after expense reductions
     and net of custody credits                          1.24%      1.24%      1.24%      1.24%      1.24%
   Expenses, before expense reductions                   1.75%      1.78%      1.78%      1.80%      1.78%
Portfolio turnover rate                                 22.00%     22.55%     18.95%     20.06%     11.81%

Net assets at end of year (000)                        $59,243    $53,890    $55,497    $55,382    $57,979


THORNBURG NEW MEXICO INTERMEDIATE MUNICIPAL FUND
--------------------------------------------------------                Year Ended September 30,
Class A Shares:                                        2008       2007       2006       2005       2004
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                     $13.10     $13.20     $13.22     $13.40     $13.46
Income from investment operations:                     --------------------------------------------------
   Net investment income                                 0.47       0.47       0.45       0.43       0.45
   Net realized and unrealized
     gain (loss) on investments                         (0.46)     (0.10)     (0.02)     (0.18)     (0.06)
                                                       ---------------------------------------------------
Total from investment operations                         0.01       0.37       0.43       0.25       0.39
Less dividends from:
   Net investment income                                (0.47)     (0.47)     (0.45)     (0.43)     (0.45)
                                                       ---------------------------------------------------
Change in net asset value                               (0.46)     (0.10)     (0.02)     (0.18)     (0.06)

NET ASSET VALUE, end of year                           $12.64     $13.10     $13.20     $13.22     $13.40
                                                       ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(a)                                          0.00%(b)   2.82%      3.31%      1.88%      3.00%
Ratios to average net assets:
   Net investment income                                 3.56%      3.55%      3.41%      3.22%      3.40%
   Expenses, after expense reductions                    0.97%      0.98%      0.99%      0.99%      0.96%
   Expenses, after expense reductions
     and net of custody credits                          0.95%      0.97%      0.98%      0.98%      0.96%
   Expenses, before expense reductions                   0.97%      0.98%      0.99%      0.99%      0.96%
Portfolio turnover rate                                 13.48%     17.38%     11.59%     16.63%     14.66%
Net assets at end of year (000)                       $163,928   $169,130   $196,163   $212,335   $208,435

<Fa>  Sales loads are not reflected in computing total return.
<Fb>  Total return figure was less than 0.01%.


THORNBURG NEW MEXICO INTERMEDIATE MUNICIPAL FUND
--------------------------------------------------------                Year Ended September 30,
Class D Shares:                                        2008       2007       2006       2005       2004
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                     $13.11     $13.21     $13.23     $13.41     $13.47
                                                       --------------------------------------------------
Income from investment operations:
   Net investment income                                 0.43       0.43       0.41       0.39       0.42
   Net realized and unrealized
     gain (loss) on investments                         (0.47)     (0.10)     (0.02)     (0.18)     (0.06)
                                                       ---------------------------------------------------
Total from investment operations                        (0.04)      0.33       0.39       0.21       0.36
Less dividends from:
   Net investment income                                (0.43)     (0.43)     (0.41)     (0.39 )    (0.42)
                                                       ---------------------------------------------------
Change in net asset value                               (0.47)     (0.10)     (0.02)     (0.18)     (0.06)

NET ASSET VALUE, end of year                           $12.64     $13.11     $13.21     $13.23     $13.41
                                                       ==================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                            (0.35)%     2.57%      3.04%      1.62%      2.70%
Ratios to average net assets:
   Net investment income                                 3.29%      3.30%      3.15%      2.96%      3.11%
   Expenses, after expense reductions                    1.24%      1.23%      1.24%      1.25%      1.25%
   Expenses, after expense reductions
     and net of custody credits                          1.22%      1.23%      1.24%      1.24%      1.24%
   Expenses, before expense reductions                   1.74%      1.77%      1.82%      1.83%      1.83%
Portfolio turnover rate                                 13.48%     17.38%     11.59%     16.63%     14.66%

Net assets at end of year (000)                        $15,525    $13,524    $14,113    $18,577    $14,051



THORNBURG NEW YORK INTERMEDIATE MUNICIPAL FUND                                         3 Months
------------------------------------------------------                                          Ended      Year Ended
                                                             Year Ended Sept. 30,              Sept. 30,    June 30,
Class A Shares:                                     2008       2007       2006       2005       2004(a)       2004
PER SHARE PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period                $12.30     $12.38     $12.44     $12.64     $12.46        $12.86

Income from investment operations:                  ----------------------------------------------------------------
   Net investment income                              0.44       0.46       0.45       0.42       0.10          0.45
   Net realized and unrealized
     gain (loss) on investments                      (0.43)     (0.08)     (0.06)     (0.20)      0.18         (0.40)
                                                    -----------------------------------------------------------------
Total from investment operations                      0.01       0.38       0.39       0.22       0.28          0.05
Less dividends from:
   Net investment income                             (0.44)     (0.46)     (0.45)     (0.42)     (0.10)         (0.45)
                                                    ------------------------------------------------------------------
Change in net asset value                            (0.43)     (0.08)     (0.06)     (0.20)      0.18          (0.40)

NET ASSET VALUE, end of period                      $11.87     $12.30     $12.38     $12.44     $12.64         $12.46
                                                    =================================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(b)                                       0.07%      3.13%      3.23%      1.73%      2.26%          0.36%
Ratios to average net assets:
   Net investment income                              3.61%      3.74%      3.66%      3.31%      3.19%(c)       3.51%
   Expenses, after expense reductions                 1.01%      1.01%      1.01%      1.00%      0.99%(c)       0.99%
   Expenses, after expense reductions
     and net of custody credits                       0.99%      0.99%      0.99%      0.99%      0.99%(c)       0.99%
   Expenses, before expense reductions                1.08%      1.11%      1.11%      1.12%      1.18%(c)       1.11%
Portfolio turnover rate                              13.42%     14.91%     15.38%     28.70%      4.27%         13.46%

Net assets at end of period (000)                   $30,685    $33,016    $34,849    $41,375    $45,543        $42,551

<Fa>  The Fund's fiscal year-end changed to September 30.
<Fb>  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
<Fc>  Annualized.


THORNBURG LIMITED TERM U.S. GOVERNMENT FUND
--------------------------------------------------                      Year Ended September 30,
Class A Shares:                                        2008       2007       2006       2005       2004
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                     $12.97     $12.75     $12.76     $13.01     $13.23
Income from investment operations:                     --------------------------------------------------
   Net investment income                                 0.45       0.40       0.37       0.32       0.35
   Net realized and unrealized
     gain (loss) on investments                          0.29       0.23      (0.01)     (0.24)     (0.22)
                                                       ---------------------------------------------------
Total from investment operations                         0.74       0.63       0.36       0.08       0.13
Less dividends from:
   Net investment income                                (0.45)     (0.41)     (0.37)     (0.33)     (0.35)
                                                       ---------------------------------------------------
Change in net asset value                                0.29       0.22      (0.01)     (0.25)     (0.22)

NET ASSET VALUE, end of year                           $13.26     $12.97     $12.75     $12.76     $13.01
                                                       ==================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(a)                                          5.75%      5.03%      2.87%      0.66%      1.04%
Ratios to average net assets:
   Net investment income                                 3.39%      3.13%      2.90%      2.50%      2.72%
   Expenses, after expense reductions                    0.95%      0.98%      0.99%      0.99%      0.92%
   Expenses, after expense reductions
     and net of custody credits                          0.93%      0.97%      0.96%      0.98%      0.91%
   Expenses, before expense reductions                   0.95%      0.99%      0.99%      0.99%      0.92%
Portfolio turnover rate                                 19.61%     43.35%      7.47%     18.00%     12.39%

Net assets at end of year (000)                       $123,625    $91,561   $106,913   $138,422   $163,530

<Fa>  Sales loads are not reflected in computing total return.


THORNBURG LIMITED TERM U.S. GOVERNMENT FUND
--------------------------------------------------
                                                                    Year Ended September 30,
Class B Shares:                                        2008       2007       2006       2005       2004
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                     $12.94     $12.72     $12.73     $12.98     $13.22
Income from investment operations:                     --------------------------------------------------
   Net investment income                                 0.28       0.22       0.18       0.13       0.21
   Net realized and unrealized
     gain (loss) on investments                          0.28       0.23      (0.01)     (0.24)     (0.24)
                                                       --------------------------------------------------
Total from investment operations                         0.56       0.45       0.17      (0.11)     (0.03)
Less dividends from:
   Net investment income                                (0.27)     (0.23)     (0.18)     (0.14)     (0.21)
                                                       --------------------------------------------------
Change in net asset value                                0.29       0.22      (0.01)     (0.25)     (0.24)

NET ASSET VALUE, end of year                           $13.23     $12.94     $12.72     $12.73     $12.98
                                                       ==================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                             4.37%      3.55%      1.32%     (0.82)%    (0.24)%
Ratios to average net assets:
   Net investment income                                 2.08%      1.73%      1.41%      1.03%      1.65%
   Expenses, after expense reductions                    2.26%      2.40%      2.51%      2.46%      1.99%
   Expenses, after expense reductions
     and net of custody credits                          2.25%      2.39%      2.48%      2.45%      1.99%
   Expenses, before expense reductions                   2.26%      2.63%      3.21%      2.86%      2.74%
Portfolio turnover rate                                 19.61%     43.35%      7.47%     18.00%     12.39%
Net assets at end of year (000)                         $5,147     $2,586     $2,476     $1,875     $2,396


THORNBURG LIMITED TERM U.S. GOVERNMENT FUND
--------------------------------------------------
                                                                   Year Ended September 30,
Class C Shares:                                        2008       2007       2006       2005       2004
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                     $13.04     $12.83     $12.84     $13.09     $13.31
Income from investment operations:                     --------------------------------------------------
   Net investment income                                 0.41       0.37       0.34       0.29       0.31
   Net realized and unrealized
     gain (loss) on investments                          0.30       0.22      (0.01)     (0.24)     (0.22)
                                                       --------------------------------------------------
Total from investment operations                         0.71       0.59       0.33       0.05       0.09
Less dividends from
   Net investment income                                (0.41)     (0.38)     (0.34)     (0.30)     (0.31)
                                                       ---------------------------------------------------
Change in net asset value                                0.30       0.21      (0.01)     (0.25)     (0.22)

NET ASSET VALUE, end of year                           $13.34     $13.04     $12.83     $12.84     $13.09
                                                       ===================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                             5.51%      4.66%      2.60%      0.41%      0.73%
Ratios to average net assets:
   Net investment income                                 3.10%      2.88%      2.63%      2.24%      2.40%
   Expenses, after expense reductions                    1.24%      1.25%      1.26%      1.25%      1.24%
   Expenses, after expense reductions
     and net of custody credits                          1.22%      1.24%      1.23%      1.24%      1.24%
   Expenses, before expense reductions                   1.75%      1.80%      1.79%      1.79%      1.76%
Portfolio turnover rate                                 19.61%     43.35%      7.47%     18.00%     12.39%

Net assets at end of year (000)                        $63,998    $25,566    $25,132    $32,821    $43,404



THORNBURG LIMITED TERM INCOME FUND
----------------------------------------
                                                                   Year Ended September 30,
Class A Shares:                                        2008       2007       2006       2005       2004
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                     $12.40     $12.37     $12.51     $12.80     $12.99
                                                       --------------------------------------------------
Income from investment operations:
   Net investment income                                 0.55       0.50       0.50       0.46       0.43
   Net realized and unrealized
     gain (loss) on investments                         (0.48)      0.04      (0.14)     (0.28)     (0.19)
                                                       --------------------------------------------------
Total from investment operations                         0.07       0.54       0.36       0.18       0.24
Less dividends from:
   Net investment income                                (0.55)     (0.51)     (0.50)     (0.47)     (0.43)
                                                       --------------------------------------------------
Change in net asset value                               (0.48)      0.03      (0.14)     (0.29)     (0.19)

NET ASSET VALUE, end of year                           $11.92     $12.40     $12.37     $12.51     $12.80
                                                       ==================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(a)                                          0.44%      4.43%      2.96%      1.44%      1.96%
Ratios to average net assets:
   Net investment income                                 4.38%      4.07%      4.05%      3.52%      3.33%
   Expenses, after expense reductions                    0.99%      1.00%      1.00%      1.00%      0.99%
   Expenses, after expense reductions
     and net of custody credits                          0.99%      0.99%      0.99%      0.99%      0.99%
   Expenses, before expense reductions                   1.03%      1.08%      1.09%      1.09%      1.07%
Portfolio turnover rate                                 42.84%     41.55%      6.77%     23.16%     22.73%

Net assets at end of year (000)                       $134,372   $155,021   $190,670   $212,881   $230,256

<Fa>  Sales loads are not reflected in computing total return.


THORNBURG LIMITED TERM INCOME FUND
----------------------------------------
                                                                   Year Ended September 30,
Class C Shares:                                        2008       2007       2006       2005       2004
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                     $12.38     $12.35     $12.49     $12.78     $12.97
Income from investment operations:                     --------------------------------------------------
   Net investment income                                 0.52       0.47       0.47       0.43       0.40
   Net realized and unrealized
     gain (loss) on investments                         (0.49)      0.03      (0.14)     (0.28)     (0.19)
                                                       --------------------------------------------------
Total from investment operations                         0.03       0.50       0.33       0.15       0.21
Less dividends from:
   Net investment income                                (0.51)     (0.47)     (0.47)     (0.44)     (0.40)
                                                       ---------------------------------------------------
Change in net asset value                               (0.48)      0.03      (0.14)     (0.29)     (0.19)

NET ASSET VALUE, end of year                           $11.90     $12.38     $12.35     $12.49     $12.78
                                                       ==================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                             0.18%      4.17%      2.71%      1.19%      1.70%
Ratios to average net assets:
   Net investment income                                 4.15%      3.82%      3.79%      3.27%      3.07%
   Expenses, after expense reductions                    1.24%      1.24%      1.25%      1.25%      1.25%
   Expenses, after expense reductions
     and net of custody credits                          1.24%      1.24%      1.24%      1.24%      1.24%
   Expenses, before expense reductions                   1.83%      1.89%      1.87%      1.88%      1.87%
Portfolio turnover rate                                 42.84%     41.55%      6.77%     23.16%     22.73%

Net assets at end of year (000)                        $57,114    $40,769    $44,361    $59,355    $65,398


THORNBURG STRATEGIC INCOME FUND
------------------------------------                                               Period Ended
                                                                                   September 30,
Class A Shares:                                                                         2008(a)
PER SHARE PERFORMANCE
(for a share outstanding throughout the period)+
Net asset value, beginning of period                                                    $11.94
                                                                                        -------
Income from investment operations:
   Net investment income                                                                  0.59
   Net realized and unrealized
     gain (loss) on investments                                                          (1.41)
                                                                                        -------
Total from investment operations                                                         (0.82)
Less dividends from:
   Net investment income                                                                 (0.55)
                                                                                        -------
Change in net asset value                                                                (1.37)

NET ASSET VALUE, end of period                                                          $10.57
                                                                                        =======
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(b)                                                                          (7.18)%
Ratios to average net assets:
   Net investment income                                                                  6.51%(c)
   Expenses, after expense reductions                                                     1.27%(c)
   Expenses, after expense reductions
     and net of custody credits                                                           1.25%(c)
   Expenses, before expense reductions                                                    1.79%(c)
Portfolio turnover rate                                                                  36.22%

Net assets at end of period (000)                                                       $18,538

<Fa>  Fund commenced operations on December 19, 2007.
<Fb>  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
<Fc>  Annualized.
<F+>  Based on weighted average shares outstanding.


THORNBURG STRATEGIC INCOME FUND
------------------------------------                                               Period Ended
                                                                                   September 30,
Class C Shares:                                                                         2008(a)
PER SHARE PERFORMANCE
(for a share outstanding throughout the period)+
Net asset value, beginning of period                                                    $11.94
                                                                                        -------
Income from investment operations:
   Net investment income                                                                  0.55
   Net realized and unrealized
     gain (loss) on investments                                                          (1.42)
                                                                                        -------
Total from investment operations                                                         (0.87)
Less dividends from:
   Net investment income                                                                 (0.50)
                                                                                        -------
Change in net asset value                                                                (1.37)

NET ASSET VALUE, end of period                                                          $10.57
                                                                                        =======
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(b)                                                                          (7.57)%
Ratios to average net assets:
   Net investment income                                                                  5.96%(c)
   Expenses, after expense reductions                                                     1.82%(c)
   Expenses, after expense reductions
     and net of custody credits                                                           1.80%(c)
   Expenses, before expense reductions                                                    2.65%(c)
Portfolio turnover rate                                                                  36.22%

Net assets at end of period (000)                                                       $13,829

<Fa>  Fund commenced operations on December 19, 2007.
<Fb>  Not annualized for periods less than one year.
<Fc>  Annualized.
<F+>  Based on weighted average shares outstanding.


THORNBURG VALUE FUND
-----------------------
                                                                  Year Ended September 30,
Class A Shares:                                        2008       2007       2006       2005       2004
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)+
Net asset value, beginning of year                     $44.17     $37.59     $32.79     $28.11     $26.29
Income from investment operations:                     --------------------------------------------------
   Net investment income                                 0.18       0.29       0.35       0.32       0.20
   Net realized and unrealized
     gain (loss) on investments                        (12.26)      7.86       4.76       4.64       1.81
                                                       --------------------------------------------------
Total from investment operations                       (12.08)      8.15       5.11       4.96       2.01
Less dividends from:
   Net investment income (loss)                         (0.14)     (0.27)     (0.31)     (0.28)     (0.19)
   Net realized gains                                   (3.93)     (1.30)       -          -          -
                                                       --------------------------------------------------
Total dividends                                         (4.07)     (1.57)     (0.31)     (0.28)     (0.19)
                                                       --------------------------------------------------
Change in net asset value                              (16.15)      6.58       4.80       4.68       1.82

NET ASSET VALUE, end of year                           $28.02     $44.17     $37.59     $32.79     $28.11
                                                       ==================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(a)                                        (29.52)%     22.23%     15.63%     17.70%      7.61%
Ratios to average net assets:
   Net investment income                                 0.52%      0.70%      1.02%      1.05%      0.69%
   Expenses, after expense reductions                    1.27%      1.27%      1.35%      1.40%      1.37%
   Expenses, after expense reductions
     and net of custody credits                          1.27%      1.27%      1.34%      1.40%      1.37%
   Expenses, before expense reductions                   1.27%      1.27%      1.35%      1.40%      1.37%
Portfolio turnover rate                                 70.65%     79.29%     51.36%     58.90%     68.74%

Net assets at end of year (000)                     $1,088,766 $1,599,976 $1,121,720   $972,478 $1,086,448

<Fa> Sales loads are not reflected in computing total return.
<F+> Based on weighted average shares outstanding.


THORNBURG VALUE FUND
-----------------------
                                                                   Year Ended September 30,
Class B Shares:                                        2008       2007       2006       2005       2004
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)+
Net asset value, beginning of year                     $42.36     $36.17     $31.60     $27.13     $25.47
Income from investment operations:                     --------------------------------------------------
   Net investment income (loss)                         (0.09)     (0.04)      0.07       0.08      (0.03)
   Net realized and unrealized
     gain (loss) on investments                        (11.68)      7.55       4.58       4.47       1.74
                                                       --------------------------------------------------
Total from investment operations                       (11.77)      7.51       4.65       4.55       1.71
Less dividends from:
   Net investment income (loss)                         (0.00)(a)  (0.02)     (0.08)     (0.08)     (0.05)
   Net realized gains                                   (3.93)     (1.30)       -          -          -
                                                       --------------------------------------------------
Total dividends                                         (3.93)     (1.32)     (0.08)     (0.08)     (0.05)
                                                       --------------------------------------------------
Change in net asset value                              (15.70)      6.19       4.57       4.47       1.66

NET ASSET VALUE, end of year                           $26.66     $42.36     $36.17     $31.60     $27.13
                                                       ==================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                           (30.05)%    21.26%     14.71%     16.78%      6.71%
Ratios to average net assets:
   Net investment income (loss)                         (0.28)%    (0.09)%     0.21%      0.27%     (0.12)%
   Expenses, after expense reductions                    2.05%      2.07%      2.15%      2.17%      2.18%
   Expenses, after expense reduction
     and net of custody credits                          2.05%      2.07%      2.14%      2.17%      2.18%
   Expenses, before expense reductions                   2.05%      2.07%      2.15%      2.17%      2.20%
Portfolio turnover rate                                 70.65%     79.29%     51.36%     58.90%     68.74%

Net assets at end of year (000)                        $64,287   $113,299    $96,587    $92,410    $93,508

<Fa> Dividends from net investment income per share were less than $(0.01).
<F+> Based on weighted average shares outstanding.


THORNBURG VALUE FUND
-----------------------
                                                                   Year Ended September 30,
Class C Shares:                                        2008       2007       2006       2005       2004
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)+
Net asset value, beginning of year                     $42.82     $36.55     $31.92     $27.40     $25.70
Income from investment operations:                     --------------------------------------------------
   Net investment income (loss)                         (0.08)     (0.02)      0.09       0.09      (0.02)
   Net realized and unrealized
     gain (loss) on investments                        (11.81)      7.62       4.62       4.51       1.77
                                                       --------------------------------------------------
Total from investment operations                       (11.89)      7.60       4.71       4.60       1.75
Less dividends from:
   Net investment income                                (0.01)     (0.03)     (0.08)     (0.08)     (0.05)
   Net realized gains                                   (3.93)     (1.30)       -          -          -
                                                       --------------------------------------------------
Total dividends                                         (3.94)     (1.33)     (0.08)     (0.08)     (0.05)
                                                       --------------------------------------------------
Change in net asset value                              (15.83)      6.27       4.63       4.52       1.70

NET ASSET VALUE, end of year                           $26.99     $42.82     $36.55     $31.92     $27.40
                                                       ==================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                           (30.03)%    21.29%     14.77%     16.80%      6.81%
Ratios to average net assets:
   Net investment income (loss)                         (0.23)%    (0.05)%     0.27%      0.31%     (0.07)%
   Expenses, after expense reductions                    2.02%      2.03%      2.09%      2.14%      2.14%
   Expenses, after expense reductions
     and net of custody credits                          2.01%      2.03%      2.09%      2.14%      2.14%
   Expenses, before expense reductions                   2.02%      2.03%      2.09%      2.14%      2.15%
Portfolio turnover rate                                 70.65%     79.29%     51.36%     58.90%     68.74%

Net assets at end of year (000)                       $401,880   $621,687   $490,399   $446,567   $475,296

<F+> Based on weighted average shares outstanding.


THORNBURG INTERNATIONAL VALUE FUND
----------------------------------------
                                                                   Year Ended September 30,
Class A Shares:                                        2008       2007       2006       2005       2004
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)+
Net asset value, beginning of year                     $36.09     $26.51     $22.80     $18.18     $14.95
Income from investment operations:                     --------------------------------------------------
   Net investment income                                 0.37       0.27       0.32       0.18       0.15
   Net realized and unrealized
     gain (loss) on investments                         (9.59)     10.25       4.00       4.63       3.08
                                                       --------------------------------------------------
Total from investment operations                        (9.22)     10.52       4.32       4.81       3.23
Less dividends from:
   Net investment income                                (0.31)     (0.29)     (0.21)     (0.19)       -
   Net realized gains                                   (2.88)     (0.65)     (0.40)       -          -
                                                       --------------------------------------------------
Total dividends                                         (3.19)     (0.94)     (0.61)     (0.19)       -
                                                       --------------------------------------------------
Change in net asset value                              (12.41)      9.58       3.71       4.62       3.23

NET ASSET VALUE, end of year                           $23.68     $36.09     $26.51     $22.80     $18.18
                                                       ==================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(a)                                        (27.77)%    40.64%     19.30%     26.51%     21.61%
Ratios to average net assets:
   Net investment income                                 1.23%      0.88%      1.25%      0.87%      0.88%
   Expenses, after expense reductions                    1.28%      1.29%      1.33%      1.44%      1.49%
   Expenses, after expense reductions
     and net of custody credits                          1.28%      1.29%      1.33%      1.44%      1.49%
   Expenses, before expense reductions                   1.28%      1.29%      1.33%      1.44%      1.51%
Portfolio turnover rate                                 27.31%     64.77%     36.58%     34.17%     35.84%

Net assets at end of year (000)                     $5,510,070 $7,111,205 $4,261,892 $2,205,924   $948,631

<Fa>  Sales loads are not reflected in computing total return.
<F+>  Based on weighted average shares outstanding.


THORNBURG INTERNATIONAL VALUE FUND
----------------------------------------
                                                                   Year Ended September 30,
Class B Shares:                                        2008       2007       2006       2005       2004
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)+
Net asset value, beginning of year                     $34.33     $25.28     $21.82     $17.39     $14.43
Income from investment operations:                     --------------------------------------------------
   Net investment income                                 0.13       0.03       0.11       0.01      (0.02)
   Net realized and unrealized
     gain (loss) on investments                         (9.06)      9.75       3.81       4.44       2.98
                                                       --------------------------------------------------
Total from investment operations                        (8.93)      9.78       3.92       4.45       2.96
Less dividends from:
   Net investment income                                (0.15)     (0.08)     (0.06)     (0.02)       -
   Net realized gains                                   (2.88)     (0.65)     (0.40)       -          -
                                                       --------------------------------------------------
Total dividends                                         (3.03)     (0.73)     (0.46)     (0.02)       -
                                                       --------------------------------------------------
Change in net asset value                              (11.96)      9.05       3.46       4.43       2.96

NET ASSET VALUE, end of year                           $22.37     $34.33     $25.28     $21.82     $17.39
                                                       ==================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                           (28.33)%    39.55%     18.32%     25.59%     20.51%
Ratios to average net assets:
   Net investment income (loss)                          0.44%      0.11%      0.44%      0.04%     (0.12)%
   Expenses, after expense reductions                    2.04%      2.06%      2.13%      2.26%      2.36%
   Expenses, after expense reductions
     and net of custody credits                          2.04%      2.06%      2.13%      2.25%      2.36%
   Expenses, before expense reductions                   2.04%      2.06%      2.13%      2.27%      2.42%
Portfolio turnover rate                                 27.31%     64.77%     36.58%     34.17%     35.84%

Net assets at end of year (000)                       $98,541   $135,486    $82,799    $47,306    $22,181

<F+>  Based on weighted average shares outstanding.


THORNBURG INTERNATIONAL VALUE FUND
----------------------------------------
                                                                   Year Ended September 30,
Class C Shares:                                        2008       2007       2006       2005       2004
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)+
Net asset value, beginning of year                     $34.45     $25.37     $21.89     $17.46     $14.47
Income from investment operations:                     --------------------------------------------------
   Net investment income                                 0.15       0.05       0.13       0.03       0.01
   Net realized and unrealized
     gain (loss) on investments                         (9.10)      9.78       3.82       4.45       2.98
                                                       --------------------------------------------------
Total from investment operations                        (8.95)      9.83       3.95       4.48       2.99
Less dividends from:
   Net investment income                                (0.16)     (0.10)     (0.07)     (0.05)       -
   Net realized gains                                   (2.88)     (0.65)     (0.40)       -          -
                                                       --------------------------------------------------
Total dividends                                         (3.04)     (0.75)     (0.47)     (0.05)       -
                                                       --------------------------------------------------
Change in net asset value                              (11.99)      9.08       3.48       4.43       2.99

NET ASSET VALUE, end of year                           $22.46     $34.45     $25.37     $21.89     $17.46
                                                       ==================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                           (26.28)%    39.63%     18.41%     25.65%     20.66%
Ratios to average net assets:
   Net investment income (loss)                          0.50%      0.17%      0.55%      0.16%      0.04%
   Expenses, after expense reductions                    2.00%      2.01%      2.06%      2.16%      2.26%
   Expenses, after expense reductions
     and net of custody credits                          2.00%      2.01%      2.05%      2.15%      2.26%
   Expenses, before expense reductions                   2.00%      2.01%      2.06%      2.16%      2.26%
Portfolio turnover rate                                 27.31%     64.77%     36.58%     34.17%     35.84%

Net assets at end of year (000)                     $1,852,185 $2,309,487 $1,290,250   $635,833   $243,955

<F+>  Based on weighted average shares outstanding.


THORNBURG CORE GROWTH FUND
------------------------------
                                                                  Year Ended September 30,
Class A Shares:                                        2008       2007       2006       2005       2004
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)+
Net asset value, beginning of year                     $20.72     $16.38     $14.21     $10.87     $10.11
                                                       --------------------------------------------------
Income from investment operations:
   Net investment income (loss)                         (0.10)     (0.15)     (0.14)     (0.14)     (0.15)
   Net realized and unrealized
     gain (loss) on investments                         (7.25)      4.49       2.54       3.48       0.90
                                                       --------------------------------------------------
Total from investment operations                        (7.35)      4.34       2.40       3.34       0.75
                                                       --------------------------------------------------
Redemption fees added to paid in capital                  -          -         0.01        -         0.01

Less dividends from:
   Net realized gains                                   (0.01)       -        (0.24)       -          -
                                                       --------------------------------------------------
Change in net asset value                               (7.36)      4.34       2.17       3.34       0.76

NET ASSET VALUE, end of year                           $13.36     $20.72     $16.38     $14.21     $10.87
                                                       ==================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(a)                                        (35.48)%    26.50%     17.20%     30.73%      7.52%
Ratios to average net assets:
   Net investment income (loss)                         (0.58)%    (0.78)%    (0.86)%    (1.14)%    (1.37)%
  Expenses, after expense reductions                     1.38%      1.37%      1.48%      1.60%      1.62%
   Expenses, after expense reductions
     and net of custody credits                          1.38%      1.36%      1.46%      1.57%      1.61%
   Expenses, before expense reductions                   1.38%      1.37%      1.48%      1.60%      1.70%

Portfolio turnover rate                                 79.73%     82.37%     98.00%    115.37%    108.50%

Net assets at end of period (000)                     $738,457 $1,470,020   $502,345   $110,836    $40,899

<Fa>  Sales loads are not reflected in computing total return.
<F+>  Based on weighted average shares outstanding.


THORNBURG CORE GROWTH FUND
------------------------------
                                                                   Year Ended September 30,
Class C Shares:                                        2008       2007       2006       2005       2004
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)+
Net asset value, beginning of year                     $19.57     $15.59     $13.63     $10.51      $9.85
                                                       --------------------------------------------------
Income from investment operations:
   Net investment income (loss)                         (0.22)     (0.28)     (0.24)     (0.23)     (0.22)
   Net realized and unrealized
     gain (loss) on investments                         (6.81)      4.26       2.43       3.35       0.88
                                                       --------------------------------------------------
Total from investment operations                        (7.03)      3.98       2.19       3.12       0.66
                                                       --------------------------------------------------
Redemption fees added to paid in capital                  -          -         0.01        -          -

Less dividends from:
   Net realized gains                                   (0.01)       -        (0.24)       -          -
                                                       --------------------------------------------------
Change in net asset value                               (7.04)      3.98       1.96       3.12       0.66

NET ASSET VALUE, end of year                           $12.53     $19.57     $15.59     $13.63     $10.51
                                                       ==================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                           (35.93)%    25.53%     16.38%     29.69%      6.70%
Ratios to average net assets:
   Net investment income (loss)                         (1.34)%    (1.53)%    (1.63)%    (1.91)%    (2.13)%
   Expenses, after expense reductions                    2.13%      2.12%      2.25%      2.37%      2.38%
   Expenses, after expense reductions
     and net of custody credits                          2.13%      2.11%      2.23%      2.34%      2.37%
   Expenses, before expense reductions                   2.13%      2.12%      2.25%      2.37%      2.52%

Portfolio turnover rate                                 79.73%     82.37%     98.00%    115.37%    108.50%

Net assets at end of period (000)                     $385,110   $664,252   $187,180    $41,737    $14,693

<F+>  Based on weighted average shares outstanding.


THORNBURG INVESTMENT INCOME BUILDER FUND
-----------------------------------------------
                                                                   Year Ended September 30,
Class A Shares:                                        2008       2007       2006       2005       2004
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)+
Net asset value, beginning of year                     $23.35     $19.58     $17.93     $15.60     $13.77
Income from investment operations:                     --------------------------------------------------
   Net investment income                                 1.04       0.93       0.78       0.73       0.72
   Net realized and unrealized
     gain (loss) on investments                         (6.04)      4.23       1.98       2.24       1.66
                                                       --------------------------------------------------
Total from investment operations                        (5.00)      5.16       2.76       2.97       2.38
Less dividends from:
  Net investment income                                 (1.02)     (0.88)     (0.77)     (0.64)     (0.55)
  Net realized gains                                    (0.47)     (0.51)     (0.34)       -          -
                                                       --------------------------------------------------
Total dividends                                         (1.49)     (1.39)     (1.11)     (0.64)     (0.55)
                                                       --------------------------------------------------
Change in net asset value                               (6.49)      3.77       1.65       2.33       1.83

NET ASSET VALUE, end of year                           $16.86     $23.35     $19.58     $17.93     $15.60
                                                       ==================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(a)                                        (22.48)%    27.40%     16.05%     19.21%     17.40%
Ratios to average net assets:
   Net investment income                                 5.01%      4.39%      4.22%      4.26%      4.72%
   Expenses, after expense reductions                    1.25%      1.30%      1.38%      1.47%      1.50%
   Expenses, after expense reductions
     and net of custody credits                          1.25%      1.30%      1.38%      1.47%      1.49%
   Expenses, before expense reductions                   1.25%      1.30%      1.38%      1.47%      1.50%

Portfolio turnover rate                                 46.07%     62.60%     55.29%     76.76%    109.21%

Net assets at end of year (000)                     $1,393,268 $1,697,061   $903,347   $515,915   $224,522

<Fa>  Sales loads are not reflected in computing total return.
<F+>  Based on weighted average shares outstanding.


THORNBURG INVESTMENT INCOME BUILDER FUND
-----------------------------------------------
                                                                   Year Ended September 30,
Class C Shares:                                        2008       2007       2006       2005       2004
PER SHARE PERFORMANCE
(for a share outstanding throughout the year)+
Net asset value, beginning of year                     $23.37     $19.60     $17.95     $15.62     $13.79
Income from investment operations:                     --------------------------------------------------
   Net investment income                                 0.90       0.81       0.70       0.66       0.66
   Net realized and unrealized
     gain (loss) on investments                         (6.04)      4.22       1.97       2.24       1.66
                                                       --------------------------------------------------
Total from investment operations                        (5.14)      5.03       2.67       2.90       2.32
Less dividends from:
  Net investment income                                 (0.89)     (0.75)     (0.68)     (0.57)     (0.49)
  Net realized gains                                    (0.47)     (0.51)     (0.34)       -          -
                                                       --------------------------------------------------
Total Dividends                                         (1.36)     (1.26)     (1.02)     (0.57)     (0.49)

Change in net asset value                               (6.50)      3.77       1.65       2.33       1.83

NET ASSET VALUE, end of year                           $16.87     $23.37     $19.60     $17.95     $15.62
                                                       ==================================================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return                                           (23.02)%    26.64%     15.45%     18.70%     16.89%
Ratios to average net assets:
   Net investment income                                 4.36%      3.79%      3.73%      3.84%      4.33%
   Expenses, after expense reductions                    1.90%      1.90%      1.90%      1.90%      1.89%
   Expenses, after expense reductions
     and net of custody credits                          1.90%      1.89%      1.90%      1.89%      1.89%
   Expenses, before expense reductions                   2.03%      2.06%      2.15%      2.23%      2.25%

Portfolio turnover rate                                 46.07%     62.60%     55.29%     76.76%    109.21%

Net assets at end of year (000)                     $1,399,947 $1,535,532   $636,947   $337,489   $143,122

<F+>  Based on weighted average shares outstanding.


THORNBURG GLOBAL OPPORTUNITIES FUND
-----------------------------------------
                                                                               Year Ended       Period Ended
                                                                              September 30,     September 30,
Class A Shares:                                                              2008       2007       2006(a)
PER SHARE PERFORMANCE
(for a share outstanding throughout the period)+

Net asset value, beginning of period                                         $20.06     $12.86     $11.94
                                                                             ----------------------------
Income from investment operations:
  Net investment income                                                        0.30       0.07       0.01
  Net realized and unrealized
    gain (loss) on investments                                                (6.30)      7.29       0.91
                                                                             ----------------------------
Total from investment operations                                              (6.00)      7.36       0.92
Less dividends from:
  Net investment income                                                       (0.14)     (0.00)(b)    -
  Net realized gains                                                          (0.54)     (0.16)       -
                                                                             ----------------------------
Total dividends                                                               (0.68)     (0.16)       -

Change in net asset value                                                     (6.68)      7.20       0.92

NET ASSET VALUE, end of period                                               $13.38     $20.06     $12.86
                                                                             ============================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(c)                                                              (30.85)%   57.75%       7.71%
Ratios to average net assets:
   Net investment income                                                       1.68%     0.41%       0.34%(d)
   Expenses, after expense reductions                                          1.50%     1.51%       1.70%(d)
   Expenses, after expense reductions
     and net of custody credits                                                1.49%     1.50%       1.63%(d)
   Expenses, before expense reductions                                         1.50%     1.55%       6.12%(d)(e)
Portfolio turnover rate                                                       83.70%    91.02%       6.08%
Net assets at end of period (000)                                           $159,996  $262,475      $8,477

<Fa> Fund commenced operations on July 28, 2006.
<Fb> Dividends from net investment income per share were less than $(0.01).
<Fc> Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
<Fd> Annualized.
<Fe> Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
<F+> Based on weighted average shares outstanding.


THORNBURG GLOBAL OPPORTUNITIES FUND
-----------------------------------
                                                                               Year Ended       Period Ended
                                                                              September 30,     September 30,
Class C Shares:                                                              2008       2007       2006(a)
Per Share Performance
(for a share outstanding throughout the period)+

Net asset value, beginning of period                                         $19.87     $12.84     $11.94
                                                                             ----------------------------
Income from investment operations:
  Net investment income                                                        0.17      (0.06)     (0.01)
  Net realized and unrealized
    gain (loss) on investments                                                (6.24)      7.25       0.91
                                                                             ----------------------------
Total from investment operations                                              (6.07)      7.19       0.90
Less dividends from:
  Net investment income                                                       (0.04)       -          -
  Net realized gains                                                          (0.54)     (0.16)       -
                                                                             ----------------------------
Total dividends                                                               (0.58)

Change in net asset value                                                     (6.65)      7.03       0.90

NET ASSET VALUE, end of period                                               $13.22     $19.87     $12.84
                                                                             ============================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(b)                                                              (31.38)%    56.48%      7.54%
Ratios to average net assets:
   Net investment income (loss)                                                0.97%     (0.34)%    (0.40)%(c)
   Expenses, after expense reductions                                          2.25%      2.28%      2.41%(c)
   Expenses, after expense reductions
     and net of custody credits                                                2.24%      2.28%      2.35%(c)
   Expenses, before expense reductions                                         2.25%      2.33%      9.01%(c)(d)
Portfolio turnover rate                                                       83.70%     91.02%      6.08%
Net assets at end of period (000)                                           $101,908   $107,298     $3,505

<Fa> Fund commenced operations on July 28, 2006.
<Fb> Not annualized for periods less than one year.
<Fc> Annualized.
<Fd> Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
<F+> Based on weighted average shares outstanding.


THORNBURG INTERNATIONAL GROWTH FUND
-----------------------------------------
                                                                                   Year Ended   Period Ended
                                                                                  September 30, September 30,
Class A Shares:                                                                         2008       2007(a)
PER SHARE PERFORMANCE
(for a share outstanding throughout the period)+

Net asset value, beginning of period                                                  $14.92       $11.94
                                                                                      -------------------
Income from investment operations:
  Net investment income                                                                 0.07        (0.03)
  Net realized and unrealized
    gain (loss) on investments                                                         (4.27)        3.01
                                                                                      -------------------
Total from investment operations                                                       (4.20)        2.98
Less dividends from:
  Net investment income                                                                (0.37)         -
                                                                                      -------------------
Change in net asset value                                                              (4.57)        2.98

NET ASSET VALUE, end of period                                                        $10.35       $14.92
                                                                                      ===================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return (b)                                                                      (28.98)%      24.96%
Ratios to average net assets:
   Net investment income                                                                0.53%       (0.29)%(c)
   Expenses, after expense reductions                                                   1.56%        1.64%(c)
   Expenses, after expense reductions
     and net of custody credits                                                         1.55%        1.62%(c)
   Expenses, before expense reductions                                                  1.63%        2.10%(c)
Portfolio turnover rate                                                                54.31%      113.34%

Net assets at end of period (000)                                                     $28,414      $25,145

<Fa> Fund commenced operations on February 1, 2007.
<Fb> Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
<Fc> Annualized.
<F+> Based on weighted average shares outstanding.


THORNBURG INTERNATIONAL GROWTH FUND
-----------------------------------------
                                                                                   Year Ended   Period Ended
                                                                                  September 30, September 30,
Class C Shares:                                                                         2008       2007(a)
PER SHARE PERFORMANCE
(for a share outstanding throughout the period)+

Net asset value, beginning of period                                                  $14.85      $11.94
                                                                                      ------------------
Income from investment operations:
  Net investment income                                                                (0.03)      (0.10)
  Net realized and unrealized
    gain (loss) on investments                                                         (4.23)       3.01
                                                                                      ------------------
Total from investment operations                                                       (4.26)       2.91
Less dividends from:
  Net investment income                                                                (0.37)        -
                                                                                      ------------------
Change in net asset value                                                              (4.63)       2.91

NET ASSET VALUE, end of period                                                        $10.22      $14.85
                                                                                      ==================
RATIOS/SUPPLEMENTAL DATA
------------------------
Total return(b)                                                                       (29.53)%     24.37%
Ratios to average net assets:
   Net investment income                                                               (0.23)%     (1.13)%(c)
   Expenses, after expense reductions                                                   2.32%       2.39%(c)
   Expenses, after expense reductions
     and net of custody credits                                                         2.32%       2.38%(c)
   Expenses, before expense reductions                                                  2.45%       3.23%(c)
Portfolio turnover rate                                                                54.31%     113.34%

Net assets at end of period (000)                                                     $23,638     $12,376

<Fa> Fund commenced operations on February 1, 2007.
<Fb> Not annualized for periods less than one year.
<Fc> Annualized.
<F+> Based on weighted average shares outstanding.




<OUTSIDE BACK COVER>
ADDITIONAL INFORMATION

REPORTS TO SHAREHOLDERS
   Shareholders will receive annual reports of their Fund containing financial statements audited by the Funds' independent registered public accounting firm, and also will receive unaudited semi-annual reports. In addition, each shareholder will receive an account statement no less often than quarterly.

INVESTMENT ADVISOR
   Thornburg Investment Management, Inc.
   2300 North Ridgetop Road
   Santa Fe, New Mexico 87506

DISTRIBUTOR
   Thornburg Securities Corporation
   2300 North Ridgetop Road
   Santa Fe, New Mexico 87506

CUSTODIAN
   State Street Bank & Trust Co.
   2 Avenue De Lafayette
   Boston, Massachusetts 02111

TRANSFER AGENT
   Boston Financial Data Services
   Post Office Box 219017
   Kansas City, Missouri 64121-9017

GENERAL COUNSEL

   Legal matters in connection with the issuance of shares of the Funds are passed upon by Thompson, Hickey, Cunningham, Clow & April, P.A., 460 St. Michael's Drive, Building 1100, Suite 1103, Santa Fe, New Mexico 87505.

Additional information about the Funds' investments is available in the Funds' Annual and Semiannual Reports to Shareholders. In each Fund's Annual Report you will find a discussion of the market conditions and investment strategies which significantly affected the Fund's performance during its last fiscal year. The Funds' Statement of Additional Information (SAI) and the Funds' Annual and Semiannual Reports are available without charge upon request. Shareholders may make inquiries about the Funds, and investors may request copies of the SAI, Annual and Semiannual Reports, and obtain other Fund information, by contacting Thornburg Securities Corporation at 2300 North Ridgetop Road, Santa Fe, New Mexico 87506 or by phone at (800) 847-0200. The Funds' current Statement of Additional Information and Annual and Semiannual Reports to Shareholders also may be obtained on the Thornburg Website at www.thornburg.com. The Funds' current SAI is incorporated in this Prospectus by reference (legally forms a part of this Prospectus).

Information about the Funds (including the SAI) may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are also available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102, or by contacting the Commission by e-mail at publicinfo@sec.gov.

No dealer, sales representative or any other person has been authorized to give any information or to make any representation not contained in this Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by any Fund or Thornburg Securities Corporation. This Prospectus constitutes an offer to sell securities of a Fund only in those states where the Fund's shares have been registered or otherwise qualified for sale. A Fund will not accept applications from persons residing in states where the Fund's shares are not registered or qualified for sale.

Thornburg Securities Corporation, Distributor
2300 North Ridgetop Road
Santa Fe, New Mexico 87506
(800) 847-0200
www.thornburg.com

The Funds are separate series of Thornburg Investment Trust, which files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.